As filed with the Securities and Exchange Commission on April 19, 2013

File Nos. 2-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 104	☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

Michael Berenson

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2013

Diversifier II Variable Annuity

PROSPECTUS — MAY 1, 2013

Individual Annuity Contracts With Variable Benefit Provisions - Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes two annuity contracts (“Contracts”) offered by the Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59  1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2013, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investments, L.P.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

CONDENSED FINANCIAL INFORMATION	9

FINANCIAL STATEMENTS	9

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the contract date.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

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Variable Contract:  The variable annuity contract described in this prospectus.

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge
Variable/Fixed Contract	7%	(a)
Variable Contract	5%	(b)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30	(c)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None
Total Separate Account Annual Expenses	1.25%

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees and other expenses)	0.34%	1.72%

(a)

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

(b)	You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.
(c)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.31%	0.00%	0.49%	0.00%		0.49%
Limited Maturity Bond	0.30%	0.27%	0.01%	0.58%	0.00%		0.58%
Quality Bond	0.31%	0.25%	0.02%	0.58%	0.00%		0.58%
High Yield Bond	0.50%	0.32%	0.00%	0.82%	0.00%		0.82%
Flexibly Managed	0.60%	0.24%	0.00%	0.84%	0.00%		0.84%
Balanced	0.00%	0.23%	0.43%	0.66%	0.04%	(1)	0.62%
Large Growth Stock	0.63%	0.28%	0.00%	0.91%	0.00%		0.91%
Large Cap Growth	0.55%	0.35%	0.00%	0.90%	0.00%		0.90%
Large Core Growth	0.60%	0.29%	0.00%	0.89%	0.00%		0.89%

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	Investment Advisory Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Large Cap Value	0.60%	0.28%		0.01%	0.89%	0.00%		0.89%
Large Core Value	0.60%	0.28%		0.00%	0.88%	0.00%		0.88%
Index 500	0.07%	0.27%		0.00%	0.34%	0.00%		0.34%
Mid Cap Growth	0.70%	0.30%		0.00%	1.00%	0.00%		1.00%
Mid Cap Value	0.55%	0.29%		0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.36%		0.06%	1.14%	0.00%		1.14%
SMID Cap Growth	0.75%	0.37%		0.01%	1.13%	0.07%	(1)	1.06%
SMID Cap Value	0.95%	0.32%		0.00%	1.27%	0.13%	(1)	1.14%
Small Cap Growth	0.75%	0.35%		0.00%	1.10%	0.00%		1.10%
Small Cap Value	0.85%	0.28%	(1)	0.07%	1.20%	0.00%		1.20%
Small Cap Index	0.30%	0.39%		0.09%	0.78%	0.14%	(1)	0.64%
Developed International Index	0.30%	0.70%		0.00%	1.00%	0.41%	(1)	0.59%
International Equity	0.85%	0.32%		0.00%	1.17%	0.00%		1.17%
Emerging Markets Equity	1.18%	0.54%		0.00%	1.72%	0.00%		1.72%
Real Estate Securities	0.70%	0.31%		0.00%	1.01%	0.00%		1.01%
Aggressive Allocation	0.10%	0.25%		0.94%	1.29%	0.02%	(1)	1.27%
Moderately Aggressive Allocation	0.10%	0.22%		0.87%	1.19%	0.00%		1.19%
Moderate Allocation	0.10%	0.21%		0.79%	1.10%	0.00%		1.10%
Moderately Conservative Allocation	0.10%	0.22%	(1)	0.69%	1.01%	0.00%		1.01%
Conservative Allocation	0.10%	0.23%		0.60%	0.93%	0.00%		0.93%

(1)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund. Under this agreement, to the extent Penn Mutual and/or the Fund’s investment adviser does not have an obligation to waive their fees or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and/or the investment adviser, if any, during the Fund’s preceding three fiscal years. Pursuant to this agreement, 0.02% and 0.01% of the previously waived advisory fees for the Small Cap Value Fund and Moderately Conservative Allocation Fund, respectively, was recouped by the Fund’s investment adviser during fiscal year 2012.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Aggressive Allocation	0.33%

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

8

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Variable Contract at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$807	$1,420	$1,899	$3,359
Assuming Minimum Total Annual Fund Expenses	$669	$1,025	$1,228	$1,970

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$307	$940	$1,598	$3,359
Assuming Minimum Total Annual Fund Expenses	$169	$525	$904	$1,970

(3)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$951	$1,420	$1,899	$3,359
Assuming Minimum Total Annual Fund Expenses	$823	$1,026	$1,228	$1,970

(4)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$951	$1,420	$1,949	$3,470
Assuming Minimum Total Annual Fund Expenses	$823	$1,026	$1,282	$2,099

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

9

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2012 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

10

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term capital growth primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — long-term growth of capital (capital appreciation).

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

11

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investments, L.P., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

12

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instruction) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc.

In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

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You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code of 1986, as amended, (the “Code”), the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

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What Types of Annuity Payments May I Choose?

You may choose from the following options:

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An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  Unless you tell us otherwise:

•	The total Contract Value will be annuitized under the fixed annuity option.

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If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday. If your Contract is issued under a qualified retirement plan, annuity payments must commence not later than the first day of April following the year in which the Annuitant turns 70 1/2. We will dispense your annuity payments on the date all required forms are received.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

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If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

You have a choice of a life contingent annuity or a period certain annuity. If you choose a period certain annuity you may elect to receive the present value of your annuity in a lump sum.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the following paragraphs.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

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the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•

the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value the Fixed Interest Account under your Contract.

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•

the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies prior to the Annuity Date, we will pay the greater of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

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The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request, however, the death benefit payment amount will be invested in the variable subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among

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Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance,

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your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

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If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

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Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the Funds’ Prospectus for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contracts and the Separate Account.

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We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

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We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

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We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract.  The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

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First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract.  If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled

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amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information.  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment subaccount. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account, the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of

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interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

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Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement

24

plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

25

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by the FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

26

STATEMENT OF ADDITIONAL INFORMATION CONTENTS
VARIABLE ANNUITY PAYMENTS	B-1
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3
Transaction Valuation	B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3
DISTRIBUTION OF CONTRACTS	B-3
CUSTODIAN	B-4
INDEPENDENT AUDITORS	B-4
LEGAL MATTERS	B-4
FINANCIAL STATEMENTS	B-4

27

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$23.972	$24.270	$24.573	$24.774	$24.435
Accumulation Unit Value, end of period	$23.676	$23.972	$24.270	$24.573	$24.774
Number of Accumulation Units outstanding, end of period	210,983	238,144	240,231	315,122	443,259

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.572	$22.809	$22.462	$22.258	$22.616
Accumulation Unit Value, end of period	$24.435	$23.572	$22.809	$22.462	$22.528
Number of Accumulation Units outstanding, end of period	468,495	323,605	337,233	440,650	575,314

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$17.387	$17.220	$16.812	$16.708	$16.108
Accumulation Unit Value, end of period	$17.276	$17.387	$17.220	$16.812	$16.708
Number of Accumulation Units outstanding, end of period	175,285	180,706	207,432	206,504	252,452

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.502	$15.021	$14.891	$14.736	$14.501
Accumulation Unit Value, end of period	$16.108	$15.502	$15.021	$14.891	$14.736
Number of Accumulation Units outstanding, end of period	326,313	346,764	311,508	377,834	501,159

A-1

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$39.892	$36.680	$35.020	$33.448	$32.227
Accumulation Unit Value, end of period	$40.664	$39.892	$36.680	$35.020	$33.448
Number of Accumulation Units outstanding, end of period	378,894	420,961	506,045	528,281	585,649

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$30.690	$29.524	$29.165	$28.234	$26.926
Accumulation Unit Value, end of period	$32.227	$30.690	$29.524	$29.165	$28.234
Number of Accumulation Units outstanding, end of period	691,442	736,923	818,298	961,735	1,065,243

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$68.556	$67.346	$59.729	$41.229	$55.009
Accumulation Unit Value, end of period	$77.563	$68.556	$67.346	$59.729	$41.229
Number of Accumulation Units outstanding, end of period	152,829	171,745	208,225	231,719	261,016

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$53.785	$49.524	$48.635	$44.482	$36.581
Accumulation Unit Value, end of period	$55.009	$53.785	$49.524	$48.635	$44.482
Number of Accumulation Units outstanding, end of period	340,084	425,216	514,250	583,958	729,334

A-2

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$164.730	$161.884	$143.884	$109.608	$153.793
Accumulation Unit Value, end of period	$186.641	$164.730	$161.884	$143.884	$109.608
Number of Accumulation Units outstanding, end of period	871,485	970,011	1,125,670	1,267,975	1,494,699

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$149.071	$130.835	$122.841	$104.894	$81.754
Accumulation Unit Value, end of period	$153.793	$149.071	$130.835	$122.841	$104.894
Number of Accumulation Units outstanding, end of period	1,952,018	2,278,653	2,514,472	2,650,018	2,719,530

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.380	$10.917	$9.897	$8.488	$10.000
Accumulation Unit Value, end of period	$12.422	$11.380	$10.917	$9.897	$8.488
Number of Accumulation Units outstanding, end of period	771,220	875,714	977,336	1,119,158	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-3

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2012		2011		2010		2009		2008
	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qaul	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$43.470	$43.112	$44.771	$44.342	$38.763	$38.444	$27.461	$27.235	$47.833	$47.439
Accumulation Unit Value, end of period	$50.978	$50.558	$43.470	$43.112	$44.771	$44.342	$38.763	$38.444	$27.461	$27.235
Number of Accumulation Units outstanding, end of period	301,929	95,643	330,608	109,442	364,620	115,704	407,452	128,767	462,225	139,248

	Year Ended December 31,
	2007		2006		2005		2004		2003
	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$44.375	$44.010	$39.760	$39.433	$37.930	$37.617	$34.322	$34.039	$30.930	$30.675
Accumulation Unit Value, end of period	$47.833	$47.439	$44.375	$44.010	$39.760	$39.433	$37.930	$37.617	$34.322	$34.039
Number of Accumulation Units outstanding, end of period	549,132	159,850	632,535	192,085	704,398	216,176	774,981	234,602	954,642	282,510

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$9.086	$9.868	$8.886	$6.542	$11.792
Accumulation Unit Value, end of period	$9.893	$9.086	$9.868	$8.886	$6.542
Number of Accumulation Units outstanding, end of period	115,782	149,732	189,915	194,766	189,495

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.404	$11.136	$11.142	$10.383	$8.370
Accumulation Unit Value, end of period	$11.792	$11.404	$11.136	$11.142	$10.383
Number of Accumulation Units outstanding, end of period	217,052	328,102	354,234	378,789	259,358

A-4

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.934	$9.523	$8.222	$6.127	$10.000
Accumulation Unit Value, end of period	$10.247	$8.934	$9.523	$8.222	$6.127
Number of Accumulation Units outstanding, end of period	1,992,389	2,238,611	2,570,586	2,990,016	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$48.025	$50.878	$44.860	$33.996	$62.157
Accumulation Unit Value, end of period	$53.703	$48.025	$50.878	$44.860	$33.996
Number of Accumulation Units outstanding, end of period	532,423	596,619	681,939	777,187	910,394

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$60.678	$51.949	$51.068	$45.821	$36.316
Accumulation Unit Value, end of period	$62.157	$60.678	$51.949	$51.068	$45.821
Number of Accumulation Units outstanding, end of period	1,106,434	1,345,261	1,539,420	1,792,241	2,084,422

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.642	$9.133	$8.373	$7.262	$10.000
Accumulation Unit Value, end of period	$9.864	$8.642	$9.133	$8.373	$7.262
Number of Accumulation Units outstanding, end of period	1,272,165	1,423,077	1,780,458	2,126,264	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-5

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$16.585	$16.503	$14.559	$11.960	$18.518
Accumulation Unit Value, end of period	$18.947	$16.585	$16.503	$14.559	$11.960
Number of Accumulation Units outstanding, end of period	860,272	988,104	1,099,666	1,298,802	1,524,507

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$17.844	$15.661	$15.177	$13.911	$10.970
Accumulation Unit Value, end of period	$18.518	$17.844	$15.661	$15.177	$13.911
Number of Accumulation Units outstanding, end of period	1,730,697	2,030,923	2,373,565	2,823,090	3,169,175

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$17.341	$19.039	$15.198	$10.414	$20.623
Accumulation Unit Value, end of period	$18.167	$17.341	$19.039	$15.198	$10.414
Number of Accumulation Units outstanding, end of period	396,648	443,195	497,414	576,717	673,165

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$16.687	$15.820	$14.240	$12.947	$8.781
Accumulation Unit Value, end of period	$20.623	$16.687	$15.820	$14.240	$12.947
Number of Accumulation Units outstanding, end of period	804,086	873,396	969,393	1,073,658	1,274,276

A-6

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$24.870	$26.869	$21.631	$14.901	$28.613
Accumulation Unit Value, end of period	$28.287	$24.870	$26.869	$21.631	$14.901
Number of Accumulation Units outstanding, end of period	383,882	446,653	499,707	581,760	666,104

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$27.924	$25.379	$22.876	$18.805	$13.915
Accumulation Unit Value, end of period	$28.613	$27.924	$25.379	$22.876	$18.805
Number of Accumulation Units outstanding, end of period	838,484	1,010,390	1,132,860	1,174,771	1,351,693

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$13.484	$14.154	$11.425	$9.180	$15.210
Accumulation Unit Value, end of period	$15.242	$13.484	$14.154	$11.425	$9.180
Number of Accumulation Units outstanding, end of period	120,093	154,740	161,693	178,156	207,200

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.272	$13.779	$12.894	$10.508	$8.503
Accumulation Unit Value, end of period	$15.210	$15.272	$13.779	$12.894	$10.508
Number of Accumulation Units outstanding, end of period	288,929	312,906	366,455	308,103	173,321

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.

A-7

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.430	$12.147	$9.851	$6.471	$10.000
Accumulation Unit Value, end of period	$13.021	$11.430	$12.147	$9.851	$6.471
Number of Accumulation Units outstanding, end of period	41,834	43,079	68,404	64,803	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.240	$12.259	$9.784	$6.805	$10.000
Accumulation Unit Value, end of period	$13.204	$11.240	$12.259	$9.784	$6.805
Number of Accumulation Units outstanding, end of period	56,837	72,173	70,440	42,555	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$23.929	$27.259	$23.169	$14.778	$29.978
Accumulation Unit Value, end of period	$24.984	$23.929	$27.259	$23.169	$14.778
Number of Accumulation Units outstanding, end of period	349,458	403,189	434,963	493,955	536,727

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.182	$28.891	$27.527	$25.456	$17.474
Accumulation Unit Value, end of period	$29.978	$28.182	$28.891	$27.527	$25.456
Number of Accumulation Units outstanding, end of period	624,495	817,610	967,455	1,171,164	1,368,904

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

A-8

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$36.536	$36.676	$29.302	$23.377	$32.494
Accumulation Unit Value, end of period	$41.914	$36.536	$36.676	$29.302	$23.377
Number of Accumulation Units outstanding, end of period	352,428	409,776	467,605	542,836	658,076

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$34.747	$29.960	$29.261	$25.791	$14.936
Accumulation Unit Value, end of period	$32.494	$34.747	$29.960	$29.261	$25.791
Number of Accumulation Units outstanding, end of period	855,666	1,070,370	1,188,984	1,374,755	1,542,137

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.209	$10.826	$8.686	$6.972	$10.000
Accumulation Unit Value, end of period	$11.645	$10.209	$10.826	$8.686	$6.972
Number of Accumulation Units outstanding, end of period	36,399	53,040	19,662	6,846	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.273	$9.586	$9.034	$7.118	$10.000
Accumulation Unit Value, end of period	$9.653	$8.273	$9.586	$9.034	$7.118
Number of Accumulation Units outstanding, end of period	53,530	63,760	33,185	25,031	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-9

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$35.151	$35.271	$32.153	$26.744	$46.120
Accumulation Unit Value, end of period	$42.025	$35.151	$35.271	$32.153	$26.744
Number of Accumulation Units outstanding, end of period	673,004	765,768	892,580	1,004,512	1,196,217

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$38.902	$30.220	$26.205	$20.410	$15.556
Accumulation Unit Value, end of period	$46.120	$38.902	$30.220	$26.205	$20.410
Number of Accumulation Units outstanding, end of period	1,519,330	1,697,957	1,773,262	1,934,076	2,184,851

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.283	$11.525	$9.793	$5.987	$10.000
Accumulation Unit Value, end of period	$10.964	$9.283	$11.525	$9.793	$5.987
Number of Accumulation Units outstanding, end of period	620,659	708,715	859,404	1,038,690	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-10

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$18.986	$17.961	$14.531	$11.629	$19.426
Accumulation Unit Value, end of period	$21.751	$18.986	$17.961	$14.531	$11.629
Number of Accumulation Units outstanding, end of period	175,444	178,782	176,542	201,257	230,749

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.952	$18.317	$16.418	$12.266	$9.167
Accumulation Unit Value, end of period	$19.426	$23.952	$18.317	$16.418	$12.266
Number of Accumulation Units outstanding, end of period	266,298	422,525	371,627	361,613	241,611

(a)	Penn Series REIT Fund prior to May 1, 2011.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.754	$10.251	$8.951	$7.030	$10.000
Accumulation Unit Value, end of period	$11.124	$9.754	$10.251	$8.951	$7.030
Number of Accumulation Units outstanding, end of period	35,059	37,282	28,198	14,167	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.695	$11.027	$9.751	$7.759	$10.000
Accumulation Unit Value, end of period	$12.002	$10.695	$11.027	$9.751	$7.759
Number of Accumulation Units outstanding, end of period	92,450	82,825	72,750	94,004	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-11

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.610	$10.673	$9.629	$8.086	$10.000
Accumulation Unit Value, end of period	$11.623	$10.610	$10.673	$9.629	$8.086
Number of Accumulation Units outstanding, end of period	295,329	259,248	187,965	133,711	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.826	$10.671	$9.884	$8.614	$10.000
Accumulation Unit Value, end of period	$11.579	$10.826	$10.671	$9.884	$8.614
Number of Accumulation Units outstanding, end of period	173,815	176,546	200,560	194,661	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.018	$10.735	$10.169	$9.264	$10.000
Accumulation Unit Value, end of period	$11.477	$11.018	$10.735	$10.169	$9.264
Number of Accumulation Units outstanding, end of period	38,432	63,551	29,753	36,532	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-12

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Diversifier II is issued by The Penn Mutual Life Insurance Company on Policy form DV-790 and state variations thereof.

© 2013 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6090

05/13

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2013

Retirement Planner Variable Annuity

PROSPECTUS — MAY 1, 2013

Individual Annuity Contract With Variable Benefit Provisions - Flexible Purchase Payments

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual fixed and variable annuity contract (the “Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a contract. Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2013, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management Incorporated
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Turner Investments, L.P.
Mid Cap Value Fund	Neuberger Berman Management Inc.
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management Incorporated
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Interest Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Account:  The fixed account option available under the Contract that is used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

5

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge	7%	(a)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None

Total Separate Account Annual Expenses (without riders)	1.25%
Contract Rider Charges (Optional)
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20%(c)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80)	0.60%(e)
Total Separate Account Annual Expenses, Including Maximum Charge for Estate Enhancement Death Benefit Rider (as a percentage of Variable Account Value)	1.85%(f)

Optional Death Benefit Enhancement Riders(g)	Monthly Charge Per $1,000 of Benefit
	Minimum	Maximum
	$0.208	$17.292

(a)	You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first contract year, you will not pay this charge on your first withdrawal in a contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.
(b)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.
(c)	The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See What Charges Do I Pay? in this prospectus.
(d)	The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See What Charges Do I Pay? in this prospectus.
(e)	The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See What Charges Do I Pay? in this prospectus.
(f)	This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.85%, depending on whether you choose an optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant’s age. See What Charges Do I Pay? in this prospectus.
(g)	A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

The next table shows the minimum and maximum total operating expenses of funds whose shares may be held in subaccounts of the Separate Account under the Policy. Fee and expense information for each fund is contained in the tables following this table.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.34%	1.72%

7

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

	Investment Advisory Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers		Net Fund Expenses
Money Market	0.18%	0.31%		0.00%	0.49%	0.00%		0.49%
Limited Maturity Bond	0.30%	0.27%		0.01%	0.58%	0.00%		0.58%
Quality Bond	0.31%	0.25%		0.02%	0.58%	0.00%		0.58%
High Yield Bond	0.50%	0.32%		0.00%	0.82%	0.00%		0.82%
Flexibly Managed	0.60%	0.24%		0.00%	0.84%	0.00%		0.84%
Balanced	0.00%	0.23%		0.43%	0.66%	0.04%	(1)	0.62%
Large Growth Stock	0.63%	0.28%		0.00%	0.91%	0.00%		0.91%
Large Cap Growth	0.55%	0.35%		0.00%	0.90%	0.00%		0.90%
Large Core Growth	0.60%	0.29%		0.00%	0.89%	0.00%		0.89%
Large Cap Value	0.60%	0.28%		0.01%	0.89%	0.00%		0.89%
Large Core Value	0.60%	0.28%		0.00%	0.88%	0.00%		0.88%
Index 500	0.07%	0.27%		0.00%	0.34%	0.00%		0.34%
Mid Cap Growth	0.70%	0.30%		0.00%	1.00%	0.00%		1.00%
Mid Cap Value	0.55%	0.29%		0.01%	0.85%	0.00%		0.85%
Mid Core Value	0.72%	0.36%		0.06%	1.14%	0.00%		1.14%
SMID Cap Growth	0.75%	0.37%		0.01%	1.13%	0.07%	(1)	1.06%
SMID Cap Value	0.95%	0.32%		0.00%	1.27%	0.13%	(1)	1.14%
Small Cap Growth	0.75%	0.35%		0.00%	1.10%	0.00%		1.10%
Small Cap Value	0.85%	0.28%	(1)	0.07%	1.20%	0.00%		1.20%
Small Cap Index	0.30%	0.39%		0.09%	0.78%	0.14%	(1)	0.64%
Developed International Index	0.30%	0.70%		0.00%	1.00%	0.41%	(1)	0.59%
International Equity	0.85%	0.32%		0.00%	1.17%	0.00%		1.17%
Emerging Markets Equity	1.18%	0.54%		0.00%	1.72%	0.00%		1.72%
Real Estate Securities	0.70%	0.31%		0.00%	1.01%	0.00%		1.01%
Aggressive Allocation	0.10%	0.25%		0.94%	1.29%	0.02%	(1)	1.27%
Moderately Aggressive Allocation	0.10%	0.22%		0.87%	1.19%	0.00%		1.19%
Moderate Allocation	0.10%	0.21%		0.79%	1.10%	0.00%		1.10%
Moderately Conservative Allocation	0.10%	0.22%	(1)	0.69%	1.01%	0.00%		1.01%
Conservative Allocation	0.10%	0.23%		0.60%	0.93%	0.00%		0.93%

(1)	There is an agreement under which a portion of the Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of certain funds from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue for the life of the Fund and it may only be terminated with the approval of the Fund’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Fund. Under this agreement, to the extent Penn Mutual and/or the Fund’s investment adviser does not have an obligation to waive their fees or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and/or the investment adviser, if any, during the Fund’s preceding three fiscal years. Pursuant to this agreement, 0.02% and 0.01% of the previously waived advisory fees for the Small Cap Value Fund and Moderately Conservative Allocation Fund, respectively, was recouped by the Fund’s investment adviser during fiscal year 2012.

Balanced	0.62%
SMID Cap Growth	1.05%
SMID Cap Value	1.14%
Small Cap Index	0.55%
Developed International Index	0.59%
Aggressive Allocation	0.33%

8

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,016	$1,614	$2,269	$4,091
Assuming Minimum Total Annual Fund Expenses	$888	$1,228	$1,626	$2,820

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$377	$1,144	$1,932	$3,988
Assuming Minimum Total Annual Fund Expenses	$240	$738	$1,262	$2,700

(3)	If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$960	$1,448	$1,995	$3,562
Assuming Minimum Total Annual Fund Expenses	$832	$1,055	$1,332	$2,205

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$317	$970	$1,647	$3,452
Assuming Minimum Total Annual Fund Expenses	$179	$555	$956	$2,077

*	The examples do not reflect charges for any Optional Death Benefit Enhancement Riders because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Riders for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

9

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contract.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2012 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Limited Maturity Bond Fund — seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

Quality Bond Fund — seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

10

High Yield Bond Fund — seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; high-yield/high-risk fixed income securities, which are commonly referred to as “junk” bonds, generally involve greater risks of loss of income and principal than higher rated securities.

Flexibly Managed Fund — seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

Balanced Fund — seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy.

Large Growth Stock Fund — seeks long-term growth of capital by investing primarily in common stocks of well established growth companies.

Large Cap Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

Large Core Growth Fund — seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies.

Large Cap Value Fund — seeks long-term capital growth primarily by investing in equity securities of companies believed to be undervalued.

Large Core Value Fund — seeks to achieve total return by investing primarily in value stocks of large capitalization companies and dividend-paying stocks.

Index 500 Fund — seeks total return (capital appreciation and income) which corresponds to that of the S&P 500 Index while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange; “S&P 500 Index” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc.; the Fund is not sponsored, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Mid Cap Growth Fund — seeks to maximize capital appreciation by investing primarily in common stocks of mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that have strong earnings growth potential.

Mid Cap Value Fund — seeks to achieve growth of capital by investing primarily in mid-cap U.S. companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index that are undervalued.

Mid Core Value Fund — seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the range of those companies included in the Russell Mid Cap Index; the Fund seeks to invest in well-managed companies whose stock prices are undervalued.

SMID Cap Growth Fund — long-term growth of capital (capital appreciation).

SMID Cap Value Fund — seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies.

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Small Cap Growth Fund — seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

Small Cap Value Fund — seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations in the range of those companies included in the Russell 2000 Value Index.

Small Cap Index Fund — seeks to replicate the returns and characteristics of a small cap index by investing at least 80% of its net assets in securities listed in the Russell 2000® Index.

Developed International Index Fund — seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index.

International Equity Fund — seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities; the investments will consist principally of equity securities of European and Pacific Basin countries.

Emerging Markets Equity Fund — seeks to achieve capital appreciation by investing in equity securities located in emerging market countries.

Real Estate Securities Fund — seeks to achieve a high total return consistent with reasonable investment risks by investing in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”).

Aggressive Allocation Fund — seeks to achieve long-term capital growth by using a “fund-of-funds” strategy.

Moderately Aggressive Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderate Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Moderately Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Conservative Allocation Fund — seeks to achieve long-term capital growth and current income by using a “fund-of-funds” strategy.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Turner Investments, L.P., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan

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Stanley Investment Management, New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA, 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

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THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

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For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $2,000 and the minimum for each subsequent purchase payment is $1,000. The Contract form describes a total purchase payment maximum of $2 million. We will accept up to $2 million in cumulative purchase payments per annuitant, across all Variable Annuity contracts with Penn Mutual.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments.

What Types of Annuity Payments May I Choose?

You may choose:

•	An annuity for a set number of years (5 to 30 years) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information.  Unless you tell us otherwise:

•	You will receive a life annuity with payments guaranteed for 10 years.

•	The total Contract Value will be annuitized under the fixed annuity option.

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•

If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant’s 95th birthday or 10 years after your Contract is issued. We will dispense your annuity payments on the date all required forms are received. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first contract anniversary.

If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

You have a choice of a life contingent annuity or a period certain annuity. If you choose a period certain annuity you may elect to receive the present value of your annuity in a lump sum.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary a guaranteed minimum death benefit, which is the greater of

•	the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received at our Administrative Office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request, however, the death benefit payment amount will be invested in the variable subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

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If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the Annuitant’s death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a guaranteed minimum death benefit nor will any Optional Death Benefit Riders be available.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Optional Death Benefit Enhancement Riders. If the Annuitant is age 75 or less, you may purchase a Death Benefit Enhancement Rider as part of your Contract at the time we issue the Contract. If you purchase a Death Benefit Enhancement Rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

Rising Floor Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount, defined below, as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal, multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Separate Account, increasing your purchase payments allocated to the Separate Account will increase the value of the Minimum Death Benefit Amount.

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Step-Up Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the contract date, the Minimum Death Benefit Amount is equal to purchase payments paid into the Separate Account.

On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of the calendar month following the contract date and all subsequent calendar months prior to the next contract anniversary, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the later of the contract date and the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

On the first day of the calendar month following contract anniversary, the Minimum Death Benefit Amount is equal to the greater of (1) and (2) where:

(1)	is (a) plus (b) minus (c) as follows:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

(2)	is (a) plus (b) minus (c) as follows:

(a)	is the Variable Account Value on the prior contract anniversary until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account since the prior contract anniversary; and

(c)	is an adjustment for withdrawals taken from the Separate Account since the prior contract anniversary. The adjustment is the greater of (1) the amount of the

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withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Separate Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Interest Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Interest Account Value is $30,000. The benefit amount before applying the limit would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Interest Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is less than the cap. Therefore, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount before applying the limit would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Interest Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is greater than the cap. Therefore, the estate enhancement death benefit would be capped at $48,000.

For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

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Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account. Similarly, transfers out of the Separate Account will be treated as withdrawals from the Separate Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of records, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

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The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a Six Month Dollar Cost Averaging Account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the Six Month Dollar Cost Averaging Account, any money left in the account will be transferred in accordance with your instructions. If instruction is not received from the Contract Owner, the remaining balance will be transferred to the Money Market account.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

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Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•

If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings);

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(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge

This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

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The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Medically Related Withdrawal.  Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) is disabled as defined in Section 72(m)(7) of the Internal Revenue Code and as applied under the Social Security Act, and the disability began after the Contract Date, and the disability has continued without interruption for four months.

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Contract Rider Charges.  You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Interest Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The charge for the estate enhancement death benefit rider will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

Attained Age	Monthly Charge per $1,000 of Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in the prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.50%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

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MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

You may transfer all or a portion of amounts in a fixed interest option of the Fixed Interest Account to Subaccounts or to another fixed interest option within the Fixed Interest Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Interest Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the “Code”), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

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FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

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The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

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Distribution Arrangements

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly-owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.0%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

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APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$23.972	$24.270	$24.573	$24.774	$24.435
Accumulation Unit Value, end of period	$23.676	$23.972	$24.270	$24.573	$24.774
Number of Accumulation Units outstanding, end of period	210,983	238,144	240,231	315,122	443,259

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.572	$22.809	$22.462	$22.258	$22.616
Accumulation Unit Value, end of period	$24.435	$23.572	$22.809	$22.462	$22.528
Number of Accumulation Units outstanding, end of period	468,495	323,605	337,233	440,650	575,314

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$17.387	$17.220	$16.812	$16.708	$16.108
Accumulation Unit Value, end of period	$17.276	$17.387	$17.220	$16.812	$16.708
Number of Accumulation Units outstanding, end of period	175,285	180,706	207,432	206,504	252,452

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.502	$15.021	$14.891	$14.736	$14.501
Accumulation Unit Value, end of period	$16.108	$15.502	$15.021	$14.891	$14.736
Number of Accumulation Units outstanding, end of period	326,313	346,764	311,508	377,834	501,159

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$39.892	$36.680	$35.020	$33.448	$32.227
Accumulation Unit Value, end of period	$40.664	$39.892	$36.680	$35.020	$33.448
Number of Accumulation Units outstanding, end of period	378,894	420,961	506,045	528,281	585,649

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$30.690	$29.524	$29.165	$28.234	$26.926
Accumulation Unit Value, end of period	$32.227	$30.690	$29.524	$29.165	$28.234
Number of Accumulation Units outstanding, end of period	691,442	736,923	818,298	961,735	1,065,243

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$68.556	$67.346	$59.729	$41.229	$55.009
Accumulation Unit Value, end of period	$77.563	$68.556	$67.346	$59.729	$41.229
Number of Accumulation Units outstanding, end of period	152,829	171,745	208,225	231,719	261,016

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$53.785	$49.524	$48.635	$44.482	$36.581
Accumulation Unit Value, end of period	$55.009	$53.785	$49.524	$48.635	$44.482
Number of Accumulation Units outstanding, end of period	340,084	425,216	514,250	583,958	729,334

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$164.730	$161.884	$143.884	$109.608	$153.793
Accumulation Unit Value, end of period	$186.641	$164.730	$161.884	$143.884	$109.608
Number of Accumulation Units outstanding, end of period	871,485	970,011	1,125,670	1,267,975	1,494,699

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$149.071	$130.835	$122.841	$104.894	$81.754
Accumulation Unit Value, end of period	$153.793	$149.071	$130.835	$122.841	$104.894
Number of Accumulation Units outstanding, end of period	1,952,018	2,278,653	2,514,472	2,650,018	2,719,530

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.380	$10.917	$9.897	$8.488	$10.000
Accumulation Unit Value, end of period	$12.422	$11.380	$10.917	$9.897	$8.488
Number of Accumulation Units outstanding, end of period	771,220	875,714	977,336	1,119,158	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$43.470	$44.711	$38.763	$27.461	$47.833
Accumulation Unit Value, end of period	$50.978	$43.470	$44.711	$38.763	$27.461
Number of Accumulation Units outstanding, end of period	301,929	330,608	364,620	407,452	462,225

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$44.375	$39.760	$37.930	$34.322	$30.930
Accumulation Unit Value, end of period	$47.833	$44.375	$39.760	$37.930	$34.322
Number of Accumulation Units outstanding, end of period	549,132	632,535	704,398	774,981	954,642

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$9.086	$9.868	$8.886	$6.542	$11.792
Accumulation Unit Value, end of period	$9.893	$9.086	$9.868	$8.886	$6.542
Number of Accumulation Units outstanding, end of period	115,782	149,732	189,915	194,766	189,495

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$11.404	$11.136	$11.142	$10.383	$8.370
Accumulation Unit Value, end of period	$11.792	$11.404	$11.136	$11.142	$10.383
Number of Accumulation Units outstanding, end of period	217,052	328,102	354,234	378,789	259,358

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.934	$9.523	$8.222	$6.127	$10.000
Accumulation Unit Value, end of period	$10.247	$8.934	$9.523	$8.222	$6.127
Number of Accumulation Units outstanding, end of period	1,992,389	2,238,611	2,570,586	2,990,016	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$48.025	$50.878	$44.860	$33.996	$62.157
Accumulation Unit Value, end of period	$53.703	$48.025	$50.878	$44.860	$33.996
Number of Accumulation Units outstanding, end of period	532,423	596,619	681,939	777,187	910,394

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$60.678	$51.949	$51.068	$45.821	$36.316
Accumulation Unit Value, end of period	$62.157	$60.678	$51.949	$51.068	$45.821
Number of Accumulation Units outstanding, end of period	1,106,434	1,345,261	1,539,420	1,792,241	2,084,422

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.642	$9.133	$8.373	$7.262	$10.000
Accumulation Unit Value, end of period	$9.864	$8.642	$9.133	$8.373	$7.262
Number of Accumulation Units outstanding, end of period	1,272,165	1,423,077	1,780,458	2,126,264	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$16.585	$16.503	$14.559	$11.960	$18.518
Accumulation Unit Value, end of period	$18.947	$16.585	$16.503	$14.559	$11.960
Number of Accumulation Units outstanding, end of period	860,272	988,104	1,099,666	1,298,802	1,524,507

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$17.844	$15.661	$15.177	$13.911	$10.970
Accumulation Unit Value, end of period	$18.518	$17.844	$15.661	$15.177	$13.911
Number of Accumulation Units outstanding, end of period	1,730,697	2,030,923	2,373,565	2,823,090	3,169,175

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$17.341	$19.039	$15.198	$10.414	$20.623
Accumulation Unit Value, end of period	$18.167	$17.341	$19.039	$15.198	$10.414
Number of Accumulation Units outstanding, end of period	396,648	443,195	497,414	576,717	673,165

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$16.687	$15.820	$14.240	$12.947	$8.781
Accumulation Unit Value, end of period	$20.623	$16.687	$15.820	$14.240	$12.947
Number of Accumulation Units outstanding, end of period	804,086	873,396	969,393	1,073,658	1,274,276

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$24.870	$26.869	$21.631	$14.901	$28.613
Accumulation Unit Value, end of period	$28.287	$24.870	$26.869	$21.631	$14.901
Number of Accumulation Units outstanding, end of period	383,882	446,653	499,707	581,760	666,104

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$27.924	$25.379	$22.876	$18.805	$13.915
Accumulation Unit Value, end of period	$28.613	$27.924	$25.379	$22.876	$18.805
Number of Accumulation Units outstanding, end of period	838,484	1,010,390	1,132,860	1,174,771	1,351,693

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$13.484	$14.154	$11.425	$9.180	$15.210
Accumulation Unit Value, end of period	$15.242	$13.484	$14.154	$11.425	$9.180
Number of Accumulation Units outstanding, end of period	120,093	154,740	161,693	178,156	207,200

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$15.272	$13.779	$12.894	$10.508	$8.503
Accumulation Unit Value, end of period	$15.210	$15.272	$13.779	$12.894	$10.508
Number of Accumulation Units outstanding, end of period	288,929	312,906	366,455	308,103	173,321

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.430	$12.147	$9.851	$6.471	$10.000
Accumulation Unit Value, end of period	$13.021	$11.430	$12.147	$9.851	$6.471
Number of Accumulation Units outstanding, end of period	41,834	43,079	68,404	64,803	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.240	$12.259	$9.784	$6.805	$10.000
Accumulation Unit Value, end of period	$13.204	$11.240	$12.259	$9.784	$6.805
Number of Accumulation Units outstanding, end of period	56,837	72,173	70,440	42,555	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$23.929	$27.259	$23.169	$14.778	$29.978
Accumulation Unit Value, end of period	$24.984	$23.929	$27.259	$23.169	$14.778
Number of Accumulation Units outstanding, end of period	349,458	403,189	434,963	493,955	536,727

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$28.182	$28.891	$27.527	$25.456	$17.474
Accumulation Unit Value, end of period	$29.978	$28.182	$28.891	$27.527	$25.456
Number of Accumulation Units outstanding, end of period	624,495	817,610	967,455	1,171,164	1,368,904

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$36.536	$36.676	$29.302	$23.377	$32.494
Accumulation Unit Value, end of period	$41.914	$36.536	$36.676	$29.302	$23.377
Number of Accumulation Units outstanding, end of period	352,428	409,776	467,605	542,836	658,076

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$34.747	$29.960	$29.261	$25.791	$14.936
Accumulation Unit Value, end of period	$32.494	$34.747	$29.960	$29.261	$25.791
Number of Accumulation Units outstanding, end of period	855,666	1,070,370	1,188,984	1,374,755	1,542,137

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.209	$10.826	$8.686	$6.972	$10.000
Accumulation Unit Value, end of period	$11.645	$10.209	$10.826	$8.686	$6.972
Number of Accumulation Units outstanding, end of period	36,399	53,040	19,662	6,846	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$8.273	$9.586	$9.034	$7.118	$10.000
Accumulation Unit Value, end of period	$9.653	$8.273	$9.586	$9.034	$7.118
Number of Accumulation Units outstanding, end of period	53,530	63,760	33,185	25,031	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$35.151	$35.271	$32.153	$26.744	$46.120
Accumulation Unit Value, end of period	$42.025	$35.151	$35.271	$32.153	$26.744
Number of Accumulation Units outstanding, end of period	673,004	765,768	892,580	1,004,512	1,196,217

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$38.902	$30.220	$26.205	$20.410	$15.556
Accumulation Unit Value, end of period	$46.120	$38.902	$30.220	$26.205	$20.410
Number of Accumulation Units outstanding, end of period	1,519,330	1,697,957	1,773,262	1,934,076	2,184,851

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.283	$11.525	$9.793	$5.987	$10.000
Accumulation Unit Value, end of period	$10.964	$9.283	$11.525	$9.793	$5.987
Number of Accumulation Units outstanding, end of period	620,659	708,715	859,404	1,038,690	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008
Accumulation Unit Value, beginning of period	$18.986	$17.961	$14.531	$11.629	$19.426
Accumulation Unit Value, end of period	$21.751	$18.986	$17.961	$14.531	$11.629
Number of Accumulation Units outstanding, end of period	175,444	178,782	176,542	201,257	230,749

	Year Ended December 31,
	2007	2006	2005	2004	2003
Accumulation Unit Value, beginning of period	$23.952	$18.317	$16.418	$12.266	$9.167
Accumulation Unit Value, end of period	$19.426	$23.952	$18.317	$16.418	$12.266
Number of Accumulation Units outstanding, end of period	266,298	422,525	371,627	361,613	241,611

(a)	Penn Series REIT Fund prior to May 1, 2011.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$9.754	$10.251	$8.951	$7.030	$10.000
Accumulation Unit Value, end of period	$11.124	$9.754	$10.251	$8.951	$7.030
Number of Accumulation Units outstanding, end of period	35,059	37,282	28,198	14,167	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.695	$11.027	$9.751	$7.759	$10.000
Accumulation Unit Value, end of period	$12.002	$10.695	$11.027	$9.751	$7.759
Number of Accumulation Units outstanding, end of period	92,450	82,825	72,750	94,004	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.610	$10.673	$9.629	$8.086	$10.000
Accumulation Unit Value, end of period	$11.623	$10.610	$10.673	$9.629	$8.086
Number of Accumulation Units outstanding, end of period	295,329	259,248	187,965	133,711	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$10.826	$10.671	$9.884	$8.614	$10.000
Accumulation Unit Value, end of period	$11.579	$10.826	$10.671	$9.884	$8.614
Number of Accumulation Units outstanding, end of period	173,815	176,546	200,560	194,661	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2012	2011	2010	2009	2008(a)
Accumulation Unit Value, beginning of period	$11.018	$10.735	$10.169	$9.264	$10.000
Accumulation Unit Value, end of period	$11.477	$11.018	$10.735	$10.169	$9.264
Number of Accumulation Units outstanding, end of period	38,432	63,551	29,753	36,532	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Retirement Planner Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form DIV3-04 and state variations thereof.

© 2013 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6083

05/13

STATEMENT OF ADDITIONAL INFORMATION — MAY 1, 2013

RETIREMENT PLANNER VA/DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, each dated May 1, 2013. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the “Company”), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2012, 2011 and 2010 the Company paid commissions to HTK of approximately $157,599, $36,122, and $79,515, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2012 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Bingham McCutchen LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 2020 K Street, N.W., Washington, D.C. 20006.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2012

and for the periods presented

PricewaterhouseCoopers LLP Two Commerce Square, Suite 1700 2001 Market Street Philadelphia PA 19103-7045 T: (267) 330 3000 F: (267) 330 3300 www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Annuity Account III

of The Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Annuity Account III of The Penn Mutual Life Insurance Company at December 31, 2012, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying funds’ transfer agents at December 31, 2012, provide a reasonable basis for our opinion.

April 4, 2013

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund
Assets:
Investments at fair value	$4,337,993,130	$85,720,436	$110,312,318	$352,689,544
Dividends receivable	702	702	—	—
Receivable for securities sold	4,657,313	171,900	—	—

Liabilities:
Payable for securities purchased	5,124,234	—	396,801	723,413

Total Net Assets	$4,337,526,911	$85,893,038	$109,915,517	$351,966,131

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies		$43,781,994	$40,718,208	$139,302,517
Diversifier II/Optimizer/Retirement Planner VA Policies		4,995,202	3,028,247	15,407,302
Inflation Protector Variable Annuity Policies		2,500,921	3,940,142	18,469,446
Olympia XT Advisor Policies		—	—	—
Penn Freedom Advisor Policies		—	—	—
Pennant Select Policies		11,624,740	16,401,445	50,147,971
PennFreedom Policies		19,776,800	41,647,800	112,506,167
Smart Foundation Flex		428,705	3,362,710	5,158,425
Smart Foundation Plus		441,385	407,221	7,857,738
Smart Foundation VA		2,343,291	409,744	3,116,565

Total Net Assets		$85,893,038	$109,915,517	$351,966,131

Accumulation of Unit Values:
Commander/Enhanced Credit VA		$11.54	$13.75	$18.08

Diversifier II/Optimizer/Retirement Planner VA		$23.68	$17.28	$40.66

Inflation Protector Variable Annuity		$9.62	$9.87	$10.85

Olympia XT Advisor		$—	$—	$—

Penn Freedom Advisor		$—	$—	$—

Pennant Select		$11.52	$13.85	$18.21

PennFreedom		$10.28	$12.13	$15.18

Smart Foundation Flex		$9.84	$9.90	$10.18

Smart Foundation Plus		$9.84	$9.90	$10.18

Smart Foundation VA		$9.86	$9.92	$10.20

Cost of Investments	$3,648,941,604	$85,893,038	$107,502,633	$314,951,431

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund
Assets:
Investments at fair value	$122,393,443	$1,686,810,913	$49,137,560	$115,396,351
Dividends receivable	—	—	—	—
Receivable for securities sold	212,742	—	—	—

Liabilities:
Payable for securities purchased	—	386,619	131,328	572,500

Total Net Assets	$122,606,185	$1,686,424,294	$49,006,232	$114,823,851

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$48,765,795	$634,332,929	$14,008,631	$43,971,889
Diversifier II/Optimizer/Retirement Planner VA Policies	11,853,872	162,654,468	9,579,866	20,227,451
Inflation Protector Variable Annuity Policies	5,445,551	107,753,417	2,527,967	2,813,997
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	18,738,198	217,387,924	7,490,731	16,125,891
PennFreedom Policies	32,274,148	489,569,308	13,189,731	26,518,961
Smart Foundation Flex	1,778,684	41,716,682	894,042	2,362,279
Smart Foundation Plus	1,712,262	21,248,747	603,142	1,588,120
Smart Foundation VA	2,037,675	11,760,819	712,122	1,215,263

Total Net Assets	$122,606,185	$1,686,424,294	$49,006,232	$114,823,851

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$21.88	$30.94	$12.34	$7.41

Diversifier II/Optimizer/Retirement Planner VA	$77.56	$186.64	$12.42	$101.54

Inflation Protector Variable Annuity	$12.00	$12.54	$12.05	$13.09

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$22.03	$31.16	$12.37	$7.47

PennFreedom	$20.93	$22.33	$12.31	$10.55

Smart Foundation Flex	$11.17	$11.16	$10.77	$11.47

Smart Foundation Plus	$11.18	$11.16	$10.78	$11.48

Smart Foundation VA	$11.20	$11.18	$10.80	$11.50

Cost of Investments	$98,197,929	$1,368,285,503	$39,895,088	$88,854,314

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund
Assets:
Investments at fair value	$23,041,091	$48,461,669	$89,674,927	$72,116,988
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	358,537	158,962	55,007	343,004

Total Net Assets	$22,682,554	$48,302,707	$89,619,920	$71,773,984

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$8,592,044	$12,025,831	$28,367,479	$25,628,646
Diversifier II/Optimizer/Retirement Planner VA Policies	1,145,398	20,416,293	28,592,592	12,548,849
Inflation Protector Variable Annuity Policies	820,929	501,282	1,603,657	1,311,885
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	2,717,191	7,032,611	11,606,214	10,895,863
PennFreedom Policies	8,758,605	7,828,576	17,214,443	19,851,701
Smart Foundation Flex	405,406	257,906	967,932	1,060,339
Smart Foundation Plus	114,417	147,510	587,184	190,355
Smart Foundation VA	128,564	92,698	680,419	286,346

Total Net Assets	$22,682,554	$48,302,707	$89,619,920	$71,773,984

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$9.74	$10.18	$12.82	$9.80

Diversifier II/Optimizer/Retirement Planner VA	$9.89	$10.25	$53.70	$9.86

Inflation Protector Variable Annuity	$11.37	$12.51	$11.85	$11.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$9.79	$10.20	$12.91	$9.82

PennFreedom	$9.68	$10.16	$12.24	$9.78

Smart Foundation Flex	$10.62	$11.19	$10.94	$11.17

Smart Foundation Plus	$10.62	$11.19	$10.94	$11.18

Smart Foundation VA	$10.64	$11.21	$10.96	$11.20

Cost of Investments	$20,074,504	$40,818,305	$84,583,154	$61,520,024

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$139,959,419	$61,861,014	$75,260,450	$31,834,253
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	150,789

Liabilities:
Payable for securities purchased	884,679	486,473	8,816	—

Total Net Assets	$139,074,740	$61,374,541	$75,251,634	$31,985,042

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$50,129,606	$22,349,372	$33,136,010	$12,783,712
Diversifier II/Optimizer/Retirement Planner VA Policies	16,299,182	7,205,750	10,858,696	1,830,486
Inflation Protector Variable Annuity Policies	3,244,350	1,380,937	1,808,762	1,328,253
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	20,404,680	8,461,612	12,039,253	5,143,216
PennFreedom Policies	43,587,282	20,497,360	15,101,070	9,957,465
Smart Foundation Flex	4,122,607	885,600	1,392,337	539,976
Smart Foundation Plus	448,950	369,687	571,131	180,873
Smart Foundation VA	838,083	224,223	344,375	221,061

Total Net Assets	$139,074,740	$61,374,541	$75,251,634	$31,985,042

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.06	$8.32	$21.71	$15.00

Diversifier II/Optimizer/Retirement Planner VA	$18.95	$18.17	$28.29	$15.24

Inflation Protector Variable Annuity	$12.79	$11.65	$12.20	$12.59

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$12.15	$8.38	$21.86	$15.08

PennFreedom	$13.09	$13.42	$18.18	$14.92

Smart Foundation Flex	$11.19	$10.21	$11.19	$11.03

Smart Foundation Plus	$11.19	$10.21	$11.19	$11.03

Smart Foundation VA	$11.22	$10.23	$11.22	$11.06

Cost of Investments	$110,824,053	$56,232,669	$59,725,556	$25,067,232

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets:
Investments at fair value	$17,191,619	$18,146,678	$45,623,330	$111,315,870
Dividends receivable	—	—	—	—
Receivable for securities sold	—	180,048	—	172,634

Liabilities:
Payable for securities purchased	39,683	—	388,085	—

Total Net Assets	$17,151,936	$18,326,726	$45,235,245	$111,488,504

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$4,732,457	$5,116,120	$20,776,164	$49,932,394
Diversifier II/Optimizer/Retirement Planner VA Policies	544,711	750,461	8,730,997	14,771,542
Inflation Protector Variable Annuity Policies	1,177,743	3,121,376	826,569	2,867,658
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	2,049,019	1,924,412	5,857,907	14,853,715
PennFreedom Policies	7,369,101	6,363,747	7,993,975	26,235,390
Smart Foundation Flex	765,588	509,136	390,467	1,347,385
Smart Foundation Plus	207,821	211,750	373,935	838,052
Smart Foundation VA	305,496	329,724	285,231	642,368

Total Net Assets	$17,151,936	$18,326,726	$45,235,245	$111,488,504

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.94	$13.12	$13.34	$28.55

Diversifier II/Optimizer/Retirement Planner VA	$13.02	$13.20	$24.98	$41.91

Inflation Protector Variable Annuity	$12.70	$12.54	$10.53	$13.41

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$12.96	$13.15	$13.43	$28.75

PennFreedom	$12.91	$13.09	$8.16	$22.24

Smart Foundation Flex	$11.25	$11.54	$10.17	$11.30

Smart Foundation Plus	$11.25	$11.54	$10.17	$11.30

Smart Foundation VA	$11.27	$11.56	$10.19	$11.32

Cost of Investments	$15,545,787	$16,146,003	$41,632,660	$80,151,371

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund
Assets:
Investments at fair value	$23,846,770	$32,975,347	$199,099,979	$102,241,331
Dividends receivable	—	—	—	—
Receivable for securities sold	80,913	597,932	816,793	888,619

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$23,927,683	$33,573,279	$199,916,772	$103,129,950

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$5,900,712	$8,951,305	$82,754,677	$34,608,784
Diversifier II/Optimizer/Retirement Planner VA Policies	423,869	516,739	28,283,075	6,805,079
Inflation Protector Variable Annuity Policies	1,631,718	1,752,952	4,653,351	5,850,123
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	3,539,193	4,160,707	24,299,265	13,851,815
PennFreedom Policies	10,589,897	15,779,529	55,991,448	38,567,064
Smart Foundation Flex	1,402,033	1,869,128	1,755,612	2,209,553
Smart Foundation Plus	267,667	146,312	1,201,301	518,967
Smart Foundation VA	172,594	396,607	978,043	718,565

Total Net Assets	$23,927,683	$33,573,279	$199,916,772	$103,129,950

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$11.57	$9.59	$18.91	$10.89

Diversifier II/Optimizer/Retirement Planner VA	$11.64	$9.65	$42.03	$10.96

Inflation Protector Variable Annuity	$12.88	$10.88	$12.87	$10.80

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$11.59	$9.61	$19.05	$10.92

PennFreedom	$11.54	$9.57	$24.09	$10.87

Smart Foundation Flex	$11.24	$11.63	$11.93	$11.72

Smart Foundation Plus	$11.24	$11.63	$11.94	$11.73

Smart Foundation VA	$11.26	$11.65	$11.96	$11.75

Cost of Investments	$21,109,032	$30,518,221	$167,535,987	$90,962,966

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund
Assets:
Investments at fair value	$69,155,708	$39,927,135	$169,805,223	$282,116,857
Dividends receivable	—	—	—	—
Receivable for securities sold	334,707	—	536,880	—

Liabilities:
Payable for securities purchased	—	149,665	—	40,662

Total Net Assets	$69,490,415	$39,777,470	$170,342,103	$282,076,195

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$27,416,707	$13,797,165	$70,855,352	$78,813,425
Diversifier II/Optimizer/Retirement Planner VA Policies	3,816,003	390,000	1,109,539	3,432,485
Inflation Protector Variable Annuity Policies	4,556,728	6,892,746	19,577,707	28,140,354
Olympia XT Advisor Policies	—	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	9,237,194	4,340,549	24,383,098	58,973,830
PennFreedom Policies	21,101,160	11,369,921	45,038,144	91,907,387
Smart Foundation Flex	1,424,854	741,407	4,530,480	12,041,185
Smart Foundation Plus	652,462	708,354	2,603,712	4,512,808
Smart Foundation VA	1,285,307	1,537,328	2,244,071	4,254,721

Total Net Assets	$69,490,415	$39,777,470	$170,342,103	$282,076,195

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$21.40	$11.05	$11.92	$11.55

Diversifier II/Optimizer/Retirement Planner VA	$21.75	$11.12	$12.00	$11.62

Inflation Protector Variable Annuity	$12.89	$12.11	$11.93	$11.63

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$21.52	$11.08	$11.95	$11.57

PennFreedom	$21.29	$11.03	$11.90	$11.52

Smart Foundation Flex	$11.46	$11.25	$11.09	$10.84

Smart Foundation Plus	$11.47	$11.26	$11.09	$10.85

Smart Foundation VA	$11.49	$11.28	$11.12	$10.87

Cost of Investments	$49,954,477	$34,335,033	$147,875,440	$242,124,028

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund†	High Income Bond Fund II
Assets:
Investments at fair value	$92,780,579	$68,683,790	$—	$94,327
Dividends receivable	—	—	—	—
Receivable for securities sold	97,973	415,335	—	12

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$92,878,552	$69,099,125	$—	$94,339

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$29,255,114	$22,455,858	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	2,012,521	441,087	—	—
Inflation Protector Variable Annuity Policies	7,130,746	4,589,655	—	—
Olympia XT Advisor Policies	—	—	—	7,855
Penn Freedom Advisor Policies	—	—	—	86,484
Pennant Select Policies	18,678,000	14,018,605	—	—
PennFreedom Policies	32,299,218	25,252,712	—	—
Smart Foundation Flex	1,625,442	1,008,443	—	—
Smart Foundation Plus	398,606	444,300	—	—
Smart Foundation VA	1,478,905	888,465	—	—

Total Net Assets	$92,878,552	$69,099,125	$—	$94,339

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$11.50	$11.40	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$11.58	$11.48	$—	$—

Inflation Protector Variable Annuity	$11.28	$10.81	$—	$—

Olympia XT Advisor	$—	$—	$—	$20.84

Penn Freedom Advisor	$—	$—	$—	$20.41

Pennant Select	$11.53	$11.43	$—	$—

PennFreedom	$11.48	$11.38	$—	$—

Smart Foundation Flex	$10.61	$10.35	$—	$—

Smart Foundation Plus	$10.61	$10.36	$—	$—

Smart Foundation VA	$10.63	$10.38	$—	$—

Cost of Investments	$83,350,854	$64,884,575	$—	$86,379

†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The Fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	Financial Services Fund††	Health Care Fund†††	Russell 2000 1.5x Strategy Fund	Nova Fund
Assets:
Investments at fair value	$—	$—	$96,105	$84,130
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	11	9

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$96,116	$84,139

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	—	—	82,773	84,139
Penn Freedom Advisor Policies	—	—	13,343	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$—	$—	$96,116	$84,139

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$7.62	$15.41	$12.38	$10.85

Penn Freedom Advisor	$7.46	$15.09	$12.12	$10.62

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$—	$—	$84,480	$83,652

††	Financial Services Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	NASDAQ-100 Fund	Technology Fund††††	Inverse S&P 500 Strategy Fund†††††	Government Long Bond 1.2x Strategy Fund††††††
Assets:
Investments at fair value	$104,216	$—	$—	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	12	—	—	—

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$104,228	$—	$—	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	104,228	—	—	—
Penn Freedom Advisor Policies	—	—	—	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$104,228	$—	$—	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$16.72	$12.43	$4.03	$20.44

Penn Freedom Advisor	$16.37	$12.17	$3.94	$20.01

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$104,690	$—	$—	$—

††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2012

(continued)

	U.S. Government Money Market Fund	Utilites Fund†††††††	Equity Income Portfolio II	International Stock Portfolio
Assets:
Investments at fair value	$7,043	$—	$18,954	$7,763
Dividends receivable	—	—	—	—
Receivable for securities sold	1	—	2	1

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$7,044	$—	$18,956	$7,764

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policy owners:
Commander/Enhanced Credit VA Policies	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA Policies	—	—	—	—
Inflation Protector Variable Annuity Policies	—	—	—	—
Olympia XT Advisor Policies	—	—	18,956	7,764
Penn Freedom Advisor Policies	7,044	—	—	—
Pennant Select Policies	—	—	—	—
PennFreedom Policies	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$7,044	$—	$18,956	$7,764

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$9.65	$13.77	$13.67	$14.92

Penn Freedom Advisor	$9.45	$13.48	$13.57	$14.61

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Cost of Investments	$7,044	$—	$15,868	$7,624

†††††††	Utilities Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund
Net Investment Income (Loss):
Dividends	$22,519	$8,810	$—	$—

Expense:
Mortality and expense risk and administration charges	50,812,453	1,114,060	1,288,645	4,020,361

Net investment income (loss)	(50,789,934)	(1,105,250)	(1,288,645)	(4,020,361)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	45,685,296	—	1,450,149	6,619,139
Realized gains distributions	33,576	—	—	—

Net realized gain (loss) from investment transactions	45,718,872	—	1,450,149	6,619,139
Net change in unrealized gain (loss) of investments	424,751,553	—	(847,084)	3,250,656

Net realized and unrealized gain (loss) on investments	470,470,425	—	603,065	9,869,795

Net increase (decrease) in net assets resulting from operations	$419,680,491	$(1,105,250)	$(685,580)	$5,849,434

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	1,381,757	19,628,422	590,593	1,371,481

Net investment income (loss)	(1,381,757)	(19,628,422)	(590,593)	(1,371,481)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	4,419,822	7,386,940	1,445,531	2,082,301
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	4,419,822	7,386,940	1,445,531	2,082,301
Net change in unrealized gain (loss) of investments	10,250,653	199,484,935	3,127,398	16,075,602

Net realized and unrealized gain (loss) on investments	14,670,475	206,871,875	4,572,929	18,157,903

Net increase (decrease) in net assets resulting from operations	$13,288,718	$187,243,453	$3,982,336	$16,786,422

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	297,834	625,906	1,128,370	876,810

Net investment income (loss)	(297,834)	(625,906)	(1,128,370)	(876,810)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	689,295	921,023	(2,199,680)	(201,692)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	689,295	921,023	(2,199,680)	(201,692)
Net change in unrealized gain (loss) of investments	1,538,302	6,468,224	13,275,926	10,234,568

Net realized and unrealized gain (loss) on investments	2,227,597	7,389,247	11,076,246	10,032,876

Net increase (decrease) in net assets resulting from operations	$1,929,763	$6,763,341	$9,947,876	$9,156,066

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	1,571,112	789,082	893,913	393,261

Net investment income (loss)	(1,571,112)	(789,082)	(893,913)	(393,261)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,008,467	923,788	185,929	(312,793)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	1,008,467	923,788	185,929	(312,793)
Net change in unrealized gain (loss) of investments	16,270,667	2,570,055	9,760,862	4,473,137

Net realized and unrealized gain (loss) on investments	17,279,134	3,493,843	9,946,791	4,160,344

Net increase (decrease) in net assets resulting from operations	$15,708,022	$2,704,761	$9,052,878	$3,767,083

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	184,174	201,058	580,130	1,334,914

Net investment income (loss)	(184,174)	(201,058)	(580,130)	(1,334,914)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	669,670	466,495	497,552	494,591
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	669,670	466,495	497,552	494,591
Net change in unrealized gain (loss) of investments	1,076,429	2,263,599	2,039,025	15,167,151

Net realized and unrealized gain (loss) on investments	1,746,099	2,730,094	2,536,577	15,661,742

Net increase (decrease) in net assets resulting from operations	$1,561,925	$2,529,036	$1,956,447	$14,326,828

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	247,665	365,332	2,387,872	1,185,772

Net investment income (loss)	(247,665)	(365,332)	(2,387,872)	(1,185,772)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	654,415	243,446	(6,330,261)	3,476,318
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	654,415	243,446	(6,330,261)	3,476,318
Net change in unrealized gain (loss) of investments	2,035,428	4,649,626	42,253,384	12,979,193

Net realized and unrealized gain (loss) on investments	2,689,843	4,893,072	35,923,123	16,455,511

Net increase (decrease) in net assets resulting from operations	$2,442,178	$4,527,740	$33,535,251	$15,269,739

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	781,808	430,689	1,905,960	3,214,587

Net investment income (loss)	(781,808)	(430,689)	(1,905,960)	(3,214,587)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	2,504,894	1,260,128	4,587,746	6,292,377
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	2,504,894	1,260,128	4,587,746	6,292,377
Net change in unrealized gain (loss) of investments	6,110,080	3,435,005	13,449,379	19,054,676

Net realized and unrealized gain (loss) on investments	8,614,974	4,695,133	18,037,125	25,347,053

Net increase (decrease) in net assets resulting from operations	$7,833,166	$4,264,444	$16,131,165	$22,132,466

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	V.I. Capital Appreciation Fund†	High Income Bond Fund II
Net Investment Income (Loss):
Dividends	$—	$—	$—	$12,862

Expense:
Mortality and expense risk and administration charges	1,168,393	844,812	—	2,110

Net investment income (loss)	(1,168,393)	(844,812)	—	10,752

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,905,085	2,523,774	—	6,703
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	3,905,085	2,523,774	—	6,703
Net change in unrealized gain (loss) of investments	3,212,273	1,084,478	—	2,264

Net realized and unrealized gain (loss) on investments	7,117,358	3,608,252	—	8,967

Net increase (decrease) in net assets resulting from operations	$5,948,965	$2,763,440	$—	$19,719

†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	Financial Services Fund††	Health Care Fund†††	Russell 2000 1.5x Strategy Fund	Nova Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	—	—	258	271

Net investment income (loss)	—	—	(258)	(271)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	130	3,788
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	130	3,788
Net change in unrealized gain (loss) of investments	—	—	6,529	(672)

Net realized and unrealized gain (loss) on investments	—	—	6,659	3,116

Net increase (decrease) in net assets resulting from operations	$—	$—	$6,401	$2,845

††	Financial Services Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	NASDAQ-100 Fund	Technology Fund††††	Inverse S&P 500 Strategy Fund†††††	Government Long Bond 1.2x Strategy Fund††††††
Net Investment Income (Loss):
Dividends	$—	$—	$—	$229

Expense:
Mortality and expense risk and administration charges	1,895	—	6	327

Net investment income (loss)	(1,895)	—	(6)	(98)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	31,909	—	(846)	(26,269)
Realized gains distributions	—	—	—	33,576

Net realized gain (loss) from investment transactions	31,909	—	(846)	7,307
Net change in unrealized gain (loss) of investments	(49)	—	763	(2,521)

Net realized and unrealized gain (loss) on investments	31,860	—	(83)	4,786

Net increase (decrease) in net assets resulting from operations	$29,965	$—	$(89)	$4,688

††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2012

(continued)

	U.S. Government Money Market Fund	Utilites Fund†††††††	Equity Income Portfolio II	International Stock Portfolio
Net Investment Income (Loss):
Dividends	$2	$—	$514	$102

Expense:
Mortality and expense risk and administration charges	2,288	—	384	141

Net investment income (loss)	(2,286)	—	130	(39)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	—	5,851	(419)
Realized gains distributions	—	—	—	—

Net realized gain (loss) from investment transactions	—	—	5,851	(419)
Net change in unrealized gain (loss) of investments	—	—	(642)	2,254

Net realized and unrealized gain (loss) on investments	—	—	5,209	1,835

Net increase (decrease) in net assets resulting from operations	$(2,286)	$—	$5,339	$1,796

†††††††	Utilities Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

	Total		Money Market Fund		Limited Maturity Bond Fund
	2012	2011	2,012	2011	2012	2011
Operations:
Net investment income (loss)	$(50,789,934)	$(44,563,268)	$(1,105,250)	$(1,176,560)	$(1,288,645)	$(1,091,271)
Net realized gains (losses) from investment transactions	45,718,872	23,503,219	—	—	1,450,149	1,312,024
Net change in unrealized gain (loss) of investments	424,751,553	5,003,568	—	—	(847,084)	565,517

Net increase (decrease) in net assets resulting from operations	419,680,491	(16,056,481)	(1,105,250)	(1,176,560)	(685,580)	786,270

Variable Annuity Activities:
Purchase payments	527,951,980	414,008,979	10,586,834	21,700,379	13,565,732	8,035,651
Surrender benefits	(276,598,167)	(257,136,080)	(21,665,433)	(28,761,976)	(6,544,317)	(7,018,153)
Net transfers	136,123,227	103,452,290	1,496,226	24,233,690	11,369,922	10,422,401
Payments for supplementary contracts without life contingency	(4,270)	(4,163)	—	—	—	—
Payments for supplementary contracts with life contingency	(88,730)	(91,889)	—	—	—	—
Contract administration charges	(30,574,548)	(24,030,198)	(663,285)	(636,033)	(844,423)	(671,147)
Annuity benefits	(32,127,058)	(25,731,040)	(1,351,285)	(3,390,970)	(837,765)	(481,453)

Net increase (decrease) in net assets resulting from variable annuity activities	324,682,434	210,467,899	(11,596,943)	13,145,090	16,709,149	10,287,299

Total increase (decrease) in net assets	744,362,925	194,411,418	(12,702,193)	11,968,530	16,023,569	11,073,569
Net Assets:
Beginning of year	3,593,163,986	3,398,752,568	98,595,231	86,626,701	93,891,948	82,818,379

End of year	$4,337,526,911	$3,593,163,986	$85,893,038	$98,595,231	$109,915,517	$93,891,948

	Quality Bond Fund		High Yield Bond Fund		Flexibly Managed Fund
	2012	2011	2,012	2011	2012	2011
Operations:
Net investment income (loss)	$(4,020,361)	$(3,234,769)	$(1,381,757)	$(1,158,759)	$(19,628,422)	$(16,850,399)
Net realized gains (losses) from investment transactions	6,619,139	6,301,222	4,419,822	2,490,787	7,386,940	(4,409,963)
Net change in unrealized gain (loss) of investments	3,250,656	18,692,184	10,250,653	121,983	199,484,935	43,786,565

Net increase (decrease) in net assets resulting from operations	5,849,434	21,758,637	13,288,718	1,454,011	187,243,453	22,526,203

Variable Annuity Activities:
Purchase payments	42,791,774	23,028,104	15,821,996	9,729,993	209,157,821	159,742,617
Surrender benefits	(24,289,568)	(18,126,516)	(10,131,543)	(8,113,325)	(100,520,044)	(90,780,380)
Net transfers	47,410,621	18,262,634	9,994,228	8,703,465	49,912,878	13,369,907
Payments for supplementary contracts without life contingency	(330)	(327)	(419)	(411)	(1,480)	(1,428)
Payments for supplementary contracts with life contingency	(961)	(1,418)	(2,031)	(1,959)	(28,430)	(30,377)
Contract administration charges	(2,382,637)	(1,742,146)	(761,676)	(548,308)	(11,145,668)	(8,483,645)
Annuity benefits	(3,982,786)	(1,630,025)	(799,857)	(1,821,265)	(13,042,466)	(9,351,339)

Net increase (decrease) in net assets resulting from variable annuity activities	59,546,113	19,790,306	14,120,698	7,948,190	134,332,611	64,465,355

Total increase (decrease) in net assets	65,395,547	41,548,943	27,409,416	9,402,201	321,576,064	86,991,558
Net Assets:
Beginning of year	286,570,584	245,021,641	95,196,769	85,794,568	1,364,848,230	1,277,856,672

End of year	$351,966,131	$286,570,584	$122,606,185	$95,196,769	$1,686,424,294	$1,364,848,230

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Balanced Fund		Large Growth Stock Fund		Large Cap Growth Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(590,593)	$(519,855)	$(1,371,481)	$(1,248,279)	$(297,834)	$(287,071)
Net realized gains (losses) from investment transactions	1,445,531	597,612	2,082,301	(226,828)	689,295	(330,522)
Net change in unrealized gain (loss) of investments	3,127,398	1,612,196	16,075,602	(1,432,086)	1,538,302	(1,297,818)

Net increase (decrease) in net assets resulting from operations	3,982,336	1,689,953	16,786,422	(2,907,193)	1,929,763	(1,915,411)

Variable Annuity Activities:
Purchase payments	4,749,182	4,063,092	12,201,220	8,959,006	1,945,004	2,707,137
Surrender benefits	(4,228,913)	(3,903,952)	(6,632,167)	(6,616,876)	(1,384,178)	(1,722,818)
Net transfers	2,505,757	759,292	(2,878,095)	2,710,218	(1,028,660)	906,490
Payments for supplementary contracts without life contingency	—	—	(757)	(715)	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(369,738)	(290,816)	(739,436)	(618,936)	(197,297)	(172,574)
Annuity benefits	(195,015)	(501,059)	(682,142)	(567,420)	(194,510)	(130,025)

Net increase (decrease) in net assets resulting from variable annuity activities	2,461,273	126,557	1,268,623	3,865,277	(859,641)	1,588,210

Total increase (decrease) in net assets	6,443,609	1,816,510	18,055,045	958,084	1,070,122	(327,201)
Net Assets:
Beginning of year	42,562,623	40,746,113	96,768,806	95,810,722	21,612,432	21,939,633

End of year	$49,006,232	$42,562,623	$114,823,851	$96,768,806	$22,682,554	$21,612,432

	Large Core Growth Fund		Large Cap Value Fund		Large Core Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(625,906)	$(645,599)	$(1,128,370)	$(1,149,734)	$(876,810)	$(895,828)
Net realized gains (losses) from investment transactions	921,023	20,100	(2,199,680)	(1,023,492)	(201,692)	(1,244,295)
Net change in unrealized gain (loss) of investments	6,468,224	(2,422,051)	13,275,926	(3,037,815)	10,234,568	(1,816,802)

Net increase (decrease) in net assets resulting from operations	6,763,341	(3,047,550)	9,947,876	(5,211,041)	9,156,066	(3,956,925)

Variable Annuity Activities:
Purchase payments	2,516,289	2,330,249	5,278,546	7,628,312	4,243,288	3,053,112
Surrender benefits	(4,763,571)	(5,583,466)	(6,785,249)	(7,232,623)	(5,621,826)	(5,458,965)
Net transfers	(1,678,250)	(2,164,493)	(4,620,673)	2,586,173	(767,907)	(2,702,414)
Payments for supplementary contracts without life contingency	—	—	(802)	(822)	—
Payments for supplementary contracts with life contingency	—	—	(14,273)	(14,803)	(17,002)	(17,571)
Contract administration charges	(205,844)	(193,700)	(481,909)	(426,572)	(439,969)	(411,022)
Annuity benefits	(450,533)	(148,433)	(857,011)	(938,734)	(673,247)	(528,923)

Net increase (decrease) in net assets resulting from variable annuity activities	(4,581,909)	(5,759,843)	(7,481,371)	1,600,931	(3,276,663)	(6,065,783)

Total increase (decrease) in net assets	2,181,432	(8,807,393)	2,466,505	(3,610,110)	5,879,403	(10,022,708)
Net Assets:
Beginning of year	46,121,275	54,928,668	87,153,415	90,763,525	65,894,581	75,917,289

End of year	$48,302,707	$46,121,275	$89,619,920	$87,153,415	$71,773,984	$65,894,581

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Index 500 Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(1,571,112)	$(1,359,613)	$(789,082)	$(801,422)	$(893,913)	$(879,200)
Net realized gains (losses) from investment transactions	1,008,467	(140,753)	923,788	3,915,185	185,929	(899,370)
Net change in unrealized gain (loss) of investments	16,270,667	2,156,724	2,570,055	(8,945,185)	9,760,862	(3,349,231)

Net increase (decrease) in net assets resulting from operations	15,708,022	656,358	2,704,761	(5,831,422)	9,052,878	(5,127,801)

Variable Annuity Activities:
Purchase payments	15,196,490	7,475,426	5,387,004	7,138,631	6,857,449	6,612,384
Surrender benefits	(9,038,262)	(7,631,193)	(4,090,707)	(4,357,756)	(4,926,621)	(4,612,749)
Net transfers	10,494,081	3,663,274	632,870	1,070,867	(790,731)	(2,240,186)
Payments for supplementary contracts without life contingency	(482)	(460)	—	—	—	—
Payments for supplementary contracts with life contingency	—	(644)	—	—	—	—
Contract administration charges	(911,383)	(701,295)	(467,241)	(399,063)	(450,333)	(382,688)
Annuity benefits	(700,277)	(956,685)	(451,472)	(383,629)	(815,573)	(408,425)

Net increase (decrease) in net assets resulting from variable annuity activities	15,040,167	1,848,423	1,010,454	3,069,050	(125,809)	(1,031,664)

Total increase (decrease) in net assets	30,748,189	2,504,781	3,715,215	(2,762,372)	8,927,069	(6,159,465)
Net Assets:
Beginning of year	108,326,551	105,821,770	57,659,326	60,421,698	66,324,565	72,484,030

End of year	$139,074,740	$108,326,551	$61,374,541	$57,659,326	$75,251,634	$66,324,565

	Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(393,261)	$(394,198)	$(184,174)	$(134,964)	$(201,058)	$(157,472)
Net realized gains (losses) from investment transactions	(312,793)	(1,063,054)	669,670	595,454	466,495	1,045,550
Net change in unrealized gain (loss) of investments	4,473,137	121,092	1,076,429	(1,138,606)	2,263,599	(1,921,879)

Net increase (decrease) in net assets resulting from operations	3,767,083	(1,336,160)	1,561,925	(678,116)	2,529,036	(1,033,801)

Variable Annuity Activities:
Purchase payments	3,796,324	1,784,598	3,903,674	2,089,489	5,018,688	2,776,886
Surrender benefits	(2,277,798)	(2,116,216)	(584,892)	(460,180)	(673,273)	(463,862)
Net transfers	(2,064,702)	(257,123)	1,580,831	(224,505)	(1,301,068)	1,240,008
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(222,157)	(205,341)	(128,827)	(89,926)	(141,153)	(102,732)
Annuity benefits	(340,419)	(188,638)	(131,560)	(8,508)	(137,599)	(60,399)

Net increase (decrease) in net assets resulting from variable annuity activities	(1,108,752)	(982,720)	4,639,226	1,306,370	2,765,595	3,389,901

Total increase (decrease) in net assets	2,658,331	(2,318,880)	6,201,151	628,254	5,294,631	2,356,100
Net Assets:
Beginning of year	29,326,711	31,645,591	10,950,785	10,322,531	13,032,095	10,675,995

End of year	$31,985,042	$29,326,711	$17,151,936	$10,950,785	$18,326,726	$13,032,095

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Small Cap Growth Fund		Small Cap Value Fund		Small Cap Index Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(580,130)	$(611,776)	$(1,334,914)	$(1,226,985)	$(247,665)	$(184,978)
Net realized gains (losses) from investment transactions	497,552	689,442	494,591	(1,580,041)	654,415	904,509
Net change in unrealized gain (loss) of investments	2,039,025	(5,943,488)	15,167,151	2,739,593	2,035,428	(1,617,394)

Net increase (decrease) in net assets resulting from operations	1,956,447	(5,865,822)	14,326,828	(67,433)	2,442,178	(897,863)

Variable Annuity Activities:
Purchase payments	3,817,196	4,090,882	10,120,762	10,486,056	4,299,246	2,899,804
Surrender benefits	(2,758,114)	(3,395,343)	(7,371,463)	(7,565,072)	(774,891)	(432,034)
Net transfers	(1,309,100)	814,454	(2,807,386)	(1,728,298)	2,233,710	2,477,056
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	(23,036)	(22,349)	—	—
Contract administration charges	(229,261)	(212,421)	(662,523)	(536,289)	(201,710)	(143,256)
Annuity benefits	(286,046)	(303,643)	(1,081,555)	(687,397)	(68,358)	—

Net increase (decrease) in net assets resulting from variable annuity activities	(765,325)	993,929	(1,825,201)	(53,349)	5,487,997	4,801,570

Total increase (decrease) in net assets	1,191,122	(4,871,893)	12,501,627	(120,782)	7,930,175	3,903,707
Net Assets:
Beginning of year	44,044,123	48,916,016	98,986,877	99,107,659	15,997,508	12,093,801

End of year	$45,235,245	$44,044,123	$111,488,504	$98,986,877	$23,927,683	$15,997,508

	Developed International Index Fund		International Equity Fund		Emerging Markets Equity Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(365,332)	$(300,836)	$(2,387,872)	$(2,286,249)	$(1,185,772)	$(1,145,772)
Net realized gains (losses) from investment transactions	243,446	338,557	(6,330,261)	(8,273,982)	3,476,318	4,597,156
Net change in unrealized gain (loss) of investments	4,649,626	(3,715,143)	42,253,384	10,217,526	12,979,193	(22,696,138)

Net increase (decrease) in net assets resulting from operations	4,527,740	(3,677,422)	33,535,251	(342,705)	15,269,739	(19,244,754)

Variable Annuity Activities:
Purchase payments	5,003,818	4,212,813	12,957,631	11,717,609	13,947,359	12,697,872
Surrender benefits	(978,600)	(541,880)	(11,822,828)	(11,968,588)	(5,320,953)	(4,928,215)
Net transfers	1,656,882	2,435,589	(5,132,873)	(5,360,253)	(775,703)	(2,751,734)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(324,451)	(252,504)	(1,300,813)	(1,154,135)	(807,138)	(676,413)
Annuity benefits	(1,771)	—	(1,489,243)	(1,266,296)	(233,971)	(438,814)

Net increase (decrease) in net assets resulting from variable annuity activities	5,355,878	5,854,018	(6,788,126)	(8,031,663)	6,809,594	3,902,696

Total increase (decrease) in net assets	9,883,618	2,176,596	26,747,125	(8,374,368)	22,079,333	(15,342,058)
Net Assets:
Beginning of year	23,689,661	21,513,065	173,169,647	181,544,015	81,050,617	96,392,675

End of year	$33,573,279	$23,689,661	$199,916,772	$173,169,647	$103,129,950	$81,050,617

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Real Estate Securities Fund*		Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2012	2011	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(781,808)	$(626,226)	$(430,689)	$(325,860)	$(1,905,960)	$(1,584,244)	$(3,214,587)	$(2,654,242)
Net realized gains (losses) from investment transactions	2,504,894	(1,104,860)	1,260,128	1,196,305	4,587,746	7,177,443	6,292,377	8,221,044
Net change in unrealized gain (loss) of investments	6,110,080	4,390,877	3,435,005	(2,194,902)	13,449,379	(10,028,404)	19,054,676	(7,496,987)

Net increase (decrease) in net assets resulting from operations	7,833,166	2,659,791	4,264,444	(1,324,457)	16,131,165	(4,435,205)	22,132,466	(1,930,185)

Variable Annuity Activities:
Purchase payments	11,390,269	6,683,453	10,465,152	5,256,177	25,203,521	26,254,517	45,751,518	31,253,759
Surrender benefits	(3,454,950)	(2,809,001)	(972,013)	(567,719)	(6,757,564)	(4,116,056)	(12,080,842)	(9,705,079)
Net transfers	2,065,231	854,050	(338,360)	892,461	11,305,169	(1,398,608)	12,681,885	5,090,362
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(2,997)	(2,768)	—	—	—	—	—	—
Contract administration charges	(476,043)	(350,392)	(364,565)	(247,067)	(1,547,387)	(1,208,359)	(2,598,720)	(2,033,042)
Annuity benefits	(217,458)	(324,288)	(153,208)	—	(1,110,112)	(190,046)	(879,395)	(128,740)

Net increase (decrease) in net assets resulting from variable annuity activities	9,304,052	4,051,054	8,637,006	5,333,852	27,093,627	19,341,448	42,874,446	24,477,260

Total increase (decrease) in net assets	17,137,218	6,710,845	12,901,450	4,009,395	43,224,792	14,906,243	65,006,912	22,547,075
Net Assets:
Beginning of year	52,353,197	45,642,352	26,876,020	22,866,625	127,117,311	112,211,068	217,069,283	194,522,208

End of year	$69,490,415	$52,353,197	$39,777,470	$26,876,020	$170,342,103	$127,117,311	$282,076,195	$217,069,283

	Moderately Conservative Allocation Fund		Conservative Allocation Fund		V.I. Capital Appreciation Fund†		High Income Bond Fund II
	2012	2011	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(1,168,393)	$(978,852)	$(844,812)	$(653,256)	$—	$(46)	$10,752	$7,767
Net realized gains (losses) from investment transactions	3,905,085	2,800,925	2,523,774	1,539,280	—	1,465	6,703	16,941
Net change in unrealized gain (loss) of investments	3,212,273	(850,398)	1,084,478	561,045	—	(326)	2,264	(19,045)

Net increase (decrease) in net assets resulting from operations	5,948,965	971,675	2,763,440	1,447,069	—	1,093	19,719	5,663

Variable Annuity Activities:
Purchase payments	14,605,690	12,197,122	7,372,503	7,403,849	—	—	—	—
Surrender benefits	(5,547,760)	(4,195,219)	(4,284,086)	(3,698,618)	—	(6,947)	(18,036)	(59,803)
Net transfers	(6,343,557)	9,088,110	2,616,850	12,704,783	—	(7,732)	(74,212)	69,364
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(892,296)	(715,831)	(615,374)	(423,017)	—	(8)	(292)	(214)
Annuity benefits	(676,299)	(809,298)	(286,125)	(86,588)	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	1,145,778	15,564,884	4,803,768	15,900,409	—	(14,687)	(92,540)	9,347

Total increase (decrease) in net assets	7,094,743	16,536,559	7,567,208	17,347,478	—	(13,594)	(72,821)	15,010
Net Assets:
Beginning of year	85,783,809	69,247,250	61,531,917	44,184,439	—	13,594	167,160	152,150

End of year	$92,878,552	$85,783,809	$69,099,125	$61,531,917	$—	$—	$94,339	$167,160

*	Prior to May 1, 2011, Real Estate Securities Fund was named REIT Fund.
†	V.I. Capital Appreciation Fund held no assets at December 31, 2012 in Account III. The Fund is no longer an investment option.

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Financial Services Fund††		Health Care Fund†††		Russell 2000 1.5x Strategy Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$—	$—	$—	$—	$(258)	$(878)
Net realized gains (losses) from investment transactions	—	—	—	—	130	17,450
Net change in unrealized gain (loss) of investments	—	—	—	—	6,529	(13,237)

Net increase (decrease) in net assets resulting from operations	—	—	—	—	6,401	3,335

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	—	—	(152)	(22,194)
Net transfers	—	—	—	—	78,796	(81,374)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	—	—	(63)	(137)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	—	—	78,581	(103,705)

Total increase (decrease) in net assets	—	—	—	—	84,982	(100,370)
Net Assets:
Beginning of year	—	—	—	—	11,134	111,504

End of year	$—	$—	$—	$—	$96,116	$11,134

	Nova Fund		NASDAQ-100 Fund		Technology Fund††††
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(271)	$(725)	$(1,895)	$(680)	$—	$(207)
Net realized gains (losses) from investment transactions	3,788	(2,353)	31,909	17,258	—	3,187
Net change in unrealized gain (loss) of investments	(672)	(6,590)	(49)	(12,986)	—	(1,611)

Net increase (decrease) in net assets resulting from operations	2,845	(9,668)	29,965	3,592	—	1,369

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(18,563)	(19,397)	(6,635)	(27,614)	—	(22,310)
Net transfers	80,568	5,114	(78,437)	88,672	—	(24,214)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(37)	(108)	(256)	(82)	—	(25)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	61,968	(14,391)	(85,328)	60,976	—	(46,549)

Total increase (decrease) in net assets	64,813	(24,059)	(55,363)	64,568	—	(45,180)
Net Assets:
Beginning of year	19,326	43,385	159,591	95,023	—	45,180

End of year	$84,139	$19,326	$104,228	$159,591	$—	$—

††	Financial Services Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.
†††	Health Care Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.
††††	Technology Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

28

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2012 AND 2011

(continued)

	Inverse S&P 500 Strategy Fund†††††		Government Long Bond 1.2x Strategy Fund		U.S. Government Money Market Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$(6)	$(14)	$(98)	$63	$(2,286)	$(4,042)
Net realized gains (losses) from investment transactions	(846)	(15)	7,307	(1,371)	—	—
Net change in unrealized gain (loss) of investments	763	(73)	(2,521)	4,276	—	—

Net increase (decrease) in net assets resulting from operations	(89)	(102)	4,688	2,968	(2,286)	(4,042)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(764)	—	(12,624)	—	(219,225)	(66,015)
Net transfers	(22)	(1)	(4,112)	(13,274)	447	(7,751)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(5)	(6)	(74)	(67)	(474)	(725)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(791)	(7)	(16,810)	(13,341)	(219,252)	(74,491)

Total increase (decrease) in net assets	(880)	(109)	(12,122)	(10,373)	(221,538)	(78,533)
Net Assets:
Beginning of year	880	989	12,122	22,495	228,582	307,115

End of year	$—	$880	$—	$12,122	$7,044	$228,582

	Utilities Fund††††††		Equity Income Portfolio II		International Stock Portfolio
	2012	2011	2012	2011	2012	2011
Operations:
Net investment income (loss)	$—	$—	$130	$75	$(39)	$(312)
Net realized gains (losses) from investment transactions	—	—	5,851	3,845	(419)	1,377
Net change in unrealized gain (loss) of investments	—	—	(642)	(4,708)	2,254	(3,107)

Net increase (decrease) in net assets resulting from operations	—	—	5,339	(788)	1,796	(2,042)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	(31,979)	(19,000)	(7,763)	(8,970)
Net transfers	—	—	118	11,468	5	(45,652)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	(65)	(88)	(25)	(68)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	(31,926)	(7,620)	(7,783)	(54,690)

Total increase (decrease) in net assets	—	—	(26,587)	(8,408)	(5,987)	(56,732)
Net Assets:
Beginning of year	—	—	45,543	53,951	13,751	70,483

End of year	$—	$—	$18,956	$45,543	$7,764	$13,751

†††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 in Account III. However, the fund is an investment option.
††††††	Utilities Fund held no assets at December 31, 2011 and 2012 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

29

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2012

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus and Smart Foundation VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions. Actual results could differ significantly with those estimates. The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

For the year ended December 31, 2012, consent dividends in Account III were:

Consent Dividends
Limited Maturity Bond Fund	$930,799
Quality Bond Fund	11,287,960
High Yield Bond Fund	7,096,737
Flexibly Managed Fund	123,128,784

30

Note 2.    Significant Accounting Policies (continued)

Consent Dividends
Balanced Fund	$841,114
Large Growth Stock Fund	33,216
Large Cap Growth Fund	15,546
Large Core Growth Fund	82,530
Large Cap Value Fund	1,195,299
Large Core Value Fund	1,142,679
Index 500 Fund	2,519,490
Mid Cap Growth Fund	2,468,267
Mid Cap Value Fund	4,647,268
Mid Core Value Fund	239,565
SMID Cap Growth Fund	79,202
SMID Cap Value Fund	1,083,629
Small Cap Value Fund	5,773,652
Small Cap Index Fund	1,123,925
Developed International Index Fund	797,088
International Equity Fund	3,546,749
Emerging Markets Equity Fund	312,474
Real Estate Securities Fund	6,076,452
Aggressive Allocation Fund	1,228,080
Moderately Aggressive Allocation Fund	4,593,729
Moderate Allocation Fund	9,950,976
Moderately Conservative Allocation Fund	3,799,827
Conservative Allocation Fund	2,593,679

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

FAIR VALUE MEASUREMENT — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assts or liabilities.

31

Note 2.    Significant Accounting Policies (continued)

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2012:

	Purchases	Sales
Money Market Fund	$50,810,040	$63,524,827
Limited Maturity Bond Fund	37,162,451	21,745,567
Quality Bond Fund	92,094,527	36,579,773
High Yield Bond Fund	29,684,300	16,948,978
Flexibly Managed Fund	232,291,657	117,639,563
Balanced Fund	8,967,534	7,098,452
Large Growth Stock Fund	17,910,367	18,016,868
Large Cap Growth Fund	3,838,193	4,996,501
Large Core Growth Fund	3,653,340	8,862,837
Large Cap Value Fund	7,318,036	15,931,009
Large Core Value Fund	6,341,364	10,497,321
Index 500 Fund	29,588,168	16,123,214
Mid Cap Growth Fund	9,785,731	9,566,551
Mid Cap Value Fund	8,572,425	9,594,645
Mid Core Value Fund	4,013,389	5,516,525
SMID Cap Growth Fund	7,695,336	3,240,710
SMID Cap Value Fund	6,342,565	3,778,534
Small Cap Growth Fund	6,019,948	7,367,054
Small Cap Value Fund	11,846,710	15,010,569
Small Cap Index Fund	8,676,436	3,436,725
Developed International Index Fund	9,628,051	4,638,427
International Equity Fund	15,166,990	24,349,550
Emerging Markets Equity Fund	18,272,045	12,651,330
Real Estate Securities Fund	17,150,219	8,629,985
Aggressive Allocation Fund	12,510,671	4,305,394
Moderately Aggressive Allocation Fund	48,431,714	23,249,002
Moderate Allocation Fund	62,749,572	23,098,118
Moderately Conservative Allocation Fund	24,015,759	24,041,696
Conservative Allocation Fund	26,701,557	22,744,982
V.I. Capital Appreciation Fund	—	—
High Income Bond Fund II	—	94,657
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	78,796	474
Nova Fund	80,310	18,614

32

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
NASDAQ-100 Fund	$105,000	$192,229
Technology Fund	—	—
Inverse S&P 500 Strategy Fund	—	798
Government Long Bond 1.2 x Strategy Fund	131,865	149,004
U.S. Government Money Market Fund	78,215	299,765
Utilities Fund	—	—
Equity Income Portfolio II	—	32,313
International Stock Portfolio	—	7,925

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $81,387,001 and $68,613,356 from Account III for the years ended December 31, 2012 and 2011. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain product charges are reflected as a reduction in the value of the units held by the policyholder. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%

Certain product charges are reflected as a redemption of units held by the policyholder. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.

33

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Surrender Charges
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2012			December 31, 2011
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Money Market Fund	11,824,490	(12,921,456)	7,463,821	8,410,209	(7,174,261)	8,560,787
Limited Maturity Bond Fund	2,563,379	(1,130,628)	8,575,064	2,069,431	(1,206,472)	7,142,313
Quality Bond Fund	5,577,362	(881,585)	21,533,421	3,921,645	(2,340,801)	16,837,645
High Yield Bond Fund	1,541,770	(417,236)	5,722,084	1,096,582	(521,051)	4,597,551
Flexibly Managed Fund	13,588,850	(695,585)	65,569,130	7,327,798	(1,609,743)	52,675,864
Balanced Fund	629,411	(388,054)	3,997,849	387,453	(373,365)	3,756,492
Large Growth Stock Fund	1,432,301	(1,324,848)	11,667,980	2,154,298	(1,482,720)	11,560,527
Large Cap Growth Fund	309,243	(404,167)	2,313,656	516,070	(358,451)	2,408,580
Large Core Growth Fund	218,928	(672,964)	4,718,207	239,475	(846,264)	5,172,242
Large Cap Value Fund	384,351	(756,830)	5,389,501	848,667	(421,607)	5,761,980
Large Core Value Fund	401,794	(770,873)	7,275,639	444,160	(1,135,778)	7,644,718
Index 500 Fund	2,072,991	(754,687)	10,763,342	1,103,961	(866,459)	9,445,038
Mid Cap Growth	657,419	(615,595)	5,882,908	1,491,958	(1,249,242)	5,841,085
Mid Cap Value Fund	431,979	(267,223)	3,645,551	467,554	(447,965)	3,480,795
Mid Core Value Fund	237,556	(279,486)	2,171,573	234,003	(284,774)	2,213,502
SMID Cap Growth Fund	561,982	(182,948)	1,343,033	331,931	(220,813)	963,998
SMID Cap Value Fund	463,611	(213,065)	1,419,281	514,406	(219,704)	1,168,734
Small Cap Growth Fund	395,391	(373,251)	3,503,870	661,486	(531,483)	3,481,729
Small Cap Value Fund	511,205	(325,632)	4,261,738	538,613	(413,357)	4,076,165
Small Cap Index Fund	697,741	(209,184)	2,059,654	693,775	(244,243)	1,571,097
Developed International Index Fund	917,909	(353,641)	3,437,294	1,041,371	(421,377)	2,873,026
International Equity Fund	647,415	(711,533)	9,339,249	720,850	(1,005,577)	9,403,367
Emerging Markets Equity Fund	1,384,952	(710,925)	9,450,596	1,716,125	(1,331,632)	8,776,569
Real Estate Securities Fund	896,860	(211,997)	3,523,145	493,289	(230,103)	2,838,281
Aggressive Allocation Fund	1,017,370	(237,201)	3,540,988	797,942	(275,916)	2,760,819
Moderately Aggressive Allocation Fund	3,700,114	(1,298,356)	14,347,637	3,324,126	(1,591,184)	11,945,878
Moderate Allocation Fund	4,806,479	(832,365)	24,530,823	4,002,926	(1,737,578)	20,556,709

34

Note 5.    Accumulation Units (continued)

	December 31, 2012			December 31, 2011
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Moderately Conservative Allocation Fund	1,844,346	(1,702,890)	8,113,565	2,413,481	(954,374)	7,972,110
Conservative Allocation Fund	2,252,633	(1,772,857)	6,104,689	2,819,311	(1,326,412)	5,624,913
V.I. Capital Appreciation Fund	—	—	—	1,153	(2,474)	—
High Income Bond Fund II	—	(4,543)	4,615	3,794	(3,283)	9,158
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	6,699	(16)	7,788	4,884	(13,190)	1,104
Nova Fund	7,360	(1,753)	7,755	16,307	(18,857)	2,147
NASDAQ-100 Fund	6,247	(11,005)	6,235	11,869	(7,470)	10,993
Technology Fund	—	—	—	—	(3,593)	—
Inverse S&P 500 Strategy Fund	—	(182)	—	—	(1)	182
Government Long Bond 1.2x Strategy Fund	6,462	(7,065)	—	—	(957)	602
U.S. Government Money Market Fund	8,085	(30,800)	745	37,166	(44,745)	23,460
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	(2,455)	1,387	838	(1,439)	3,842
International Stock Portfolio	—	(556)	520	—	(3,665)	1,076

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2012		December 31, 2012		For the Year ended December 31, 2012
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.77 to $23.97	7,463,821	$9.62 to $23.68	$85,893,038	0.01	1.25 to 1.65	(1.63) to (1.24)
Limited Maturity Fund	9.97 to 17.39	8,575,064	9.87 to 17.28	109,915,517	—	1.25 to 1.65	(1.04) to (0.64)
Quality Bond Fund	10.69 to 39.89	21,533,421	10.85 to 40.66	351,966,131	—	1.25 to 1.65	1.53 to 1.94
High Yield Bond Fund	10.65 to 68.56	5,722,084	12.00 to 77.56	122,606,185	—	1.25 to 1.65	12.69 to 13.14
Flexibly Managed Fund	11.11 to 164.73	65,569,130	12.54 to 186.64	1,686,424,294	—	1.25 to 1.65	12.85 to 13.30
Balanced Fund	11.09 to 11.38	3,997,849	12.05 to 12.42	49,006,232	—	1.25 to 1.65	8.71 to 9.15
Large Growth Stock Fund	6.33 to 43.47	11,667,980	7.41 to 50.98	114,823,851	—	1.25 to 1.65	16.80 to 17.27
Large Cap Growth Fund	8.91 to 10.49	2,313,656	9.68 to 11.37	22,682,554	—	1.25 to 1.65	8.45 to 8.88
Large Core Growth Fund	8.87 to 10.95	4,718,207	10.16 to 12.51	48,302,707	—	1.25 to 1.65	14.24 to 14.70
Large Cap Value Fund	10.64 to 48.03	5,389,501	11.85 to 53.70	89,619,920	—	1.25 to 1.65	11.37 to 11.82
Large Core Value Fund	8.58 to $10.38	7,275,639	9.78 to $11.80	71,773,984	—	1.25 to 1.65	13.69 to 14.14
Index 500 Fund	10.57 to 16.59	10,763,342	12.06 to 18.95	139,074,740	—	1.25 to 1.65	13.78 to 14.24
Mid Cap Growth Fund	7.96 to 17.34	5,882,908	8.32 to 18.17	61,374,541	—	1.25 to 1.65	4.34 to 4.76
Mid Cap Value Fund	10.77 to 24.87	3,645,551	12.20 to 28.29	75,251,634	—	1.25 to 1.65	13.28 to 13.74
Mid Core Value Fund	11.19 to 13.48	2,171,573	12.59 to 15.24	31,985,042	—	1.25 to 1.65	12.59 to 13.04
SMID Cap Growth Fund	11.19 to 11.43	1,343,033	12.70 to 13.02	17,151,936	—	1.25 to 1.65	13.46 to 13.92
SMID Cap Value Fund	10.72 to 11.24	1,419,281	12.54 to 13.20	18,326,726	—	1.25 to 1.65	17.00 to 17.47
Small Cap Growth Fund	7.83 to 23.93	3,503,870	8.16 to 24.98	45,235,245	—	1.25 to 1.65	3.99 to 4.41
Small Cap Value Fund	11.74 to 36.54	4,261,738	13.41 to 41.91	111,488,504	—	1.25 to 1.65	14.26 to 14.72
Small Cap Index Fund	10.14 to 11.34	2,059,654	11.54 to 12.88	23,927,683	—	1.25 to 1.65	13.61 to 14.06
Developed International Index Fund	8.22 to 9.36	3,437,294	9.57 to 10.88	33,573,279	—	1.25 to 1.65	16.22 to 16.69
International Equity Fund	10.80 to 35.15	9,339,249	12.87 to 42.03	199,916,772	—	1.25 to 1.65	19.08 to 19.56
Emerging Markets Equity Fund	9.18 to 9.28	9,450,596	10.80 to 10.96	103,129,950	—	1.25 to 1.65	17.64 to 18.12

35

Note 6.    Financial Highlights (continued)

	January 1, 2012		December 31, 2012		For the Year ended December 31, 2012
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Real Estate Securities Fund(a)	$11.30 to $18.99	3,523,145	$12.89 to $21.75	$69,490,415	—	1.25 to 1.65	14.10 to 14.56
Aggressive Allocation Fund	9.69 to 10.66	3,540,988	11.03 to 12.11	39,777,470	—	1.25 to 1.65	13.59 to 14.05
Moderately Aggressive Allocation Fund	10.62 to 10.69	14,347,637	11.90 to 12.00	170,342,103	—	1.25 to 1.65	11.77 to 12.22
Moderate Allocation Fund	10.54 to 10.66	24,530,823	11.52 to 11.63	282,076,195	—	1.25 to 1.65	9.11 to 9.54
Moderately Conservative Allocation Fund	10.58 to 10.83	8,113,565	11.28 to 11.58	92,878,552	—	1.25 to 1.65	6.53 to 6.95
Conservative Allocation Fund	10.42 to 11.02	6,104,689	10.81 to 11.48	69,099,125	—	1.25 to 1.65	3.75 to 4.17
High Income Bond Fund II	18.08 to 18.43	4,615	20.41 to 20.84	94,339	8.30	1.25 to 1.65	12.87 to 13.10
Financial Services Fund	6.18 to 6.30	—	7.46 to 7.62	—	—	1.25 to 1.65	20.73 to 20.97
Health Care Fund	13.09 to 13.34	—	15.09 to 15.41	—	—	1.25 to 1.65	15.30 to 15.53
Russell 2000 1.5x Strategy Fund	10.09 to 10.28	7,788	12.12 to 12.38	99,116	—	1.25 to 1.65	20.16 to 20.40
Nova Fund	8.83 to 9.00	7,755	10.62 to 10.85	84,139	—	1.25 to 1.65	20.30 to 20.54
NASDAQ-100 Fund	14.24 to 14.52	6,235	16.37 to 16.72	104,228	—	1.25 to 1.65	14.91 to 15.14
Technology Fund	11.05 to 11.26	—	12.17 to 12.43	—	—	1.25 to 1.65	10.20 to 10.42
Inverse S&P 500 Strategy Fund	4.83 to 4.92	—	3.94 to 4.03	—	—	1.25 to 1.65	(18.30) to (18.14)
Government Long Bond 1.2x Strategy Fund	19.74 to 20.12	—	20.01 to 20.44	—	0.88	1.25 to 1.65	1.38 to 1.58
U.S. Government Money Market Fund	9.60 to 9.79	745	9.45 to 9.65	7,044	—	1.25 to 1.65	(1.59) to (1.39)
Utilities Fund	13.54 to 13.81	—	13.48 to 13.77	—	—	1.25 to 1.65	(0.49) to (0.29)
Equity Income Portfolio II	11.79 to 11.85	1,387	13.57 to 13.67	18,956	1.68	1.25 to 1.65	15.06 to 15.29
International Stock Portfolio	12.53 to 12.78	520	14.61 to 14.92	7,764	0.90	1.25 to 1.65	16.55 to 16.79

	January 1, 2011		December 31, 2011		For the Year ended December 31, 2011
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.94 to $24.27	8,560,787	$9.77 to $23.97	$98,595,231	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Fund	9.92 to 17.22	7,142,313	9.97 to 17.39	93,891,948	—	1.25 to 1.65	0.57 to 0.97
Quality Bond Fund	9.87 to 36.68	16,837,645	10.69 to 39.89	286,570,584	—	1.25 to 1.65	8.32 to 8.76
High Yield Bond Fund	10.51 to 67.35	4,597,551	10.65 to 68.56	95,196,769	—	1.25 to 1.65	1.39 to 1.80
Flexibly Managed Fund	10.96 to 161.88	52,675,864	11.11 to 164.73	1,364,848,230	—	1.25 to 1.65	1.35 to 1.76
Balanced Fund	10.68 to 10.92	3,756,492	11.09 to 11.38	42,562,623	—	1.25 to 1.65	3.83 to 4.25
Large Growth Stock Fund	6.52 to 44.71	11,560,527	6.33 to 43.47	96,768,806	—	1.25 to 1.65	(3.16) to (2.77)
Large Cap Growth Fund	9.70 to 11.43	2,408,580	8.91 to 10.49	21,612,432	—	1.25 to 1.65	(8.29) to (7.92)
Large Core Growth Fund	9.48 to 11.72	5,172,242	8.87 to 10.95	46,121,275	—	1.25 to 1.65	(6.56) to (6.19)
Large Cap Value Fund	11.32 to 50.88	5,761,980	10.64 to 48.03	87,153,415	—	1.25 to 1.65	(5.98) to (5.61)
Large Core Value Fund	9.09 to 11.01	7,644,718	8.58 to 10.38	65,894,581	—	1.25 to 1.65	(5.75) to (5.38)
Index 500 Fund	10.54 to 16.50	9,445,038	10.57 to 16.59	108,326,551	—	1.25 to 1.65	0.10 to 0.50
Mid Cap Growth Fund	8.75 to 19.04	5,841,085	7.96 to 17.34	57,659,326	—	1.25 to 1.65	(9.28) to (8.92)
Mid Cap Value Fund	11.68 to 26.87	3,480,795	10.77 to 24.87	66,324,565	—	1.25 to 1.65	(7.81) to (7.44)
Mid Core Value Fund	11.79 to 14.15	2,213,502	11.19 to 13.48	29,326,711	—	1.25 to 1.65	(5.11) to (4.73)
SMID Cap Growth Fund	11.94 to 12.15	963,998	11.19 to 11.43	10,950,785	—	1.25 to 1.65	(6.27) to (5.90)
SMID Cap Value Fund	11.74 to 12.26	1,168,734	10.72 to 11.24	13,032,095	—	1.25 to 1.65	(8.68) to (8.32)
Small Cap Growth Fund	8.94 to 27.26	3,481,729	7.83 to 23.93	44,044,123	—	1.25 to 1.65	(12.56) to (12.21)
Small Cap Value Fund	11.83 to 36.68	4,076,165	11.74 to 36.54	98,986,877	—	1.25 to 1.65	(0.78) to (0.38)
Small Cap Index Fund	10.77 to 12.07	1,571,097	10.14 to 11.34	15,997,508	—	1.25 to 1.65	(6.07) to (5.70)
Developed International Index Fund	9.54 to 10.89	2,873,026	8.22 to 9.36	23,689,661	—	1.25 to 1.65	(14.04) to (13.70)
International Equity Fund	10.88 to 35.27	9,403,367	10.80 to 35.15	173,169,647	—	1.25 to 1.65	(0.74) to (0.34)
Emerging Markets Equity Fund	11.45 to 11.52	8,776,569	9.18 to 9.28	81,050,617	—	1.25 to 1.65	(19.78) to (19.46)
Real Estate Securities Fund(a)	10.73 to 17.96	2,838,281	11.30 to 18.99	52,353,197	—	1.25 to 1.65	5.29 to 5.71
Aggressive Allocation Fund	10.20 to 11.25	2,760,819	9.69 to 10.66	26,876,020	—	1.25 to 1.65	(5.23) to (4.85)
Moderately Aggressive Allocation Fund	10.98 to 11.05	11,945,878	10.62 to 10.69	127,117,311	—	1.25 to 1.65	(3.40) to (3.01)
Moderate Allocation Fund	10.62 to 10.77	20,556,709	10.54 to 10.66	217,069,283	—	1.25 to 1.65	(0.99) to (0.60)
Moderately Conservative Allocation Fund	10.48 to 10.67	7,972,110	10.58 to 10.83	85,783,809	—	1.25 to 1.65	1.04 to 1.45
Conservative Allocation Fund	10.19 to 10.74	5,624,913	10.42 to 11.02	61,531,917	—	1.25 to 1.65	2.23 to 2.63

36

Note 6.    Financial Highlights (continued)

	January 1, 2011		December 31, 2011		For the Year ended December 31, 2011
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
V.I. Capital Appreciation Fund	$10.12 to $10.30	—	$9.17 to $9.35	$—	0.35	1.25 to 1.65	(9.17) to (9.35)
High Income Bond Fund II	17.47 to 17.77	9,158	18.08 to 18.43	167,160	8.08	1.25 to 1.65	3.50 to 3.71
Financial Services Fund	7.38 to 7.50	—	6.18 to 6.30	—	—	1.25 to 1.65	(16.27) to (16.11)
Health Care Fund	12.70 to 12.92	—	13.09 to 13.34	—	—	1.25 to 1.65	3.03 to 3.24
Russell 2000 1.5x Strategy Fund	11.67 to 11.87	1,104	10.09 to 10.28	11,134	—	1.25 to 1.65	(13.58) to (13.40)
Nova Fund	9.08 to 9.24	2,147	8.83 to 9.00	19,326	0.01	1.25 to 1.65	(2.73) to (2.54)
NASDAQ-100 Fund	14.16 to 14.41	10,993	14.24 to 14.52	159,591	—	1.25 to 1.65	0.55 to 0.75
Technology Fund	12.36 to 12.58	—	11.05 to 11.26	—	—	1.25 to 1.65	(10.64) to (10.46)
Inverse S&P 500 Strategy Fund	5.39 to 5.49	182	4.83 to 4.92	880	—	1.25 to 1.65	(10.48) to (10.31)
Government Long Bond 1.2x Strategy Fund	14.17 to 14.42	602	19.74 to 20.12	12,122	1.87	1.25 to 1.65	39.28 to 39.56
U.S. Government Money Market Fund	9.75 to 9.92	23,460	9.60 to 9.79	228,582	—	1.25 to 1.65	(1.58) to (1.38)
Utilities Fund	11.83 to 12.04	—	13.54 to 13.81	—	—	1.25 to 1.65	14.45 to 14.68
Equity Income Portfolio II	12.10 to 12.15	3,842	11.79 to 11.85	45,543	1.42	1.25 to 1.65	(2.59) to (2.39)
International Stock Portfolio	14.61 to 14.86	1,076	12.53 to 12.78	13,751	0.56	1.25 to 1.65	(14.22) to (14.04)

	January 1, 2010		December 31, 2010		For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.73 to $24.57	7,324,838	$9.94 to $24.27	$86,626,701	0.01	1.25 to 1.60	(1.43) to (0.24)
Limited Maturity Fund	11.88 to 16.81	6,279,354	9.92 to 17.22	82,818,379	—	1.25 to 1.60	(1.47) to 2.43
Quality Bond Fund	13.15 to 35.02	15,256,801	9.87 to 36.68	245,021,641	—	1.25 to 1.60	(2.02) to 4.74
High Yield Bond Fund	16.22 to 59.73	4,022,019	10.51 to 67.35	85,794,568	—	1.25 to 1.60	(0.36) to 12.75
Flexibly Managed Fund	17.32 to 143.88	46,957,809	10.96 to 161.88	1,277,856,672	—	1.25 to 1.60	3.23 to 12.51
Balanced Fund	9.87 to 9.90	3,742,404	10.68 to 10.92	40,746,113	—	1.25 to 1.60	0.98 to 10.30
Large Growth Stock Fund	5.66 to 38.76	10,888,949	6.52 to 44.71	95,810,722	—	1.25 to 1.60	1.60 to 15.34
Large Cap Growth Fund	8.75 to 8.89	2,250,960	9.70 to 11.43	21,939,633	—	1.25 to 1.60	3.66 to 11.04
Large Core Growth Fund	8.20 to 8.22	5,779,031	9.48 to 11.72	54,928,668	—	1.25 to 1.60	3.24 to 15.81
Large Cap Value Fund	10.29 to 44.86	5,334,919	11.32 to 50.88	90,763,525	—	1.25 to 1.60	3.85 to 13.42
Large Core Value Fund	8.35 to $8.37	8,336,336	9.09 to 11.01	75,917,289	—	1.25 to 1.60	3.20 to 9.07
Index 500 Fund	9.31 to 14.56	9,207,535	10.54 to 16.50	105,821,770	—	1.25 to 1.60	2.81 to 13.35
Mid Cap Growth Fund	7.00 to 15.20	5,598,369	8.75 to 19.04	60,421,698	—	1.25 to 1.60	7.26 to 25.27
Mid Cap Value Fund	13.99 to 21.63	3,461,206	11.68 to 26.87	72,484,030	—	1.25 to 1.60	5.28 to 24.21
Mid Core Value Fund	11.25 to 11.43	2,264,273	11.79 to 14.15	31,645,591	—	1.25 to 1.60	6.29 to 23.88
SMID Cap Growth Fund	9.82 to 9.85	852,880	11.94 to 12.15	10,322,531	—	1.25 to 1.60	6.21 to 23.30
SMID Cap Value Fund	9.76 to 9.78	874,032	11.74 to 12.26	10,675,995	—	1.25 to 1.60	5.65 to 25.29
Small Cap Growth Fund	7.62 to 23.17	3,351,726	8.94 to 27.26	48,916,016	—	1.25 to 1.60	5.44 to 17.65
Small Cap Value Fund	15.64 to 29.30	3,950,908	11.83 to 36.68	99,107,659	—	1.25 to 1.60	6.24 to 25.16
Small Cap Index Fund	8.66 to 8.69	1,121,564	10.77 to 12.07	12,093,801	—	1.25 to 1.60	6.28 to 24.63
Developed International Index Fund	9.01 to 9.03	2,253,032	9.54 to 10.89	21,513,065	—	1.25 to 1.60	(0.74) to 6.10
International Equity Fund	14.54 to 32.15	9,688,093	10.88 to 35.27	181,544,015	—	1.25 to 1.60	(0.97) to 9.70
Emerging Markets Equity Fund	9.77 to 9.79	8,392,076	11.45 to 11.52	96,392,675	—	1.25 to 1.60	(1.24) to 17.68
REIT Fund(a)	14.31 to 14.53	2,575,095	10.73 to 17.96	45,642,352	—	1.25 to 1.60	(1.87) to 23.59
Aggressive Allocation Fund	8.93 to 8.95	2,238,792	10.20 to 11.25	22,866,625	—	1.25 to 1.60	2.42 to 14.52
Moderately Aggressive Allocation Fund	9.72 to 9.75	10,212,937	10.98 to 11.05	112,211,068	—	1.25 to 1.60	1.77 to 13.08
Moderate Allocation Fund	9.60 to 9.63	18,291,360	10.62 to 10.77	194,522,208	—	1.25 to 1.60	1.08 to 10.85
Moderately Conservative Allocation Fund	9.86 to 9.88	6,513,002	10.48 to 10.67	69,247,250	—	1.25 to 1.60	0.23 to 7.97
Conservative Allocation Fund	10.14 to 10.17	4,132,013	10.19 to 10.74	44,184,439	—	1.25 to 1.60	(0.61) to 5.56
V.I. Capital Appreciation Fund	8.90 to 9.04	1,320	10.12 to 10.30	13,594	—	1.25 to 1.60	13.66 to 13.88
High Income Bond Fund II	15.47 to 15.71	8,648	17.47 to 17.77	152,150	8.72	1.25 to 1.60	12.91 to 13.14
Financial Services Fund	6.55 to 6.65	—	7.38 to 7.50	—	—	1.25 to 1.60	12.55 to 12.77
Health Care Fund	12.09 to 12.27	—	12.70 to 12.92	—	—	1.25 to 1.60	5.07 to 5.28
Russell 2000 1.5x Strategy Fund	8.60 to 8.73	9,410	11.67 to 11.87	111,504	—	1.25 to 1.60	35.66 to 35.93
Nova Fund	7.69 to 7.81	4,698	9.08 to 9.24	43,385	0.20	1.25 to 1.60	18.06 to 18.30
NASDAQ-100 Fund	12.15 to 12.33	6,594	14.16 to 14.41	95,023	—	1.25 to 1.60	16.61 to 16.84

37

Note 6.    Financial Highlights (continued)

	January 1, 2010		December 31, 2010		For the Year ended December 31, 2010
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Technology Fund	$11.21 to $11.38	3,593	$12.36 to $12.58	$45,180	—	1.25 to 1.60	10.26 to 10.48
Inverse S&P 500 Strategy Fund	6.60 to 6.70	183	5.39 to 5.49	989	—	1.25 to 1.60	(18.28) to (18.11)
Government Long Bond 1.2x Strategy Fund	13.08 to 13.28	1,560	14.17 to 14.42	22,495	1.98	1.25 to 1.60	8.40 to 8.61
U.S. Government Money Market Fund	9.91 to 10.06	31,039	9.75 to 9.92	307,115	0.01	1.25 to 1.60	(1.57) to (1.38)
Utilities Fund	11.25 to 11.42	—	11.83 to 12.04	—	6.02	1.25 to 1.60	5.19 to 5.40
Equity Income Portfolio II	10.72 to 10.73	4,442	12.10 to 12.15	53,951	1.46	1.25 to 1.60	12.92 to 13.15
International Stock Portfolio	12.97 to 13.17	4,742	14.61 to 14.86	70,483	1.30	1.25 to 1.60	12.64 to 12.87

	January 1, 2009		December 31, 2009		For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.84 to $24.77	9,035,127	$10.73 to $24.57	$109,286,177	0.48	1.25 to 1.60	(1.01) to (0.81)
Limited Maturity Fund	11.83 to 16.71	5,604,794	11.88 to 16.81	72,785,202	—	1.25 to 1.60	0.43 to 0.63
Quality Bond Fund	12.59 to 33.45	12,757,352	13.15 to 35.02	198,745,029	0.02	1.25 to 1.60	4.49 to 4.70
High Yield Bond Fund	11.24 to 41.30	3,417,558	16.22 to 59.73	67,164,643	—	1.25 to 1.60	44.34 to 44.63
Flexibly Managed Fund	13.22 to 109.61	38,938,729	17.32 to 143.88	996,832,358	0.02	1.25 to 1.60	31.01 to 31.27
Balanced Fund	8.48 to 8.49	3,657,130	9.87 to 9.90	36,145,800	—	1.25 to 1.60	16.37 to 16.60
Large Growth Stock Fund	4.02 to 27.46	9,676,561	5.66 to 38.76	77,138,621	0.01	1.25 to 1.60	40.88 to 41.16
Large Cap Growth Fund	6.46 to 6.54	2,109,320	8.75 to 8.89	18,541,373	—	1.25 to 1.60	35.56 to 35.83
Large Core Growth Fund	6.12 to 6.13	6,433,215	8.20 to 8.22	52,843,609	0.05	1.25 to 1.60	33.93 to 34.20
Large Cap Value Fund	7.81 to 34.00	4,837,663	10.29 to 44.86	78,138,713	—	1.25 to 1.60	31.69 to 31.96
Large Core Value Fund	7.26	8,785,563	8.35 to 8.37	73,449,635	—	1.25 to 1.60	15.08 to 15.31
Index 500 Fund	7.49 to 11.69	9,126,219	9.31 to 14.56	93,567,900	—	1.25 to 1.60	24.30 to 24.55
Mid Cap Growth Fund	4.80 to 10.41	5,441,949	7.00 to 15.20	46,936,797	—	1.25 to 1.60	45.66 to 45.95
Mid Cap Value Fund	9.66 to 14.90	3,187,758	13.99 to 21.63	54,618,812	—	1.25 to 1.60	44.87 to 45.16
Mid Core Value Fund	9.06 to 9.18	2,278,455	11.25 to 11.43	25,747,666	—	1.25 to 1.60	24.21 to 24.46
SMID Cap Growth Fund	6.47	683,596	9.82 to 9.85	6,721,029	—	1.25 to 1.60	51.94 to 52.24
SMID Cap Value Fund	6.80 to 6.81	502,017	9.76 to 9.78	4,901,958	—	1.25 to 1.60	43.49 to 43.78
Small Cap Growth Fund	4.87 to 14.79	3,069,750	7.62 to 23.17	39,837,090	—	1.25 to 1.60	56.36 to 56.68
Small Cap Value Fund	12.50 to 23.38	3,878,540	15.64 to 29.30	79,125,282	—	1.25 to 1.60	25.10 to 25.35
Small Cap Index Fund	6.97	511,896	8.66 to 8.69	4,436,254	—	1.25 to 1.60	24.33 to 24.58
Developed International Index Fund	7.11 to 7.12	1,044,817	9.01 to 9.03	9,418,156	0.01	1.25 to 1.60	26.67 to 26.93
International Equity Fund	12.11 to 26.74	9,087,126	14.54 to 32.15	157,820,643	1.19	1.25 to 1.60	19.99 to 20.23
Emerging Markets Equity Fund	5.98 to 5.99	6,830,461	9.77 to 9.79	66,776,304	0.02	1.25 to 1.60	63.25 to 63.58
REIT Fund(a)	11.47 to 11.63	2,275,802	14.31 to 14.53	32,710,758	—	1.25 to 1.60	24.72 to 24.97
Aggressive Allocation Fund	7.02 to 7.03	1,420,238	8.93 to 8.95	12,684,750	—	1.25 to 1.60	27.08 to 27.34
Moderately Aggressive Allocation Fund	7.75 to 7.76	5,869,269	9.72 to 9.75	57,114,526	—	1.25 to 1.60	25.42 to 25.67
Moderate Allocation Fund	8.08 to 8.09	10,163,070	9.60 to 9.63	97,655,569	—	1.25 to 1.60	18.84 to 19.08
Moderately Conservative Allocation Fund	8.61	4,241,709	9.86 to 9.88	41,839,949	—	1.25 to 1.60	14.52 to 14.75
Conservative Allocation Fund	9.29	3,022,950	10.14 to 10.17	30,680,092	—	1.25 to 1.60	9.20 to 9.42
V.I. Capital Appreciation Fund	7.47 to 7.57	2,061	8.90 to 9.04	18,353	0.32	1.25 to 1.60	19.16 to 19.40
High Income Bond Fund II	10.28 to 10.42	16,881	15.47 to 15.71	264,451	10.57	1.25 to 1.60	50.43 to 50.73
Financial Services Fund	5.56 to 5.64	—	6.55 to 6.65	—	—	1.25 to 1.60	17.78 to 18.02
Health Care Fund	9.85 to 9.98	—	12.09 to 12.27	—	—	1.25 to 1.60	22.67 to 22.91
Russell 2000 1.5x Strategy Fund	6.56 to 6.64	5,632	8.60 to 8.73	49,050	—	1.25 to 1.60	31.19 to 31.46
Nova Fund	5.77 to 5.84	24,053	7.69 to 7.81	187,773	1.07	1.25 to 1.60	33.36 to 33.62
NASDAQ-100 Fund	8.12 to 8.23	8,781	12.15 to 12.33	108,298	—	1.25 to 1.60	49.59 to 49.89
Technology Fund	7.32 to 7.42	2,645	11.21 to 11.38	30,103	—	1.25 to 1.60	53.13 to 53.44
Inverse S&P 500 Strategy Fund	9.26 to 9.38	184	6.60 to 6.70	1,218	—	1.25 to 1.60	(28.70) to (28.56)
Government Long Bond 1.2x Strategy Fund	19.41 to 19.67	609	13.08 to 13.28	8,081	1.72	1.25 to 1.60	(32.63) to (32.50)
U.S. Government Money Market Fund	10.07 to 10.20	33,074	9.91 to 10.06	331,263	0.02	1.25 to 1.60	(1.54) to (1.34)
Utilities Fund	10.05 to 10.18	—	11.25 to 11.42	—	—	1.25 to 1.60	11.99 to 12.21

38

Note 6.    Financial Highlights (continued)

	January 1, 2009		December 31, 2009		For the Year ended December 31, 2009
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Equity Income Portfolio II	$8.69 to $8.70	8,033	$10.72 to $10.73	$86,191	1.70	1.25 to 1.60	23.26 to 23.51
International Stock Portfolio	8.65 to 8.76	4,017	12.97 to 13.17	52,555	1.98	1.25 to 1.60	49.97 to 50.27

	January 1, 2008		December 31, 2008		For the Year ended December 31, 2008
Subaccount	Unit Fair Value	Units	Unit Fair Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.72 to $24.43	12,832,292	$10.84 to $24.77	$154,896,272	2.53	1.25 to 1.60	1.19 to 1.39
Limited Maturity Fund	11.42 to 16.11	4,547,933	11.83 to 16.71	57,523,032	3.65	1.25 to 1.60	3.52 to 3.73
Quality Bond Fund	12.15 to 32.23	9,549,319	12.59 to 33.45	142,182,138	4.67	1.25 to 1.60	3.58 to 3.79
High Yield Bond Fund	15.00 to 55.01	2,465,094	11.24 to 41.30	36,501,137	9.28	1.25 to 1.60	(25.07) to (24.92)
Flexibly Managed Fund	18.58 to 153.79	33,755,607	13.22 to 109.61	705,652,970	2.67	1.25 to 1.60	(28.87) to (28.73)
Balanced Fund	— to —	3,766,147	8.48 to 8.49	31,960,223	3.47	1.25 to 1.60	(15.17) to (15.11)
Large Growth Stock Fund(b)	7.01 to 47.83	8,090,681	4.02 to 27.46	50,174,060	0.22	1.25 to 1.60	(42.71) to (42.59)
Large Cap Growth Fund	11.66 to 11.79	1,580,988	6.46 to 6.54	10,462,800	0.36	1.25 to 1.60	(44.63) to (44.52)
Large Core Growth Fund	— to —	6,816,118	6.12 to 6.13	41,753,975	0.19	1.25 to 1.60	(38.76) to (38.72)
Large Cap Value Fund	14.31 to 62.16	4,466,424	7.81 to 34.00	60,306,101	1.63	1.25 to 1.60	(45.42) to (45.31)
Large Core Value Fund	— to —	8,471,225	7.26	61,494,513	0.86	1.25 to 1.60	(27.42) to (27.37)
Index 500 Fund	11.88 to 18.52	8,379,691	7.49 to 11.69	71,532,984	2.15	1.25 to 1.60	(37.00) to (36.87)
Mid Cap Growth Fund	9.52 to 20.62	4,993,482	4.80 to 10.41	30,867,449	0.00	1.25 to 1.60	(49.61) to (49.51)
Mid Cap Value Fund	18.58 to 28.61	2,852,530	9.66 to 14.90	35,183,646	0.91	1.25 to 1.60	(48.03) to (47.92)
Mid Core Value Fund(c)	15.04 to 15.21	2,158,159	9.06 to 9.18	19,985,689	1.73	1.25 to 1.60	(39.77) to (39.65)
SMID Cap Growth Fund	— to —	69,996	6.47	452,660	0.00	1.25 to 1.60	(35.33) to (35.29)
SMID Cap Value Fund	— to —	51,968	6.80 to 6.81	353,465	1.14	1.25 to 1.60	(31.99) to (31.94)
Small Cap Growth Fund	9.89 to 29.98	2,519,204	4.87 to 14.79	23,076,748	0.00	1.25 to 1.60	(50.77) to (50.67)
Small Cap Value Fund	17.41 to 32.49	3,680,128	12.50 to 23.38	62,928,138	0.84	1.25 to 1.60	(28.20) to (28.06)
Small Cap Index Fund	— to —	33,732	6.97	235,068	1.50	1.25 to 1.60	(30.32) to (30.27)
Developed International Index Fund	— to —	37,901	7.11 to 7.12	269,637	1.06	1.25 to 1.60	(28.86) to (28.81)
International Equity Fund	20.91 to 46.12	8,475,046	12.11 to 26.74	124,766,551	2.27	1.25 to 1.60	(42.13) to (42.01)
Emerging Markets Equity Fund	— to —	5,307,546	5.98 to 5.99	31,763,014	0.32	1.25 to 1.60	(39.74) to (39.70)
REIT Fund(a)	19.21 to 19.43	1,720,049	11.47 to 11.63	22,102,876	3.65	1.25 to 1.60	(40.26) to (40.14)
Aggressive Allocation Fund	— to —	127,402	7.02 to 7.03	895,037	3.71	1.25 to 1.60	(29.74) to (29.69)
Moderately Aggressive Allocation Fund	— to —	1,351,896	7.75 to 7.76	10,479,520	5.42	1.25 to 1.60	(22.45) to (22.40)
Moderate Allocation Fund	— to —	1,496,309	8.08 to 8.09	12,080,538	5.22	1.25 to 1.60	(19.19) to (19.13)
Moderately Conservative Allocation Fund	— to —	884,887	8.61	7,619,861	4.42	1.25 to 1.60	(13.91) to (13.85)
Conservative Allocation Fund	— to —	825,911	9.29	7,676,010	5.09	1.25 to 1.60	(7.11) to (7.05)
V.I. Capital Appreciation Fund	13.20 to 13.35	6,192	7.47 to 7.57	44,981	0.00	1.25 to 1.60	(43.41) to (43.29)
High Income Bond Fund II	14.12 to 14.28	8,057	10.28 to 10.42	70,101	9.07	1.25 to 1.60	(27.17) to (27.02)
Financial Services Fund	10.88 to 11.01	2,849	5.56 to 5.64	16,016	0.00	1.25 to 1.60	(48.87) to (48.77)
Health Care Fund	13.32 to 13.47	566	9.85 to 9.98	5,577	0.00	1.25 to 1.60	(26.05) to (25.90)
Russell 2000 1.5x Strategy Fund(d)	13.70 to 13.86	8,494	6.56 to 6.64	56,270	0.13	1.25 to 1.60	(52.14) to (52.04)
Nova Fund	12.87 to 13.01	6,292	5.77 to 5.84	35,428	0.15	1.25 to 1.60	(55.20) to (55.11)
NASDAQ-100 Fund(e)	14.21 to 14.37	2,605	8.12 to 8.23	21,437	0.06	1.25 to 1.60	(42.84) to (42.72)
Technology Fund	13.63 to 13.78	483	7.32 to 7.42	3,538	—	1.25 to 1.60	(46.28) to (46.17)
Inverse S&P 500 Strategy Fund(f)	6.75 to 6.83	185	9.26 to 9.38	1,716	—	1.25 to 1.60	37.04 to 37.31
Government Long Bond 1.2x Strategy Fund(g)	13.61 to $13.77	17,244	19.41 to $19.67	337,647	2.59	1.25 to 1.60	42.57 to 42.86
U.S. Government Money Market Fund	10.11 to 10.23	53,713	10.07 to 10.20	565,504	1.18	1.25 to 1.60	(0.46) to (0.26)
Utilities Fund	14.50 to 14.66	3,456	10.05 to 10.18	33,742	0.28	1.25 to 1.60	(30.69) to (30.55)
Equity Income Portfolio II	13.83 to 13.86	18,679	8.69 to 8.70	160,648	2.00	1.25 to 1.60	(37.28) to (37.15)
International Stock Portfolio	17.13 to 17.33	7,643	8.65 to 8.76	66,766	1.47	1.25 to 1.60	(49.52) to (49.42)

(a)	Prior to May 1, 2011, Real Estate Securities Fund was named REIT Fund.
(b)	Prior to August 25, 2008, Large Growth Stock Fund was named Growth Stock Fund.
(c)	Prior to August 25, 2008, Mid Core Value Fund was named Strategic Value Fund.

39

Note 6.    Financial Highlights (continued)

(d)	Prior to April 1, 2008, Russell 2000 1.5x Strategy Fund was named Russell 2000 Advantage Fund.
(e)	Prior to April 1, 2008, NASDAQ-100 Fund was named OTC Fund.
(f)	Prior to April 1, 2008, Inverse S&P 500 Strategy Fund was named Inverse S&P 500 Index Fund.
(g)	Prior to April 1, 2008, Government Long Bond 1.2x Strategy Fund was named Government Long Bond Advantage Fund.
*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.
**	These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.
***	These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

Note 7.    Subsequent Events

Management has evaluated the impact of all subsequent events on Account III through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

40

PM6093 5/13

PennMutual

The Penn Mutual Life Insurance Company

2012 Consolidated GAAP Financial Statements

PricewaterhouseCoopers LLP, Two Commerce Square — Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 2110, F: (267) 330 3300, www.pwc.com/us

Independent Auditor’s Report

To the Board of Trustees

The Penn Mutual Life Insurance Company:

We have audited the accompanying consolidated financial statements of The Penn Mutual Life Insurance Company and its subsidiaries (the “Company”), which comprise the consolidated balance sheets as of December 31, 2012 and December 31, 2011, and the related consolidated statements of comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of its comprehensive income. Our opinion is not modified with respect to this matter.

February 15, 2013

(In Thousands)

Consolidated Balance Sheets

December 31,	2012	2011

ASSETS
Investments:
Debt securities, at fair value:
Available for sale	$9,644,443	$8,656,600
Trading	316,524	123,755
Equity securities, at fair value	17,773	11,363
Real estate, net of accumulated depreciation	16,025	13,438
Policy loans	712,986	707,956
Short-term investments	98,176	29,751
Alternative assets	339,544	303,139
Other invested assets	133,847	182,803

TOTAL INVESTMENTS	11,279,318	10,028,805

Cash	92,963	133,412
Investment income due and accrued	116,525	109,545
Deferred acquisition costs	809,351	675,759
Amounts recoverable from reinsurers	327,967	334,159
Broker/dealer receivables	1,595,156	1,783,994
Goodwill	67,254	49,602
Other assets	550,388	465,106
Separate account assets	5,432,604	4,640,495

TOTAL ASSETS	$20,271,526	$18,220,877

LIABILITIES AND EQUITY
Liabilities:
Reserves for future policy benefits	$3,122,208	$3,002,706
Other policyholder funds	5,354,530	4,653,547
Policyholders’ dividends payable	15,791	15,691
Broker/dealer payables	1,576,274	1,697,997
Accrued income taxes	602,150	490,433
Debt	594,961	439,020
Other liabilities	667,100	594,039
Separate account liabilities	5,432,604	4,640,495

TOTAL LIABILITIES	17,365,618	15,533,928

Equity:
Retained earnings	2,317,625	2,187,899
Accumulated other comprehensive income	588,283	499,050

TOTAL EQUITY	2,905,908	2,686,949

TOTAL LIABILITIES AND EQUITY	$20,271,526	$18,220,877

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 1

(In Thousands)

Consolidated Statements of Comprehensive Income

Years Ended December 31,	2012	2011	2010

REVENUES
Premium and annuity considerations	$347,179	$301,395	$253,318
Policy fee income	363,361	332,257	302,124
Net investment income	510,749	450,826	419,807
Net investment gains/(losses):
Total other-than-temporary impairment losses	(22,343)	(14,434)	(21,106)
Portion of loss recognized in other comprehensive income	2,018	2,608	6,451
Net other-than-temporary impairment losses recognized in earnings	(20,325)	(11,826)	(14,655)
Other net investment gains	41,605	19,031	42,243
Total net investment gains	21,280	7,205	27,588
Broker/dealer fees and commissions	566,281	532,162	511,343
Other income	39,962	34,432	41,173

TOTAL REVENUES	1,848,812	1,658,277	1,555,353

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	567,945	534,502	511,795
Policyholder dividends	31,442	31,595	30,548
Increase in reserves for future policy benefits	156,240	110,621	70,666
General expenses	466,057	451,086	437,905
Broker/dealer sales expense	322,470	304,798	291,357
Amortization of deferred acquisition costs	122,325	123,924	109,008

TOTAL BENEFITS AND EXPENSES	1,666,479	1,556,526	1,451,279

INCOME BEFORE INCOME TAXES	182,333	101,751	104,074

INCOME TAX EXPENSE	52,608	15,134	25,059

NET INCOME	$129,725	$86,617	$79,015

Other Comprehensive Income, net of tax
Unrealized gains for the period	$112,789	$320,225	$120,881
Less: reclassification adjustment for (gains)/losses included in net income	(13,640)	(8,286)	5,873
Other than temporary impairments	1,310	1,695	12,479

UNREALIZED GAINS	100,459	313,634	139,233

Postretirement benefits liability adjustment	(11,226)	415	6,214

Other comprehensive income	89,233	314,049	145,447

Comprehensive income	$218,958	$400,666	$224,462

The accompanying notes are an integral part of these consolidated financial statements.

Page 2	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Changes in Equity

Years Ended December 31, 2010, 2011, and 2012	Accumulated Other Comprehensive Income/(Loss)	Retained Earnings	Total Equity

BALANCE AT DECEMBER 31, 2009	$38,856	$2,053,883	$2,092,739
Cumulative effect of adoption of new accounting pronouncement, net of tax of ($16,648) (see Note2)	698	(31,615)	(30,917)

BALANCE AT JANUARY 1, 2010	$39,554	$2,022,268	$2,061,822

Net income for 2010	—	79,015	79,015
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $38,244, net of reclassification adjustments	126,754	—	126,754
Other than temporary impairment, net of tax of $6,719	12,479	—	12,479
Postretirement benefits liability adjustment, net of tax of $3,346	6,214	—	6,214

Comprehensive income			224,462

BALANCE AT DECEMBER 31, 2010	$185,001	$2,101,283	$2,286,284

Net income for 2011	—	86,617	86,617
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $169,731, net of reclassification adjustments	311,939	—	311,939
Other than temporary impairment, net of tax of $913	1,695	—	1,695
Postretirement benefits liability adjustment, net of tax of $223	415	—	415

Comprehensive income			400,666

BALANCE AT DECEMBER 31, 2011	$499,050	$2,187,900	$2,686,950

Net income for 2012	—	129,725	129,725
Other comprehensive income, net of tax
Unrealized net appreciation of securities, net of tax of $56,437, net of reclassification adjustments	99,149	—	99,149
Other than temporary impairment, net of tax of $708	1,310	—	1,310
Postretirement benefits liability adjustment, net of tax of $(6,044)	(11,226)	—	(11,226)

Comprehensive income			218,958

BALANCE AT DECEMBER 31, 2012	$588,283	$2,317,625	$2,905,908

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 3

(In Thousands)

Consolidated Statements of Cash Flows

Years Ended December 31,	2012	2011	2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$129,725	$86,617	$79,015
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Capitalization of acquisition costs	(269,417)	(237,368)	(205,520)
Amortization of deferred acquisition costs	122,325	123,924	109,008
Policy fees on universal life and investment contracts	(220,351)	(194,255)	(176,876)
Interest credited on universal life and investment contracts	201,489	188,530	173,182
Depreciation and amortization	(20,696)	(11,103)	(12,007)
Net investment losses/(gains)	2,421	13,524	(8,840)
Net investment (losses) on limited partnerships and derivatives	(80,259)	(23,099)	(46,167)
Change in:
Investment income due and accrued	(6,980)	(16,882)	(5,258)
Amounts recoverable from reinsurers	6,192	(11,976)	13,595
Future policy benefits	152,793	119,646	57,416
Accrued income taxes	58,168	47,232	30,683
Net broker/dealer receivables	67,116	10,877	21,028
Trading securities	(192,769)	61,593	(90,983)
Corporate owned life insurance	(37,824)	(6,239)	(5,228)
Accounts payable	50,431	27,504	23,627
Broker loans and advance	(8,018)	20,568	9,939
Other, net	(1,198)	4,537	(17,033)

NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES	(46,852)	203,630	(50,419)

CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
Debt securities, available for sale	696,971	886,334	840,189
Equity securities	1,677	2,820	23,116
Sale of subsidiary	—	8,000	—
Derivatives and Other	510	201	210,844
Maturity and other principal repayments:
Debt securities, available for sale	726,237	614,976	538,231
Other	138,105	157,586	31,386
Cost of investments acquired:
Debt securities, available for sale	(2,123,510)	(2,290,662)	(2,263,290)
Equity securities	(3,367)	(3,184)	(1,263)
Limited partnerships	(58,674)	(63,440)	(46,366)
Derivatives	(25,475)	(69,476)	(23,778)
Acquisition of subsidiary	(21,871)	—	—
Other	(38,342)	(21,801)	18,020
Change in policy loans, net	(5,030)	(4,619)	(13,993)
Cost of short-term investments sold, net	(68,425)	(646)	224,236
(Decrease)/increase in collateral payable	(2,274)	29,641	(96,608)
Purchases of furniture and equipment, net of dispositions	(17,837)	11,376	(9,412)

NET CASH USED IN INVESTING ACTIVITIES	$(801,305)	$(742,894)	$(568,688)

…continued -

Page 4	The Penn Mutual Life Insurance Company

(In Thousands)

Consolidated Statements of Cash Flows (cont’)

Years Ended December 31,	2012	2011	2010

CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder Account Balance
Deposits for universal life and investment contracts	$1,802,549	$1,678,047	$1,529,572
Withdrawals from universal life and investment contracts	(827,122)	(775,821)	(758,420)
Transfers to separate accounts	(323,660)	(218,651)	(357,284)
Issuance/(extinguishment) of debt	155,941	(81,501)	237,582

NET CASH PROVIDED BY FINANCING ACTIVITIES	807,708	602,074	651,450

Net (decrease)/increase in cash	(40,449)	62,809	32,343
Cash, beginning of year	133,412	70,603	38,260

CASH, END OF YEAR	$92,963	$133,412	$70,603

The accompanying notes are an integral part of these consolidated financial statements.

2012 Consolidated GAAP Financial Statements	Page 5

(In Thousands)

Notes to Consolidated Financial Statements

Note 1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS  The Penn Mutual Life Insurance Company (“PML”) and its subsidiaries (collectively, “the Company”) offer a wide range of insurance and investment products including life insurance, annuities, and investment products, as well as advisory services. PML, a Pennsylvania domiciled mutual life insurance company, concentrates primarily on the sale of individual life insurance and annuity products. PML and its wholly owned life insurance subsidiary, the Penn Insurance and Annuity Company (“PIA”) primarily market traditional whole life, term life, fixed universal life, indexed universal life, variable universal life, immediate annuity and fixed and variable deferred annuity products through a network of career agents and independent agents. PML is licensed and sells its products in all fifty states and the District of Columbia. In addition, the Company offers a variety of investment products and advisory services through its non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries).

BASIS OF PRESENTATION  The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation of PML and its wholly owned and majority controlled subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

PML prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, while PIA follows statutory practices prescribed or permitted by the Delaware Department of Insurance, both of which are comprehensive basis of accounting other than GAAP. See Note 15 for additional discussion.

RECLASSIFICATION AND RESTATEMENT  Certain 2011 and 2010 amounts have been reclassified to conform with 2012 presentation, none of which have an impact on net income or equity. 2011 and 2010 amounts related to the retrospective application of the new guidance on deferred acquisition costs (“DAC”) have been restated.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES  The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that requires extensive use of estimates are:

¯	Fair value of certain invested assets and derivatives
¯	Capitalization and amortization of DAC
¯	Liabilities for future policyholder benefits
¯	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
¯	Litigation and other contingencies
¯	Pension and other postretirement and postemployment benefits

INVESTMENTS  The Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines classification of debt securities at the time of purchase. The Company classifies its debt securities (bonds, preferred stocks and mortgage and asset-backed securities) as available-for-sale (“AFS”) and trading. AFS securities are reported at fair value, with unrealized gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Trading securities are held at fair value, with changes in value reported through net investment gains/(losses). Income on debt securities is recognized using the effective yield method of amortization. For mortgage and asset-backed securities (“structured securities”) that do not have a fixed schedule of payments and are subject to a non credit rating based on other than temporary impairment review, the effect on amortization or accretion is revalued quarterly using the retrospective yield adjustment method based on the current estimated cash flow. For structured securities subject

Page 6	The Penn Mutual Life Insurance Company

(In Thousands)

to OTTI review based on credit rating, changes in expected cash flows are recognized using the prospective yield adjustment method. In these cases, income is recognized on the prospective yield adjustment method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company’s best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events. Interest on debt securities is recorded as income when earned.

Equity securities are carried at fair value and include seed money invested in separate accounts. Unrealized capital gains/(losses) are reported in other comprehensive income, net of deferred taxes. Dividends on equity securities are credited to income on their ex-dividend dates.

Real estate occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in net investment losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was as of August 2010.

Short-term investments, which are carried at amortized cost and approximate fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months. Certain short-term investments are held as collateral for derivative transactions.

Policy loans are stated at the aggregate balance of unpaid principal and interest.

Alternative assets are investments in limited partnerships for which the Company applies the equity method of accounting. Due to the timing of the valuation data received from the general partner, these investments are reported in accordance with the most recent valuations received which are primarily on a one quarter lag.

Other invested assets include derivatives in a net asset position, an annuity contract acquired to back nonqualified deferred compensation plans, low income housing tax credit investments (“LIHTC”) and miscellaneous invested assets. LIHTC investments are accounted for under the equity method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which if identified, is recorded as a net investment loss.

See Note 5 for additional discussion on derivatives.

Evaluating Investments for an OTTI  The Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The Company considers, amongst other criteria, whether it has the intent to sell a particular impaired AFS debt security. The assessment of the Company’s intent to sell a particular AFS debt security considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, subsequent changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company’s need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on a security where the fair value is less than the amortized cost at the reporting date, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. In certain circumstances, the Company may determine that it does not intend to sell a particular security but that it is more likely than not that it will be required to sell that security before recovery of its amortized cost. In such instances, the AFS debt security will be deemed other-than-temporarily impaired in the period during which it was determined more likely than not that the security will be required to be sold and an OTTI

2012 Consolidated GAAP Financial Statements	Page 7

(In Thousands)

loss for the entire difference between the fair value and the amortized cost will be recorded in earnings. If the Company does not have the intent to sell and it does not believe that it is more likely than not that it will be required to sell the security before recovery of its amortized cost, the Company evaluates the security for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the length of time a security’s fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows, default rates, delinquency rates, percentage of nonperforming loans, prepayments, severities, and other circumstances of the investment. If the Company concludes that the impairment is other than temporary, the Company estimates the present value of the expected future cash flows to be received from the security. If the present value of the expected future cash flows to be received is less than the amortized cost, the security will be deemed other-than-temporarily impaired in the period that such present value of the expected future cash flows falls below amortized cost and this difference, referred to as the credit loss, will be recognized in earnings. Any remaining difference between the present value of the expected future cash flows to be received and the estimated fair value of the security will be recognized as a separate component of other comprehensive loss and is referred to as the non-credit loss. For AFS debt securities for which an OTTI was recognized in earnings, the decision as to whether or not the difference between the new amortized cost basis and the cash flows expected to be collected should be accreted as interest income is done on a security by security basis.

Net investment gains/(losses) on sales are generally computed using the specific identification method and are included in income on the trade date and net of amortization of deferred acquisition costs. Unrealized capital gains/(losses) on investments, and adjustments to deferred acquisition costs and unearned revenue, net of applicable taxes, are accounted for as a separate component of other comprehensive income.

DERIVATIVE FINANCIAL INSTRUMENTS  The Company utilizes various derivatives, including interest rate swaps, inflation swaps, financial futures, interest rate caps, forwards and put options in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value. Derivatives with a positive fair value are reported in other invested assets. Derivatives with a negative fair value are reported in other liabilities. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting. To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged to qualify for hedge accounting. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Interest rate swaps, inflation swaps, caps and interest rate futures are used to manage risk from interest rate fluctuations. Currency forwards are used to manage exposure to fluctuation in currency values associated with certain foreign currency denominated alternative assets.

For a fair value hedge, the gain or loss on the hedging instrument is recognized in current earnings. The carrying value of the hedged items is adjusted by the change in fair value and is also recognized in current earnings. The Company’s fair value hedges are primarily hedges of available-for-sale fixed maturity securities.

At termination, the cost bases of the hedged assets are adjusted prospectively by the amount of change in fair value of the hedged assets, unless the hedged assets are subject to retrospective accounting. The adjustment to the hedged assets will be amortized through investment income over the remaining life of the bond.

For a cash flow hedge, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings, but are reported as other comprehensive income. To the extent these derivatives are not effective, changes in their fair values are included in earnings as a net investment gain/(loss).

Page 8	The Penn Mutual Life Insurance Company

(In Thousands)

For cash flow hedges, when hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the gain/(loss) that was accumulated in other comprehensive income will be recognized immediately as a realized capital gain/(loss). The derivative will continue to be carried on the balance sheet at its fair value with subsequent changes in fair value recorded as a realized capital gain/(loss). When hedge accounting is discontinued because the hedge is terminated, the accumulated gain/(loss) remains in other comprehensive income until the forecasted transaction is no longer probable. At that time, the accumulated gain or loss will be amortized as a realized capital gain/(loss) over the remaining life of the derivative contract.

The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires, is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, or (iv) it is probable that the forecasted transaction will not occur.

The Company utilizes interest rate swaps, financial futures and put options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity product portfolio. These derivatives do not qualify for hedge accounting. The change in fair value of these derivatives is recognized as a net investment gain/(loss). The Company utilizes call options to hedge equity market risks associated with the offering of indexed universal life insurance products. These derivatives do not qualify for hedge accounting. The realized gains or losses and change in fair value of the call options are recognized in operating income.

Interest rate caps, inflation swaps, certain interest rate swaps and credit default swaps are carried at fair value and do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in net investment gains/(losses) in the period of change.

Additional disclosures related to derivative instruments and hedging activities are included in Note 5.

The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 9.

DEFERRED ACQUISITION COSTS  The costs that are directly related to the successful acquisition or renewal of insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheets.

DAC related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life. Amortization expense is recognized in proportion to gross revenues or estimated gross profits arising principally from interest margins, mortality margins, expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. DAC related to certain term business are amortized in proportion to premium revenue.

Each year, a formal review of the assumptions underlying the expected gross profits are analyzed and updated as necessary.

DAC is reviewed regularly to determine whether such costs are recoverable based upon future estimated gross profits. The Company has evaluated all DAC balances and concluded these amounts are recoverable at December 31, 2012 and 2011, respectively. Certain costs and expenses reported in the Consolidated Statements of Income are net of amounts deferred.

GOODWILL AND INTANGIBLE ASSETS  Goodwill and other intangibles with an indefinite useful life are not amortized. All goodwill and indefinite life intangible assets are tested for impairment at least annually. An intangible asset with a finite life is amortized over its useful life. Intangibles with a finite useful life are tested for impairment when facts and circumstances indicate that its carrying amount may not be recoverable.

The Company had goodwill of $67,254 and $49,602 as of December 31, 2012 and 2011, respectively. No impairment of goodwill was recognized during 2012, 2011, or 2010.

2012 Consolidated GAAP Financial Statements	Page 9

(In Thousands)

The Company had intangible assets with a gross carrying amount of $15,700 and $8,700 and accumulated amortization of $7,788 and $7,296 as of December 31, 2012 and 2011, respectively. The aggregate amortization expense related to these intangible assets was $492, $479 and $668 in 2012, 2011, and 2010, respectively. Estimated annual amortization expense is:

Years ending December 31,	Amortization Expense

2013	$688
2014	604
2015	570
2016	515
2017	486

OTHER  Other assets primarily consist of property and equipment, leasehold improvements, computer equipment, and packaged software, which are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is determined using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of computer equipment is calculated using the straight-line method over the lesser of its useful life or three years. Packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. Internally developed software is amortized on a straight-line basis over its estimated useful life and begins when each individual component or module, the computer software is ready for its intended use. At December 31, 2012 and 2011, these assets had a gross carrying amount of $199,956 and $185,252, respectively and accumulated depreciation and amortization was $164,028 and $154,509 at December 31, 2012 and 2011, respectively. Related depreciation and amortization expense was $9,519, $8,250, and $9,731 for the years ended December 31, 2012, 2011, and 2010, respectively.

Also included in Other assets are sales inducements. The Company has deferred annuity policies in-force that contain sales inducements. See Note 8 for additional discussion of sales inducements.

RESERVES FOR FUTURE POLICY BENEFITS  Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products; excess death benefit liabilities associated with individual deferred annuities and universal life contracts with secondary guarantees; and excess interest credits from indexed universal life contracts. These liabilities are established in amounts adequate to meet the estimated future obligations of the policies in-force. For additional details about these indexed universal life contracts, see Note 6.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on the Company’s actual experience projected at the time of policy issue with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%.

OTHER POLICYHOLDER FUNDS  Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative, mortality and expense charges. The liability for universal life products is also reduced by the cost of insurance charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions, based on contractual terms, range from 2.0% to 10.5%.

Page 10	The Penn Mutual Life Insurance Company

(In Thousands)

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefits paid to policyholders and beneficiaries.

POLICYHOLDERS’ DIVIDENDS PAYABLE  As of December 31, 2012 and 2011, participating insurance expressed as a percentage of insurance in-force is 86% and 88%, respectively, and as a percentage of annual premium income is 48% and 39%, respectively. The Board of Trustees approves the amount of Policyholders’ dividends to be paid annually. The aggregate amount of policyholders’ dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management’s judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2012 and 2011.

BROKER/DEALER RECEIVABLES AND PAYABLES  Broker/dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a trade-date basis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES  The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The separate accounts have varying investment objectives.

At December 31, 2012 and 2011, all separate account assets are stated at the fair value of the underlying assets, which are primarily mutual funds. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The liability at December 31, 2012 and 2011 represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/(losses) on the assets, which generally reflects fair value. The investment income and net investment gains/(losses) from separate account assets accrue to the policyholders and are not included in the Consolidated Statements of Income. Mortality, policy administration and surrender charges assessed against the accounts are included in Policy fee income in the accompanying Consolidated Statements of Income. Asset management fees charged to the accounts are included in Other income in the accompanying Consolidated Statements of Income.

The Company has invested seed money in Penn Series Funds, Inc. Seed money is classified as an equity security, with unrealized capital gains/(losses) reported in other comprehensive income, net of deferred taxes and related adjustments. Dividends earned by the funds are credited to income on their ex-dividend dates. Seed money of $10,194 and $8,627 was invested in one fund as of December 31, 2012 and 2011, respectively.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”), GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”), and GMWB with inflation protection. See Note 9 for a discussion of the Company’s obligation regarding these product features.

RECOGNITION OF INCOME AND RELATED EXPENSES  Premiums from traditional participating life insurance policies, term life policies, annuity policies with life contingencies and group life contracts are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of deferred acquisition costs.

Amounts received under universal life-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration, and surrender charges, and are included as policy fee income in the Consolidated Statements of Income. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio.

Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited, using the same assumptions and factors used to

2012 Consolidated GAAP Financial Statements	Page 11

(In Thousands)

amortize DAC costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES  Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balances are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Uncertain tax positions (“UTP”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. The consolidated tax liability is allocated among the members of the group in accordance with a tax sharing agreement. The tax sharing agreement provides that the tax liability for each member of the group is calculated on a separate company basis.

REINSURANCE  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets in Amounts recoverable from reinsurers. Estimated reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. See Note 11.

BENEFIT PLANS  The Company follows guidance which requires an employer on a prospective basis to recognize the funded status of its defined benefit pension and post retirement plans as an asset or liability in its Consolidated Balance Sheets and to recognize changes in that funded status through comprehensive income in the year in which the changes occur. See Note 13.

CONTINGENCIES  Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. See Note 14.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS  Effective for 2012, the Financial Accounting Standards Board (“FASB”) issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising. The new guidance resulted in a reduction of the capitalized acquisition expenses. The Company has applied the new guidance retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. As a result of this accounting change, total stockholders’ equity as of

Page 12	The Penn Mutual Life Insurance Company

(In Thousands)

January 1, 2010, decreased by approximately $30,917, after-tax from $2,092,739, as previously reported, to $2,061,822 due to a reduction of the Company’s deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

Summarized below are the effects of the amended guidance on previously reported amounts

Condensed Consolidated Balance Sheets

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Deferred acquisition costs	$729,043	$(53,284)	$675,759
Other assets	17,545,118	—	17,545,118

Total Assets	$18,274,161	$(53,284)	$18,220,877

Accrued income taxes	$509,082	$(18,649)	$490,433
Other Liabilities	15,043,495	—	15,043,495

Total Liabilities	$15,552,577	$(18,649)	$15,533,928

Retained earnings	$2,229,897	$(41,998)	$2,187,899
Other equity	491,687	7,363	499,050

Total Equity	$2,721,584	$(34,635)	$2,686,949

Condensed Consolidated Statements of Comprehensive Income

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Total Revenue	$1,658,277	$—	$1,658,277

General Expenses	$436,718	$14,368	$451,086
Amortization of deferred acquisition costs	132,025	(8,101)	123,924
Other Expenses	981,516	—	981,516

Total benefits and expenses	1,550,259	6,267	1,556,526

Income before taxes	108,018	(6,267)	101,751
Current income taxes	(16,567)	—	(16,567)
Deferred income taxes	33,894	(2,193)	31,701

Income tax expense	17,327	(2,193)	15,134

Net Income	$90,691	$(4,074)	$86,617

2012 Consolidated GAAP Financial Statements	Page 13

(In Thousands)

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Total Revenue	$1,555,353	$—	$1,555,353

General Expenses	$420,891	$17,014	$437,905
Amortization of deferred acquisition costs	116,317	(7,309)	109,008
Other Expenses	904,366	—	904,366

Total benefits and expenses	1,441,574	9,705	1,451,279

Income before taxes	113,779	(9,705)	104,074
Current income taxes	(37,416)	—	(37,416)
Deferred income taxes	65,872	(3,397)	62,475

Income tax expense	28,456	(3,397)	25,059

Net Income	$85,323	$(6,308)	$79,015

Condensed Consolidated Statements of Changes in Equity

	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Balance at January 1, 2011	$2,321,874	$(35,590)	$2,286,284
Net income for 2011	90,691	(4,074)	86,617
Other Comprehensive income, net of tax:
Unrealized net appreciation	306,909	5,030	311,939
Other than temporary impairments	1,695	—	1,695
Postretirement benefits liability adjustment	415	—	415

Comprehensive income	399,710	956	400,666

Balance at December 31, 2011	$2,721,584	$(34,634)	$2,686,950

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Balance at January 1, 2010	$2,092,739	$—	$2,092,739
Cumulative impact of adoption of new accounting guidance	—	(30,917)	(30,917)
Net income for 2010	85,323	(6,308)	79,015
Other Comprehensive income, net of tax:
Unrealized net appreciation	125,119	1,635	126,754
Other than temporary impairments	12,479	—	12,479
Postretirement benefits liability adjustment	6,214	—	6,214

Comprehensive income	229,135	(35,590)	193,545

Balance at December 31, 2010	$2,321,874	$(35,590)	$2,286,284

Page 14	The Penn Mutual Life Insurance Company

(In Thousands)

Condensed Consolidated Statements of Cash Flows
	December 31, 2011
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Net Income	$90,691	$(4,074)	$86,617
Capitalization of acquisition costs	(251,736)	14,368	(237,368)
Amortization of deferred acquisition costs	132,025	(8,101)	123,924
Change in accrued taxes	49,425	(2,193)	47,232
Other	183,225	—	183,225

Net Cash provided by Operating Activities	$203,630	$—	$203,630

	December 31, 2010
	As Previously Reported	Effect of Amended Guidance	As Adjusted

Net Income	$85,323	$(6,308)	$79,015
Capitalization of acquisition costs	(222,534)	17,014	(205,520)
Amortization of deferred acquisition costs	116,317	(7,309)	109,008
Change in accrued taxes	34,080	(3,397)	30,683
Other	(63,605)	—	(63,605)

Net Cash provided by Operating Activities	$(50,419)	$—	$(50,419)

Effective for 2012, the FASB issued guidance requiring entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company has presented net income and other comprehensive income in accordance with the new guidance.

Effective for 2013, the FASB issued guidance to simplify how entities test goodwill for impairment. The amendments in this standard permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This new standard, which the Company early adopted for 2012, does not have a material effect on the Company’s financial statements.

Effective for 2012, the FASB issued guidance that clarifies and updates language in current GAAP guidance to more closely align with IFRS. The FASB does not intend for the new guidance to change current practice. Therefore, there is no impact to the Company’s financial statements.

Effective for 2012, the Company adopted, prospectively, updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. The expanded disclosures required by this guidance are included in Note 6. Adoption of this guidance did not have a material effect on the Company’s financial position or results of operations.

Effective for 2012, the Company adopted, prospectively, updated guidance regarding the assessment of effective control for repurchase agreements. The Company’s adoption of this guidance did not have a material effect on the Company’s financial position, results of operations, and financial statement disclosures.

Effective for 2011, the FASB issued guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby

2012 Consolidated GAAP Financial Statements	Page 15

(In Thousands)

consolidation of such interests must be considered under applicable variable interest guidance. As the Company’s policies were in accordance with the guidance, there is no change to current accounting practice.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS  Effective for 2013, the FASB issued guidance to address the presentation of gross and net information about both instruments and transactions eligible for offset in the balance sheet and instruments and transactions subject to an agreement similar to a master netting agreement. The Company does not expect the guidance to materially impact the financial statements.

Note 3.  ACQUISITIONS

On September 14, 2012, the Company acquired Leap Inc, a privately held company, in a cash stock purchase for $22,450. The subsidiary now operates as Leap System, LLC. The purchase was accounted for in accordance with the purchase method of accounting. The total purchase price was allocated to net tangible and intangible assets based on their estimated fair values as of September 14, 2012. The fair value assigned to identifiable intangible assets acquired has been determined primarily by using valuation methods that discount expected future cash flows to present value using estimates and assumptions determined by management. The excess purchase price over the value of the net tangible and identifiable intangible assets was recorded as goodwill, which is not deductible for income tax purposes.

The purchase resulted in an additional $7,000 in intangibles and $17,652 in goodwill. The intangibles consist of trade name, customer relationships, non-compete agreements and developed technology.

Note 4.  INVESTMENTS

AFS DEBT SECURITIES  AFS securities are carried at fair value. Amortized cost is net of $34,119 and $45,785 cumulative writedowns determined by management to be other than temporary declines in value of as of December 31, 2012 and 2011, respectively. The distribution of unrealized capital gains/(losses) on investments in AFS debt securities at December 31, 2012 and 2011 is presented below.

		Gross Unrealized Capital
	Amortized Cost	Gains	Losses	Non-credit Losses	Estimated Fair Value

December 31, 2012:
U.S. Treasury/Agency and Non-U.S. government securities	$415,198	$22,542	$2,686	$—	$435,054
States and political subdivisions	1,070,000	231,717	1,440	—	1,300,277
Corporate securities	4,052,601	703,617	7,231	219	4,748,768
Residential mortgage backed securities	673,810	47,919	342	200	721,187
Commercial mortgage backed securities	1,652,654	140,054	8,646	449	1,783,613
Asset-backed securities	608,581	33,270	8,104	1,133	632,614
Redeemable preferred stocks	21,331	1,636	37	—	22,930

Total AFS securities	$8,494,175	$1,180,755	$28,486	$2,001	$9,644,443

December 31, 2011:
U.S. Treasury/Agency and Non-U.S. government securities	$526,187	$17,892	$812	$—	$543,267
States and political subdivisions	1,045,952	168,497	1,519	—	1,212,930
Corporate securities	3,373,425	600,611	7,422	64	3,966,550
Residential mortgage backed securities	1,218,630	48,883	3,425	615	1,263,473
Commercial mortgage backed securities	1,219,869	78,770	4,469	717	1,293,453
Asset-backed securities	326,502	35,811	7,052	2,787	352,474
Redeemable preferred stocks	22,906	1,788	241	—	24,453

Total AFS securities	$7,733,471	$952,252	$24,940	$4,183	$8,656,600

Page 16	The Penn Mutual Life Insurance Company

(In Thousands)

U.S. Treasury/agency and non-U.S. government securities include $44,872 as of December 31, 2012 and 2011 of estimated fair value in securities that are pledged as collateral for futures contracts.

The amortized cost and estimated fair value of AFS securities as of December 31, 2012 and 2011 by contractual maturity is presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in one year or less	$115,821	$118,160	$136,788	$139,543
Due after one year through five years	688,204	772,298	624,587	681,084
Due after five years through ten years	683,860	805,995	729,012	845,061
Due after ten years	3,813,111	4,544,877	3,279,494	3,875,472
Residential mortgage backed securities(1)	761,374	807,855	1,234,320	1,281,215
Commercial mortgage backed securities	1,652,654	1,783,613	1,219,869	1,293,453
Asset-backed securities(1)	757,820	788,715	486,495	516,319
Redeemable preferred stocks	21,331	22,930	22,906	24,453

Total	$8,494,175	$9,644,443	$7,733,471	$8,656,600

(1)	Includes U.S. Treasury/Agency structured securities

Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is estimated at 5.5 years.

Residential mortgage backed securities (“MBS”), Commercial MBS and Asset-backed securities follow a structured principal repayment schedule and 97.9% are of investment grade. Securities totaling $797 are rated AAA.

At December 31, 2011, there was one security with an amortized cost of $6,149 and a carrying value of $3,950 to be restructured pursuant to commenced negotiations. During 2012, the asset was restructured in accordance with a plan of bankruptcy and the Company received common stock valued at $960, cash of $788 and recorded realized losses totaling $4,401.

At December 31, 2012, the largest industry concentration of the Company’s portfolio was investments in electric utilities of $717,769 representing 7.4% of the total AFS portfolio.

Proceeds during 2012, 2011, and 2010 from sales of AFS securities were $697,312, $1,503,310, and $840,189, respectively. The gross gains realized on those sales were $48,791, $40,556, and $36,410 and the gross losses realized on those sales were $3,561, $4,115, and $9,620 during 2012, 2011, and 2010, respectively. During 2012, 2011, and 2010, the Company recognized investment losses of $20,325, $11,826, and $14,655, respectively, related to impairment of AFS securities.

The Company’s investment portfolio of AFS securities is predominantly comprised of investment grade securities. At December 31, 2012 and 2011, AFS securities with fair value totaling $169,666 and $180,054, respectively, were less than investment grade.

The Company accrues interest income on debt securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms.

Management has determined that the unrealized capital losses on the Company’s investments in equity and debt securities at December 31, 2012 are temporary in nature. For further discussion on how the Company evaluates the impairment of debt and equity securities, see Note 2.

2012 Consolidated GAAP Financial Statements	Page 17

(In Thousands)

Credit Loss Rollforward — Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss was Recognized in Other Comprehensive Loss

As of December 31,	2012	2011

Balance, beginning of period	$29,270	$34,453
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(8,073)	(10,824)
Credit loss impairments previously recognized on securities impaired to fair value during the period	(3,748)	(131)
Credit loss impairment recognized in the current period on securities not previously impaired	15,924	3,748
Additional credit loss impairments recognized in the current period on securities previously impaired	—	2,024

Balance, end of period	$33,373	$29,270

The following tables present the gross unrealized capital losses and fair values for AFS securities with unrealized capital losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized capital loss position, at December 31, 2012 and 2011, respectively:

	Less than 12 months		Greater than 12 Months		Total
	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses	Fair Value	Gross Unrealized Capital Losses

December 31, 2012:
U.S Treasury/Agency and non-U.S. government securities	$54,993	$2,686	$26	$—	$55,019	$2,686
States and political subdivisions	17,236	290	6,850	1,150	24,086	1,440
Corporate securities	373,353	6,843	5,707	607	379,060	7,450
Residential MBS	57,407	542	—	—	57,407	542
Commercial MBS	331,016	8,581	3,906	514	334,922	9,095
Asset-backed securities	100,642	8,092	18,202	1,145	118,844	9,237
Redeemable preferred stocks	—	—	4,276	37	4,276	37

Total AFS securities	$934,647	$27,034	$38,967	$3,453	$973,614	$30,487

December 31, 2011:
U.S Treasury/Agency and non-U.S. government securities	$77,160	$792	$806	$20	$77,966	$812
States and political subdivisions	—	—	6,556	1,519	6,556	1,519
Corporate securities	88,116	4,071	35,311	5,615	123,427	9,686
Residential MBS	435,230	2,785	2,856	1,255	438,086	4,040
Commercial MBS	99,874	4,159	5,073	1,027	104,947	5,186
Asset-backed securities	27,447	2,848	39,970	4,791	67,417	7,639
Redeemable preferred stocks	1,046	229	2,463	12	3,509	241

Total AFS securities	$728,873	$14,884	$93,035	$14,239	$821,908	$29,123

AFS securities that were in an unrealized capital loss position less than twelve months at December 31, 2012, totaled 89% of the Company’s total AFS securities’ unrealized capital loss, and securities in an unrealized capital loss

Page 18	The Penn Mutual Life Insurance Company

(In Thousands)

position greater than twelve months totaled 11% of the Company’s total AFS securities unrealized capital loss. Of the total amount of securities unrealized capital losses, $28,367 or 93% is related to unrealized capital losses on investment grade securities. Unrealized capital losses on AFS securities with a rating below investment grade represent $2,120 or 7% of the Company’s total AFS securities unrealized capital losses.

The net increase in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses is primarily related to the improvement in the interest rate environment on current year purchases of corporate bonds and an increase in illiquidity premium on current year purchases of commercial mortgage-backed securities offset by a decrease in risk premium in certain corporate bond sectors.

U.S. Treasury/Agency and Non-U.S. Government Securities  Unrealized capital losses on the Company’s investments in U.S. Treasury/Agency and Non-U.S. government securities were $2,686 or 9% of the total unrealized capital losses for debt securities. These were spread over 8 securities and the decline in value is attributable to the improvement in the interest rate environment on current year purchases. The contractual terms of these investments are guaranteed by the full faith and credit of the U.S. and foreign governments.

States and Political Subdivisions  Unrealized capital losses on the Company’s investments in states and political subdivisions were $1,440 or 5% of the Company’s unrealized losses for debt securities. These were spread over 25 securities and the decline in value is attributable to the liquidity of the particular asset.

Corporate Securities  Unrealized capital losses on corporate securities were $7,450 or 24% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in corporate securities is spread over 60 individual securities with varying interest rates and maturities. Unrealized capital losses for Corporate securities with a fair value below 80% of the security’s amortized cost totaled $0 or 0% of the total unrealized capital losses for corporate securities. Corporate spreads tightened due to an improvement in overall economic conditions and an accompanying improvement in capital markets liquidity and corporate fundamentals.

Residential and Commercial Mortgage-Backed Securities  Unrealized capital losses on mortgage-backed securities were $9,637 or 32% of the total unrealized capital losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was illiquidity of the particular asset which management believes is recoverable. These losses were spread across approximately 46 fixed and variable rate securities, 96% of which are investment grade. Mortgage-backed securities that were priced below 80% of the security’s amortized cost represented $0 or 0% of total unrealized capital losses on mortgage-backed securities. Management believes the collateral is sufficient to recover amortized cost. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.

Asset-Backed Securities  Unrealized capital losses on asset-backed securities were $9,237 or 30% of the total unrealized capital losses for debt securities. The unrealized losses on these investments are primarily related to the credit spread widening on certain securities in the banking sector. These capital losses are spread across approximately 42 securities. The Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized capital loss. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. Asset-backed securities that were priced below 80% of the security’s amortized cost represented $3,428 or 37% of the total unrealized capital losses for asset-backed securities.

The following table sets forth the reclassification adjustment which identifies those items in comprehensive income that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

Reclassification Adjustments	2012	2011	2010

Unrealized capital holding gains arising during period, net of taxes	$114,099	$321,920	$133,360
Reclassification adjustment for (gains)/losses included in net income	(13,640)	(8,286)	5,873

Unrealized capital gains on investments, net of reclassification adjustment	$100,459	$313,634	$139,233

2012 Consolidated GAAP Financial Statements	Page 19

(In Thousands)

Reclassification adjustments reported in the above table for the years ended December 31, 2012, 2011, and 2010 are net of income tax expense/(benefit) of $7,345, $4,461, and $(3,162), respectively, and $4,032, $2,690, and $(2,139), respectively, relating to the effects of such amounts on DAC.

EQUITY SECURITIES  During 2012, 2011, and 2010, the proceeds from sales of unaffiliated equity securities amounted to $1,677, $2,822, and $1,161, respectively, with no related realized gains on those sales. The gross losses realized on those sales were $215, $364, and $101, for 2012, 2011, and 2010, respectively.

Unaffiliated equity securities had gross unrealized capital gains of $3 and $0 and gross unrealized capital losses of $629 and $1,142 as of December 31, 2012 and 2011, respectively.

During 2012, 2011, and 2010, the proceeds from sales of affiliated equity securities were $0, $0, and $21,955, respectively. There were no gross unrealized capital gains for affiliated equity securities as of December 31, 2012 and 2011.

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio as of December 31, 2012:

	Carrying Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Venture capital	$95,765	$110,405
MBO	61,219	21,058
Distressed	43,053	42,724
Real asset	39,522	45,833
Mezzanine	31,568	29,834
Hedge Funds	32,784	—	monthly	5 days
Infrastructure*	21,314	230	semi-annually	30 days
Secondaries	5,962	1,835
Fund of funds	3,805	153
Senior Mezzanine	4,552	6,169

Total Alternative assets	$339,544	$258,241

*	Redemption option only applies to one infrastructure fund (Value = $ 8,096; Unfunded Commitment = $ 0)

The investment values are provided per the funds’ capital statements. Significant events that have occurred since the date the values were calculated have been reviewed but are deemed as not being significant. With the exception of three open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund, which flow through the Consolidated Statements of Income, result from the liquidation of the underlying assets.

Venture capital  includes several venture capital funds that make investments in life science and information technology companies. The geographic focus is primarily U.S. with some focus in Canada. Venture capital funds exposure (unfunded commitments + carrying value) is 35% of the Alternative assets portfolio.

MBO  includes several lower middle market management buyout funds (“MBO”) that take controlling positions and work with management to create value. These MBO funds concentrate on the following industries: consumer, healthcare, media, manufacturing and industrial services. The geographic focus is primarily U.S. with some exposure in Europe. MBO asset funds exposure (unfunded commitments + carrying value) is 14% of the Alternative assets portfolio.

Distressed  includes several funds that invest in companies that are in financial distress and/or are undervalued due to discrete extraordinary events. Some of the funds within this category also invests in publicly traded and privately held securities, derivatives and other instruments, primarily in the mortgage, asset-backed, commercial

Page 20	The Penn Mutual Life Insurance Company

(In Thousands)

mortgage-backed and related markets. Investments within this category are made on a global basis. Distressed asset funds exposure (unfunded commitments + carrying value) is 14% of the Alternative assets portfolio.

Real asset  includes investments that focus on energy, timber and real estate. The energy funds concentrate on the acquisition and exploration of oil and gas production in North America. They also consider investments in gathering and processing, energy service and other energy related sector. The timber funds primarily include U.S. timberland properties diversified by geography, age and species. The portfolio also includes one real estate fund and one real estate investment trust fund. The real estate fund purchases participating and non-participating mezzanine loans, mortgages, preferred equity and related investments in smaller and mid size commercial real estate projects located throughout the United States. The real estate investment trust pursues large-scale acquisitions of single-family homes and executes a residential rental strategy throughout the U.S. Real Asset funds exposure relative to the total Alternative assets portfolio for each of these sectors is 8% for energy, 4% for timber, and 2% for real estate.

Senior Mezzanine and Mezzanine  includes investments made in mezzanine securities and middle market companies involved in leveraged transactions. Senior Mezzanine investments are made at the top of the capital structure with significant downside protection, while Mezzanine sits in the middle of the capital structure. Many of the partnerships within these sectors consider an array of investment opportunities, but there is some concentration on media companies. The geographic focus is primarily North America and Europe. Senior Mezzanine and Mezzanine exposure (unfunded commitments + carrying value) is 2% and 10% of the Alternative assets portfolio, respectively.

Hedge Funds  includes two global macro hedge funds in which the Company invests in Class B shares of common stock. The investment strategy is an opportunistic style with the flexibility to establish long, short, or spread positions within the following areas: currency, credit market, credit market spreads, emerging markets, and the equity and copper markets. A shareholder may redeem shares as of the close of business on the last trading day of any upcoming month provided that prior written notice is received by the administrator on the fifth business day prior to the relevant dealing day. Shares are redeemed at the net asset value of the Company as of the redemption date. Hedge fund exposure (unfunded commitments + carrying value) is 5% of the Alternative assets portfolio.

Infrastructure  includes three funds. Some of the assets include toll roads, bridges, pipelines, airports, communication assets and water-waste related assets. One of the funds is open-ended and therefore can be redeemed. Any repurchase of the Company’s interest completed within four years after the initial drawdown date is made at 94% of the investor’s Offering NAV. After four years, repurchase is made at 100% of the investor’s NAV. Infrastructure exposure (unfunded commitments + carrying value) is 4% of the Alternative assets portfolio.

Secondaries  includes two investments. The primary purpose of the first investment is to acquire equity and equity-related securities in venture-backed companies and interests in venture capital investment funds. The firm is headquartered on the West Coast and over 50% of its invested capital is in the Silicon Valley. The second investment considers opportunities on a global basis and across all sectors of the private equity market. The Fund invests its capital principally in limited partner secondaries, synthetic secondaries and alternative investments. Secondary exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

Fund of funds  primarily focuses on global investments in private equity, co-investments and secondary market purchases of interests in private equity funds. Fund of funds exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

Net unrealized investment capital gains/(losses) on alternative assets that were classified as investment income aggregated $18,145, $(7,637), and $11,691 for the years ended December 31, 2012, 2011, and 2010, respectively. Net unrealized investment capital losses classified as net investment losses were $(326), $(180), and $(935) for the years ended December 31, 2012, 2011, and 2010, respectively. The Company also recognized capital losses of $191 and $14 on closed partnerships in 2012 and 2011, respectively.

As of December 31, 2012, none of these investments exceed 10% of the Company’s assets. The Company recognized realized losses of $1,190 and $14,421 in 2012 and 2011, respectively, associated with other than temporary impairments of certain partnership investments. The Company considered the remaining life of the partnerships and the performance of the underlying assets when evaluating the facts and circumstances surrounding the recovery of the cost of the partnership investments.

2012 Consolidated GAAP Financial Statements	Page 21

(In Thousands)

OTHER INVESTED ASSETS  The components of other invested assets as of December 31, 2012 and 2011 were as follows:

	2012	2011

Derivatives	$39,665	$32,590
Low income housing tax credits	91,239	96,899
Annuity contract	—	50,031
Other	2,943	3,283

Total other invested assets	$133,847	$182,803

Refer to Note 5 for discussion on Derivatives.

The Company invests in LIHTC investments, which generate tax credits for investing in affordable housing projects. Investors in entities operating qualified affordable housing projects receive tax benefits in the form of tax deductions from operating losses and tax credits. The Company has unexpired tax credits relating to these investments with remaining lives ranging between 12-13 years and required holding periods for its LIHTC investments between 15-16 years.

The Company has no LIHTC properties under regulatory review at December 31, 2012. Impairment is determined by comparing the book value of the investment with the present value of future tax benefits. The investment is written down if the book value is higher than the present value and the write-down is accounted for as a realized loss. There were no impairments for 2012. There were no write-downs due to forfeiture of ineligibility.

RESTRICTED ASSETS AND SPECIAL DEPOSITS  Assets of $8,487 and $8,286 at December 31, 2012 and 2011, respectively, were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included within invested assets in the accompanying Consolidated Balance Sheets.

NET INVESTMENT INCOME  The components of net investment income are summarized as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

AFS securities	$441,391	$404,500	$356,348
Equity securities	187	126	—
Policy loans	37,863	38,333	37,664
Short-term investments	259	28	342
Alternative Assets	43,141	19,886	27,048
Other invested assets	8,351	6,946	7,821
Other investment income	204	120	94

Gross investment income	531,396	469,939	429,317

Less: Investment expense	20,647	19,113	9,510

Net investment income	$510,749	$450,826	$419,807

NET INVESTMENT GAINS/(LOSSES) The components of net investment gains/(losses) on investments were as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

AFS securities	$25,699	$24,615	$13,469
Trading securities	23,700	20,729	13,366
Equity securities and short-term investments	(229)	2,125	1,486
Alternative assets, other invested assets, and equity	(24,714)	(36,830)	(1,258)
Amortization of deferred acquisition costs	(3,065)	(2,268)	(4,677)
Deferred compensation plans and other assets	(111)	(1,165)	5,202

Net investment gains	$21,280	$7,205	$27,588

Page 22	The Penn Mutual Life Insurance Company

(In Thousands)

Note 5.  DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts.

The following table presents the notional and fair values of derivative financial instruments. Fair values showing a gain are reported in Other invested assets. Fair values showing a loss are reported in Other liabilities.

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012				2011
		Notional Value	Fair Value			Notional Value	Fair Value
	Number		Gain	Loss	Number		Gain	Loss

Cash Flow Hedges:
Interest rate swaps	1	$100,000	$541	$—	2	$130,000	$1,872	$—

Total designated and qualifying hedges	1	$100,000	$541	$—	2	$130,000	$1,872	$—

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,		2012				2011
	Number	Notional Value	Fair Value		Number	Notional Value	Fair Value
			Gain	Loss			Gain	Loss

Interest rate caps	2	$200,000	$—	$—	2	$200,000	$23	$—
Credit default swaps	2	9,000	—	(756)	2	9,000	—	(466)
Equity futures	5,020	373,631	400	(4,648)	5,797	374,293	2,813	(6,133)
Foreign currency forwards	1	20,324	611	—	1	23,188	939	—
Interest rate swaps	9	924,000	174	(12,437)	4	383,000	18,103	—
Inflation swaps	6	175,000	9,889	—	—	—	—	—
Equity options	24	670,500	28,049	—	17	291,000	8,840	—

Total not designated and not qualifying as hedges	5,064	$2,372,455	$39,123	$(17,841)	5,823	$1,280,481	$30,718	$(6,599)

2012 Consolidated GAAP Financial Statements	Page 23

(In Thousands)

The following table presents the components of OCI, before income tax, related to cash flow hedges:

YEARS ENDED DECEMBER 31,	2012	2011

Other comprehensive income, beginning of period	$2,970	$4,018
Losses deferred in OCI on the effective portion of cash flow hedges	(940)	50
Amounts reclassified to net investment gains	(1,367)	(1,098)

Other comprehensive income, end of period	$663	$2,970

The OCI offset is reported within net investment gains/(losses) on the Consolidated Statements of Income.

The impact of derivative instruments reported on the Consolidated Statements of Income in net investment gains/(losses) is reported in the tables below:

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012		2011
	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)

Cash Flow Hedges:
Interest rate swaps	$1,255	$831	$1,644	$1,059

Total qualifying hedges	$1,255	$831	$1,644	$1,059

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2012		2011
	Net Investment Income	Net Investment Gains/(Losses)	Net Investment Income	Net Investment Gains/(Losses)

Interest rate futures	$—	$2,226	$—	$(6,393)
Interest rate caps	—	(23)	—	(578)
Credit Default Swaps	(350)	(290)	(347)	331
Equity futures	—	(69,675)	—	(17,549)
Equity options	—	—	—	9,182
Foreign currency forward	—	(170)	—	939
Interest rate swaps	10,823	(276)	7,174	65,744
Inflation swaps	441	9,889	—	—

Total nonqualifying hedges	$10,914	$(58,319)	$6,827	$51,676

Derivative Instruments Designated and Qualifying as Cash Flow Hedges

The Company has entered into interest rate swaps that qualify for hedge accounting. These have been designated as cash flow hedges of cashflows related to variable rate securities. These interest rate swaps are used to reduce market risks from changes in interest rates. The net receipts/payments from these interest rate swaps are recorded on the Company’s Consolidated Statements of Income as reported in the table above.

The Company’s cash flow hedges are being used to hedge floating rate securities. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate. Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.

Page 24	The Penn Mutual Life Insurance Company

(In Thousands)

The effective portion of the cash flow hedges recorded in other comprehensive income was $663 and $2,970 at December 31, 2012 and 2011, respectively. The ineffective portion of the cash flow hedges recorded as a net investment gain/(loss) was $56 and $(39) as of December 31, 2012 and 2011, respectively.

The Company de-designated a $200,000 notional interest rate swap that had been designated as a three-year cash flow hedge of fixed income securities in 2008. Of the $2,943 that was recorded in OCI as of December 31, 2008, $425 was reclassified to net investment income as of December 31, 2010.

During the year ending December 31, 2012, the Company discontinued cash flow hedge accounting for one interest rate swap with a notional value of $30,000 because the forecasted transitions are not expected to occur. This resulted in $424 that was recorded in OCI at December 31, 2011 being reclassified to net investment income as of December 31, 2012.

During the years ending December 31, 2011, and 2010, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted.

Derivative Instruments Designated and Qualifying as Fair Value Hedges

For fair value hedges, changes in the fair value of derivatives are reported in a manner that is consistent with the hedged asset or liability.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company enters into interest rate caps, interest rate and equity futures, credit default swaps, forward contracts and put options that do not qualify for hedge accounting.

These instruments are carried at fair value. Instruments with a positive fair value are reported in Other invested assets. Instruments with a negative fair value are reported in Other liabilities. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company may use “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities. Foreign currency forwards are used to hedge the risk embedded in the Company’s investment in Euro-denominated alternative assets. The Company uses interest rate swaps to reduce market risks from changes in interest rates; the Company uses inflation swaps as an economic hedge to reduce inflation risk associated with inflation-indexed liabilities.

The Company offers a variety of variable annuity programs with guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into interest and equity futures and put options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers Indexed Universal Life products which have an embedded option with guaranteed returns. The Company uses call spread options for protection from rising equity levels and rising volatility. During 2012 and 2011 the Company realized gains/(losses) related to investments in call spread options of $9,106 and $(3,605), respectively, which are recorded in operating income.

During 2010, the Company closed one credit default swap with a notional value of $5,000 and recognized a realized gain of $558 in net investment gains.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating. Additionally, the agreements with the

2012 Consolidated GAAP Financial Statements	Page 25

(In Thousands)

counterparties allow for contracts in a positive position to be offset by contracts in a negative position. This right of offset, combined with the collateral obtained from counterparties, reduces the Company’s exposure. Cash of $27,519 and $30,470 were held at December 31, 2012 and 2011, respectively. The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment. Cash of $510 was posted with a counterparty on a credit default swap position as of December 31, 2010.

As of December 31, 2012 and 2011, the Company pledged collateral for futures contracts of $44,872 and $34,276, respectively. Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

At December 31, 2012 and 2011, the Company maintained claims related to certain derivatives associated with the bankruptcy of Lehman Brother Holdings, Inc. in 2008. At December 31, 2012, the recoverability of the claims has been determined to be 40% of the net derivative claims remaining. The claims are being carried at a value, net of the initial recovery in 2012, of $5,373 and $7,195, as of December 31, 2012 and 2011, respectively.

Note 6.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE MEASUREMENT  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Prices for assets classified as Level 2 are primarily provided by an independent pricing service using observable inputs. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models, market approach and other similar techniques. Prices may be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness based on the Company’s understanding of the market but are not further corroborated with other additional observable market information.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections

Page 26	The Penn Mutual Life Insurance Company

(In Thousands)

describe the valuation methodologies used to determine fair values as well as the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

The fair value process is monitored by an internal Valuation Group, which meets at least quarterly. The Valuation Group consists of financial and investment professionals and utilizes additional subject matter experts as applicable. The purpose of the Valuation Group is to monitor the Company’s asset valuation policies and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues, changes to valuation methodologies and pricing sources. To assess the continuing appropriateness of third party pricing service security valuations, the Valuation Group regularly monitors the prices, reviews price variance reports and compares prices to alternate sources for a sample of securities on a periodic basis. In addition, the Company performs an initial and ongoing review of the third party pricing services methodologies, reviews inputs and assumptions used for a sample of securities on a periodic basis and performs back testing on recent trades. Pricing challenges are raised on valuations considered not reflective of market and are monitored by the Valuation Group.

AFS SECURITIES  The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or comparison of significant inputs used by the pricing service to the Company’s observations of those inputs in the market. Consistent with the fair value hierarchy described above, securities with quoted market prices or corroborated valuations from pricing services are generally reflected within Level 2. Inputs considered to be standard for valuations by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally. Inputs considered are: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices, as applicable. Also included in Level 2 are private placement securities. There are several private placement bonds that are priced externally by an asset management firm with expertise in the security type utilizing the discounted cash flows methodology applied through an industry standard analytical and valuation platform. Inputs considered are: public corporate bond spreads, industry sectors, average life, internal and external ratings, security structure, liquidity spreads, credit spreads and yield curves, as applicable. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain privately placed commercial mortgage backed, asset backed trust preferred, public debt, and certain private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation. As of December 31, 2012 and 2011, there were no such over-rides that in aggregate were material. Significant inputs used in valuing the Company’s Level 3 debt securities include: issue specific credit adjustments, illiquidity premiums, estimation of future collateral performance cash flows, default rate assumptions, acquisition cost, market activity for securities considered comparable and non-binding quotes from certain market participants. Certain of these inputs, as described further in the fair value methodology and significant input table within Footnote 7, are considered unobservable, as not all market participants will have access to this data.

2012 Consolidated GAAP Financial Statements	Page 27

(In Thousands)

TRADING SECURITIES  The fair values of most publicly traded securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. Level 2 securities include those not actively traded and priced based on similar assets traded in active markets and securities where the fair value is based on vendor prices. All other securities are priced as Level 3.

EQUITY SECURITIES  Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the Company’s fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy.

SHORT-TERM INVESTMENTS  Short-term investments consist of money market funds carried at Level 1 and short term debt securities carried at Level 2.

OTHER INVESTED ASSETS  Derivatives with a positive fair value are recorded as Other invested assets. Derivatives with a negative fair value are recorded as Other liabilities. The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparty utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, credit spreads, market volatility, expected returns and liquidity as well as other factors. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades, comparison with internal valuations estimated through use of valuation models maintained on an industry standard analytical and valuation platform, or comparison of all significant inputs used in broker quotes to the Company’s observations of those inputs in the market. Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures. Exchange traded futures and exchange traded put options are valued using quoted prices in active markets and are classified within Level 1 in the Company’s fair value hierarchy. A significant portion of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the Company’s fair value hierarchy. These investments include: interest rate swaps, interest rate caps and put options. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS  Separate Account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

VARIABLE ANNUITY LIVING BENEFIT RIDERS  The Company’s liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB and GMWB. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in net investment gains/(losses).

The fair values of the GMAB and GMWB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using appropriate rates that take into consideration the Company’s own risk of nonperformance. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rates and equity market assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed regularly, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized are unobservable and are considered to be

Page 28	The Penn Mutual Life Insurance Company

(In Thousands)

significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy. During 2012, the assumptions that were reviewed and updated included the mortality rates, lapse rates, volatility and nonperformance risk. These assumption changes resulted in a $12,200 decrease to reserves.

INDEXED UNIVERSAL LIFE CONTRACTS  The Company’s liability for future policy benefits includes general account liabilities for interest credits indexed to the S&P 500 in excess of the guaranteed rates on indexed universal life contracts. These benefits are accounted for as embedded derivatives and are carried at fair value with changes in fair value included in operating earnings as part of benefits paid to policyholders and beneficiaries.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value as of December 31, 2012, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
AFS Securities:
U.S Treasury/Agency and non- U.S. government securities	$48,966	$386,088	$—	$435,054
States and political subdivisions	—	1,293,427	6,850	1,300,277
Corporate securities	—	4,747,255	1,513	4,748,768
Residential MBS	—	721,187	—	721,187
Commercial MBS	—	1,661,919	121,694	1,783,613
Asset-backed securities	—	524,315	108,299	632,614
Redeemable preferred stocks	—	21,578	1,352	22,930

Total AFS Securities	48,966	9,355,769	239,708	9,644,443
Trading securities	3,540	312,210	774	316,524
Equity securities	16,813	—	960	17,773
Short-term investments	98,176	—	—	98,176
Other invested assets	400	39,265	—	39,665

Total investments	167,895	9,707,244	241,442	10,116,581
Separate account assets(1)	5,432,604	—	—	5,432,604

Total assets	$5,600,499	$9,707,244	$241,442	$15,549,185

Liabilities:
Derivatives	$(4,649)	$(13,193)	$—	$(17,842)
Future policy benefits	—	—	(115,945)	(115,945)
Securities sold not purchased	(34,455)	(38,199)	—	(72,654)

Total Liabilities	$(39,104)	$(51,392)	$(115,945)	$(206,441)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

2012 Consolidated GAAP Financial Statements	Page 29

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2011, by caption on the Consolidated Balance Sheet and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total
Assets:
AFS Securities:
U.S Treasury/Agency and non-U.S. government securities	$174,278	$368,989	$—	$543,267
States and political subdivisions	—	1,206,374	6,556	1,212,930
Corporate securities	—	3,964,350	—	3,964,350
Residential MBS	—	1,263,473	—	1,263,473
Commercial MBS	—	1,293,453	—	1,293,453
Asset-backed securities	—	354,426	248	354,674
Redeemable preferred stocks	—	21,517	2,936	24,453

Total AFS Securities	174,278	8,472,582	9,740	8,656,600
Trading securities	5,346	117,610	799	123,755
Equity securities	11,363	—	—	11,363
Short-term investments	29,751	—	—	29,751
Other invested assets	2,813	29,777	—	32,590

Total investments	223,551	8,619,969	10,539	8,854,059
Separate account assets(1)	4,640,495	—	—	4,640,495

Total assets	$4,864,046	$8,619,969	$10,539	$13,494,554

Liabilities:
Derivatives	$(6,133)	$(466)	$—	$(6,599)
Future policy benefits	—	—	(137,009)	(137,009)
Securities sold not purchased	(10,720)	(3,823)	—	(14,543)

Total Liabilities	$(16,853)	$(4,289)	$(137,009)	$(158,151)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risk associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Balance Sheets.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  The tables below include a rollforward of the balance sheet amounts for the years ended December 31, 2012 and 2011 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. During 2012, approximately $108,042 of assets were transferred into Level 3 due to use of unobservable inputs in estimating fair value, primarily illiquidity premiums or due to reliance on single broker quotes. During 2012, there were no assets transferred out of Level 3. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

Page 30	The Penn Mutual Life Insurance Company

(In Thousands)

	States and Political Sub- Divisions(1,2)	Corporate Securities(1,2)	Commercial Mortgage- Backed Securities(1,2)	Asset-Backed Securities(1,2)	Redeemable Preferred Stock(1,2)	Equity Securities(1,2)	Trading Securities(3)	Total Assets	Future Policy Benefit — Total Liabilities

Balance January 1, 2012	$6,556	$—	$—	$248	$2,936	$—	$799	$10,539	$(137,009)
Transfers in	—	—	—	108,042	—	—		108,042	—
Transfers out	—	—	—	—	—	—		—
Total gains/ losses (realized/unrealized) included in:
Income	—	—	—	—	—	—		—	18,369
OCI	369	—	(477)	9	(9)	—	(13)	(121)	—
Amortization/Accretion	—	—	477	—	—	—	—	477	—
Purchases/Sales:
Purchases	—	1,513	121,694	—	—	960	8	124,175	2,695
Sales	(75)	—	—	—	(1,575)	—	(20)	(1,670)	—

Balance December 31, 2012	$6,850	$1,513	$121,694	$108,299	$1,352	$960	$774	$241,442	$(115,945)

	States and Political Sub- Divisions(1,2)	Corporate Securities(1,2)	Commercial Mortgage- Backed Securities(1,2)	Asset-Backed Securities(1,2)	Redeemable Preferred Stock(1,2)	Equity Securities(1,2)	Trading Securities(3)	Total Assets	Future Policy Benefit — Total Liabilities
Balance January 1, 2011	$8,009	$—	$—	$285	$11,962	$—	$3,050	$23,306	$(51,310)
Transfers in	—	—	—	—	—	—	—	—	—
Transfers out	—	—	—	—	—	—	(123)	(123)	—
Total gains or losses (realized/unrealized) included in:
Income	—	—	—	—	—	—	—	—	(87,473)
OCI	(1,203)	—	—	(37)	174	—	113	(953)	—
Amortization/Accretion	—	—	—	—	—	—	—	—	—
Purchases/Sales:
Purchases	—	—	—	—	—	—	46	46	1,774
Sales	(250)	—	—	—	(9,200)	—	(2,287)	(11,737)	—

Balance December 31, 2011	$6,556	$—	$—	$248	$2,936	$—	$799	$10,539	$(137,009)

(1)	Total gains/(losses) included in earnings are reported as net investment gains/(losses)
(2)	Amortization/accretion is reported as net investment income
(3)	Total gains/(losses) included in other comprehensive income are reported as net investment gains/(losses)

2012 Consolidated GAAP Financial Statements	Page 31

(In Thousands)

Fair value for index credits in excess of guaranteed rates in indexed universal life contracts were transferred into Level 3 since fair value calculations rely on certain unobservable inputs, such as the Company’s experience assumptions.

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31,2012:

	Trading Securities — Total Assets	Future Policy Benefit — Total Liabilities

Net Investment Income	$(12)	$(18,369)
Net Investment Gains	—	—

Total	$(12)	$(18,369)

The following table summarizes the total gains or losses included in earnings that are attributable to unrealized capital gains/(losses) for Level 3 assets and liabilities still held at December 31,2011:

	Trading Securities — Total Assets	Future Policy Benefit — Total Liabilities

Net Investment Income	$—	$—
Net Investment Gains	57	87,473

Total	$57	$87,473

The following summarizes the fair value, valuation techniques and significant unobservable inputs of the Level 3 fair value measurements that were developed as of December 31, 2012:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/ Range or /weighted avg.

Assets:
Investments
AFS Securities
States and political subdivisions	$6,850	Market Approach(1)	Observed prices of other comparable securities	Price range of $77.5 - $92.5 (wtd avg of $85.6)

Corporate and equity securities	2,473	Discounted cash flows(2)	Enterprise valuation multiple/ Discount rate	4.5 multiple/ 15%

Commercial MBS	121,694	Broker quote(3)	Not available	N/A

Asset-backed securities	79,950	Discounted cash flows(4)	Illiquidity premium	Rate range 0.75 - 2.5% (wtd avg of 2.28%)

	24,204	Broker quote(5)	Not available	N/A

	4,145	Market approach(6)	Comparable security spread	5.9%

Redeemable preferred stocks	1,352	Discounted cash flow(4)	Illiquidity premium	1%

Trading securities	774	Recent Trades	Observed trades	N/A

Total Investments	$241,442

Page 32	The Penn Mutual Life Insurance Company

(In Thousands)

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/ Range or /weighted avg.

Liabilities:
Future policy benefits:
GLB reserves embedded derivatives	(115,945)	Monte Carlo simulation	Lapse rates(7)	0.5% - 30.0%

			Non-performance risk(8)	1.00% - 3.00%
			Mortality(9)	(12)
			Inflation(10)	1.00% - 3.50%
			Volatility(11)	1.00% - 26.0%

(1)	Valuations of these municipal auction rate securities are based upon observed trade prices or upon a weighted average of recently observed trades on assets considered comparable.
(2)	The Company estimates the fair value of a $1,513 corporate bond and a $960 common stock using a cash flow model which applies an enterprise valuation multiplier to future cash flows projected, discounted to present value.
(3)	These privately placed commercial mortgage backed securities trade infrequently and are valued based upon a single indicative, non-binding broker quote which is updated regularly. The significant inputs are not developed by the Company and are not reasonably available. On a regular basis, management reviews the quote with the broker for reasonableness.
(4)	The process used to value the $69,950 of trust preferred securities consists of determining the current market price and credit spread of the underlying floating rate security that will be received at maturity of the trust.
That value is then discounted based upon a rate consisting of the applicable swap yield to maturity, the discount margin and an illiquidity premium established by management.
The process used to value the $10,000 privately placed bond consists of a discounted cash flow analysis using a spread from a benchmark curve and incorporating an illiquidity premium.
The illiquidity premiums shown used in the valuation of each of these assets represent estimated market participant composites of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(5)	Broker quoted fair values on these asset backed securities represent indicative, non-binding quotes developed by a single market maker. The significant inputs are not developed by the Company and are not reasonably available.
(6)	Valuation of this privately placed bond is estimated by applying a spread from the U.S. Treasury curve derived from a security considered comparable.
(7)	The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rates during the surrender charge period for variable annuity contracts.
(8)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(9)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as occupation, will die.
(10)	The inflation rate input represents the estimated rate of increase of the American dollar.
(11)	The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(12)	Based on the “Annuity 2000 Mortality Table” developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for the Company’s mortality input.

FINANCIAL INSTRUMENTS FOR WHICH CARRYING VALUE APPROXIMATES FAIR VALUE

Certain financial instruments that are not carried at fair value on the Consolidated Balance Sheets are carried at amounts that approximate fair value due to their short-term nature and generally negligible credit risk. These instruments include cash and short-term investments.

2012 Consolidated GAAP Financial Statements	Page 33

(In Thousands)

The methodology for determining the fair value for the Company’s financial instruments that are carried at fair value can be found earlier in this note.

Alternative assets and Other invested assets, which consists primarily of LIHTC, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

The fair values of the Company’s liabilities for individual annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued.

The fair values of liabilities under all of the Company’s contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company’s investment strategy is designed to minimize interest risk by managing product features and the durations and anticipated cash flows of the Company’s assets and liabilities.

Debt includes Company issued surplus notes, where fair value is based on indicative broker quotes.

Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the fair value of the corresponding separate account assets. Therefore, carrying value approximates fair value.

The following table discloses the Company’s financial instruments that are not carried at fair value:

		2012		2011
	Level	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Financial Assets:
Alternative assets	3	$339,544	$339,544	$303,139	$303,139
Other invested assets	3	94,182	94,182	150,213	150,213
Cash	1	92,963	92,963	133,412	133,412

Total financial assets		$526,689	$526,689	$586,764	$586,764

Financial Liabilities:
Investment-type contracts
Individual annuities	3	$1,842,888	$1,904,540	$1,777,558	$1,819,015
Other policyholder funds	3	209,873	209,873	214,613	214,613

Total policyholder funds		2,052,761	2,114,413	1,992,171	2,033,628
Debt	2	388,907	487,616	388,762	388,762
Separate account liabilities	1	5,432,604	5,432,604	4,640,495	4,640,495

Total financial liabilities		$7,874,272	$7,935,924	$7,021,428	$7,062,885

Note 7.  SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC  The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $5,208,286 and $4,437,625 at December 31, 2012 and 2011, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of Penn Series Funds, Inc. and other non-proprietary funds.

Separate Accounts Not Registered with the SEC  The Company also maintains separate accounts, which are not registered with the SEC, with assets of $234,511 and $211,497 at December 31, 2012 and 2011, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Page 34	The Penn Mutual Life Insurance Company

(In Thousands)

Note 8.  DAC AND SALES INDUCEMENTS

The following table illustrates the roll forward of the Company’s DAC balance:

YEARS ENDED DECEMBER 31,	2012	2011

Balance at beginning of year	$675,759	$763,874
Current year additions	269,417	237,368
Unrealized gains	(10,406)	(201,559)
Amortized during year, net of interest and unlocking	(125,419)	(123,924)

Balance at end of year	$809,351	$675,759

Most of the Company’s DAC asset is amortized over the estimated life of the book of business at a constant rate based on the present value of the estimated gross profits expected to be realized. The present value of estimated gross profits is computed using an expected investment yield or interest crediting rate, projected mortality and lapse rates. As actual experience varies, the DAC asset is required to be written up or down as the Company “unlocks” the DAC assumptions and resets the assumptions based on more current information. For projecting investment returns that would be applied to determine future variable account value growth and the associated profit margins, the Company uses a common industry approach that is generally referred to as Reversion to the Mean (“RTM”).

Sales Inducements

The Company has deferred annuity policies in-force that contain sales inducements, which are capitalized and then amortized into income in the future. Capitalized sales inducements are included in Other assets and are amortized using the same methodology and assumptions used to amortize DAC.

Changes in sales inducements are as follows:

	2012	2011

Beginning balance	$53,570	$53,343
Additional amounts deferred	9,172	8,332
Amortization	(7,525)	(8,105)

Ending balance	$55,217	$53,570

Note 9.  GUARANTEED MINIMUM ANNUITY BENEFITS

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum benefit payable upon death as follows:

RETURN OF PREMIUM  provides the greater of the account value or total deposits made to the contract less any partial withdrawals and transfers, which is referred to as “net purchase payments”. This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP  provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR  provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

2012 Consolidated GAAP Financial Statements	Page 35

(In Thousands)

The following table summarizes the account values, net amount at risk (amount of death benefit in excess of account value), net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2012	2011

Account value	$4,525,322	$3,740,645
Net amount at risk	109,790	219,828
GAAP Reserves	8,502	6,832

The reserve calculation uses a process that includes a stochastic modeling component. 200 scenarios are modeled during the process and the result is the creation of excess death benefits, which are cash payments due to death over and above the existing account value. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The Company regularly evaluates the estimates used to model the GMDB reserve and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company has variable annuity contracts that have GMAB and GMAB/GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMWB, with inflation protection, provides for a minimum amount of income at retirement. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The benefit base is calculated as the maximum of principal times a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this Rider has an inflation adjustment applied to the Guaranteed Withdrawal Amount. The following table summarizes the account values and reserves for the different benefit types as of December 31, 2012:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	977	$3,411	$87,231	$90,642	$414
GMWB w/inflation	10,056	36,799	1,314,058	1,350,857	59,096
GMAB/WB	13,450	87,300	1,752,292	1,839,592	39,378

Total	24,483	$127,510	$3,153,581	$3,281,091	$98,888

The following table summarizes the account values and reserves for the different benefit types as of December 31, 2011:

Rider Type	Contracts	Fixed Account Value	Variable Account Value	Total Fund Account Value	Reserves

GMAB	756	$3,454	$62,456	$65,910	$1,358
GMWB w/inflation	8,899	31,898	1,056,709	1,088,607	63,851
GMAB/WB	10,634	51,273	1,283,906	1,335,179	66,963

Total	20,289	$86,625	$2,403,071	$2,489,696	$132,172

The guaranteed living benefits are considered to be derivatives. For information on the fair value for these derivatives, see Note 5. Changes in these values are recorded in net investment gains/(losses).

Page 36	The Penn Mutual Life Insurance Company

(In Thousands)

Note 10.  INCOME TAXES

The federal income tax expense is as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

Current	$(3,080)	$(12,767)	$(37,416)
Deferred	55,688	27,901	62,475

Total federal income tax expense	$52,608	$15,134	$25,059

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

YEARS ENDED DECEMBER 31,	2012	2011	2010

Tax expense at 35%	$63,816	$35,613	$36,426
(Decrease)/increase in income taxes resulting from:
Dividends received deduction	(6,242)	(5,777)	(4,829)
Tax exempt income	(1,471)	(1,561)	(1,469)
Sale of subsidiary	—	(12,334)	—
Prior period adjustment	(598)	(1,051)	577
Tax reserve	—	150	(4,886)
COLI	(3,714)	(690)	(3,147)
Other	817	784	2,387

Income tax expense	$52,608	$15,134	$25,059

The change in net deferred income tax expense to net deferred income tax liability is comprised of the following:

	2012	2011	Change

Total deferred tax assets	$80,422	$85,232	$(4,810)
Total deferred tax liabilities	699,556	593,669	105,887

Net deferred tax liability	$(619,134)	$(508,437)	$(110,697)
Tax effect of unrealized capital gains/(losses)			51,911

Change in net income tax			(58,786)
Items reflected directly through equity/other			(535)
Loss Carryforward			6,713

Deferred income tax expense			$(52,608)

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

DECEMBER 31,	2012	2011

Deferred tax assets:
Policyholders’ dividends payable	$—	$4,970
Allowances for investment losses	9,984	15,701
Employee benefit liabilities	48,837	57,769
LIHTC	11,558	2,311
Loss Caryyforward	10,021	—
Other	22	4,481

Total deferred tax asset	$80,422	$85,232

2012 Consolidated GAAP Financial Statements	Page 37

(In Thousands)

DECEMBER 31,	2012	2011

Deferred tax liabilities:
Future policy benefits	$108,120	$63,893
DAC	262,842	257,119
Unrealized investment gains	318,877	266,966
Investments	9,717	3,836
Other	—	1,855

Total deferred tax liability	699,556	593,669

Tax currently receivable	(16,984)	(18,004)

Accrued income taxes	$602,150	$490,433

Cash (received)/paid for federal income taxes in 2012, 2011, and 2010 was $(6,037), $(31,715), and $925, respectively.

There were no unrecognized tax benefits as of December 31, 2012 and 2011.

The Company recognizes penalties and/or interest as a component of tax expense. During the years ended December 31, 2012 and 2011, the Company did not recognize or accrue penalties or interest. Therefore, the was no unrecognized tax positions reserve as of December 31, 2012 and 2011.

The Internal Revenue Service (“IRS”) has completed their examination of the Company’s income tax returns through the year 2007. Tax years 2008, 2009, and 2010 are under review.

Note 11.  REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

December 31, 2012:
Life Insurance in-force	$91,756,278	$1,243,758	$21,756,442	$71,243,594
Premiums	373,183	1,368	27,372	347,179
Benefits	639,348	2,028	73,431	567,945
Reserves	8,477,834	3,351	319,294	8,161,891

December 31, 2011:
Life Insurance in-force	$82,284,022	$1,305,446	$20,200,601	$63,388,867
Premiums	327,594	1,403	27,602	301,395
Benefits	627,629	2,704	95,831	534,502
Reserves	7,657,762	8,019	332,187	7,333,594

During 2010, the Company had gross premiums of $281,935, assumed premiums of $1,425, ceded premiums of $30,042, gross benefits of $618,709, assumed benefits of $2,567, and ceded benefits of $109,481.

Reinsurance recoverables with a carrying value of $201,043 and $200,751 were associated with a single reinsurer at December 31, 2012 and 2011, respectively. This recoverable is secured by investment grade securities with a market value of $220,408 and $245,552, respectively held in trust.

Page 38	The Penn Mutual Life Insurance Company

(In Thousands)

Note 12.  DEBT

On July 1, 2010, the Company issued a Surplus Note (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2012 and 2011, the amortized cost basis of the 2010 Note was $191,763 and $191,677, respectively.

On June 23, 2004, the Company issued a Surplus Note (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2012 and 2011, the amortized cost basis of the 2004 Note was $197,144 and $197,085, respectively.

The Company’s broker/dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2012, the Company had debt of $76,100 which was collateralized by customer-owned securities valued at approximately $1,921, Company owned securities valued at $169,875 and remaining bank loans of $129,954, which includes bank overdrafts of $44,154, which were not collateralized.

At December 31, 2011, the Company had debt of $6,200 which was collateralized by customer-owned securities valued at approximately $9,437, Company owned securities valued at $44,612 and remaining bank loans, including bank overdrafts of $44,057, which were not collateralized. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2012 and 2011, the weighted average interest rates on these borrowings were 1.02% and 1.04%, respectively.

At December 31, 2012, customer margin securities of $253,705 and stock borrowings of approximately $1,352,047 were available to the Company to utilize as collateral on various borrowings or other purposes. The Company utilized $1,921 of these available securities as collateral for bank loans and $1,309,672 in stock loan agreements.

The Company had utilized $44,014 and $51,949 as of December 31, 2012 and 2011, respectively, of securities owned by customers as collateral for Option Clearing Corporation (“OCC”) margin requirements.

The Company has entered into repurchase agreements with financial institutions, however there were no open positions as of December 31, 2012 and 2011.

Note 13.  BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS  The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and non qualified pension plans effective December 31, 2005. Therefore, there no further benefits are accrued for participants.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS  The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

2012 Consolidated GAAP Financial Statements	Page 39

(In Thousands)

The Plan was amended, for retirements on or after January 1, 2010, to change the eligibility requirements for pre-65 benefits for employees and benefited producers with credited service starting on or after January 1, 2000. Those with credited service starting between January 1, 2000 and January 1, 2010 had their eligibility for pre-65 benefits changed from at least age 55 with 10 years of service to at least age 55 and age plus service equal to 70. Those hired after January 1, 2010 will have their eligibility changed to at least age 55 and age plus service equal to 75. This amendment resulted in a shortened duration of benefits for covered spouses of all employees and benefited producers with credited service starting after January 1, 1990. Benefits used to extend to covered spouses up to age 65 even if the participant retiree was no longer covered. This amendment ends spouse benefits when the participant retiree’s coverage ends at the participant’s age 65.

The Plan was amended as of December 31, 2010. The Board of the Company approved a change in retiree health benefits which provides that the increase in the Company’s subsidy in years after 2011 will be no greater than 2.5% higher than the previous year’s subsidy. Future employee contributions will include any increase in costs beyond that level. This amendment reduced the benefit obligation by $6,777 as of December 31, 2010.

OTHER PLANS  The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans. Certain company contributions in excess of allowable qualified plan limits may also be credited to these plans. The compensation that has been deferred and any excess company contributions have been accrued, and the other expense related to this plan is earnings on the deferred amounts. To hedge against volatility for the investment earnings credited, the Company purchased corporate-owned life insurance contracts.

BENEFIT OBLIGATIONS  Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary.

Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2012 and 2011:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Change in benefit obligation
Benefit obligation at beginning of year	$153,562	$144,866	$27,175	$29,269
Service cost	—	—	655	528
Interest cost	7,642	7,836	1,218	1,225
Plan amendment	—	—	—	—
Actuarial (gain)/loss	22,410	8,236	2,625	(1,475)
Benefits paid	(8,012)	(7,376)	(1,900)	(2,372)

Benefit obligation at end of year	$175,602	$153,562	$29,773	$27,175

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Discount rate	4.00%	5.00%	3.75%	4.50%
Rate of compensation increase	N/A	N/A	N/A	N/A

Page 40	The Penn Mutual Life Insurance Company

(In Thousands)

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS  The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31.

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Change in plan assets:
Fair value of plans assets at beginning of year	$145,704	$133,521	$—	$—
Actual return on plan assets	17,710	16,793	—	—
Employer contribution	2,677	2,765	1,900	2,372
Benefits paid	(8,012)	(7,375)	(1,900)	(2,372)

Fair value of plan assets at end of year	$158,079	$145,704	$—	$—

The fair values of the financial instruments in Company’s pension plan assets as of December 31, 2012 are as follows:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity securities	$100,910	$—	$—	$100,910
Corporate Securities	25,991	—	—	25,991
U.S. Treasury securities	31,136	—	—	31,136

Total	$158,037	$—	$—	$158,037

The fair values of the financial instruments in Company’s pension plan assets as of December 31, 2011 are as follows:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total

Equity securities	$86,639	$—	$—	$86,639
Corporate Securities	29,332	—	—	29,332
U.S. Treasury securities	29,733	—	—	29,733

Total	$145,704	$—	$—	$145,704

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Fixed income assets are to be managed on a buy-and-hold basis to achieve durations consistent with the liability matching strategy yet allow for appropriate liquidity for benefit payments. In December 2011, the company decided to change the target allocation of the plan from a 50/50 target allocation between equity securities and Treasuries to a 60/20/20 allocation between equity securities, corporate bonds and Treasuries. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability

2012 Consolidated GAAP Financial Statements	Page 41

(In Thousands)

measurement and investment objectives are reviewed on a regular basis. The Company’s pension plan asset allocation at December 31, 2012 and 2011, and the current target allocations are as follows:

	2012 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2012	2011

Equity securities	60.0%	63.8%	59.5%
Corporate Bonds	20.0%	16.5%	20.1%
U.S. Treasury securities	20.0%	19.7%	20.4%

Total	100.0%	100.0%	100.0%

AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET  The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2012 and 2011 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Consolidated Balance Sheet.

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Benefit Obligation	$(175,601)	$(153,562)	$(29,773)	$(27,175)
Fair value of plan assets	158,079	145,704	—	—

Funded Status	$(17,522)	$(7,858)	$(29,773)	$(27,175)

Amount recognized in balance sheet:
Prepaid pension asset	$13,501	$19,322	$—	$—
Accrued benefit liability	(31,023)	(27,180)	(29,773)	(27,175)

Net amount recognized	$(17,522)	$(7,858)	$(29,773)	$(27,175)

The qualified pension plan was over funded by $13,501 and $19,322 as of December 31, 2012 and 2011, respectively. The non-qualified pension plans are not funded and have total projected benefit obligations of $31,023 and $27,180 as of December 31, 2012 and 2011, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $31,023, $31,023 and $0, respectively as of December 31, 2012. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,180, $27,180 and $0, respectively as of December 31, 2011.

As of December 31, 2012 and 2011, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

Page 42	The Penn Mutual Life Insurance Company

(In Thousands)

NET PERIODIC COST  Other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ending December 31, 2012 and 2011 are as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Current year actuarial loss/(gain)	$14,717	$630	$2,625	$(1,475)
Amortization of actuarial loss	(899)	(753)	(132)	—
Amortization of prior service credit	—	—	959	959

Total recognized in other comprehensive income	$13,818	$(123)	$3,452	$(516)

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013 consist of:

	Pension Benefits	Other Postretirement Benefits

Actuarial loss	$1,538	$222
Prior service credit	—	(959)

Total	$1,538	$(737)

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Service cost	$—	$—	$655	$528
Interest cost	7,642	7,836	1,218	1,225
Expected return on plan assets	(10,017)	(9,188)	—	—
Amortization of prior service cost	—	—	(959)	(959)
Amount of recognized gains	899	753	132	—

Total net periodic (benefit)/cost	$(1,476)	$(599)	$1,046	$794

Total recognized in net periodic benefit cost and other comprehensive income	$13,818	$(123)	$4,498	$(278)

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Discount rate	5.00%	5.50%	4.5%	4.80%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

The expected long-term rate of return on plan assets was 7.00% in 2012 and 7.00% in 2011. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns

2012 Consolidated GAAP Financial Statements	Page 43

(In Thousands)

achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2012		2011
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	8.85%	6.40%	9.40%	6.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2019	2019

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$126	$(110)
Effect of postretirement benefit obligation	1,896	(1,673)

ACTUAL CONTRIBUTIONS AND BENEFITS  The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011

Employer Contributions	$2,677	$2,765	$1,900	$2,372
Benefits Paid	(8,012)	(7,375)	(1,900)	(2,372)

CASH FLOWS The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2013, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $2,763 and $2,393, respectively.

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2012 and 2011. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits

2013	$8,493	$2,393
2014	8,898	2,316
2015	9,247	2,272
2016	9,610	2,211
2017	9,895	2,164
Years 2018-2022	52,391	10,265

Total	$98,534	$21,621

Page 44	The Penn Mutual Life Insurance Company

(In Thousands)

DEFINED CONTRIBUTION PLANS  The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2012, 2011, and 2010, the expense recognized for these plans was $7,385, $6,909, and $6,229, respectively. The estimated fair value of the defined contribution plans’ assets at December 31, 2012 and 2011 was $443,630 and $402,704, respectively.

At December 31, 2012 and 2011, $109,942 and $103,056, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 14.  COMMITMENTS, CONTINGENCIES AND UNCERTAINITIES

LEASES  The Company has entered into various leases, primarily for field offices. As of December 31, 2012 future minimum payments under noncancellable leases are as follows:

For the year ending:	Operating Leases

2013	$126,501
2014	106,124
2015	86,506
2016	69,802
2017	55,553
Thereafter	45,215

INVESTMENTS  In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2012, the Company had outstanding commitments totaling $310,325 relating to these investment activities. The fair value of these commitments approximates the face amount.

LITIGATION  The Company is involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position, liquidity, or results of operations the outcome of litigation or regulatory examinations cannot be foreseen with certainty.

In 2012, a putative class action complaint was filed against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of an alleged statutorily prescribed limit. The matter is in the initial pleading stages. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

UNCLAIMED PROPERTY  Significant attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies use the Social Security Master Death File (“SSMDF”) to identify deceased policy and contract holders. During 2012, the Company completed a review of its inforce policies to match all policies inforce over the last 25 years to the SSMDF. For the years ended December 31, 2012 and 2011, $11,985 and $3,733, respectively, has been recognized in Benefits paid to policyholders and beneficiaries.

The Company received notification from 14 states of their intent to examine compliance with their respective abandoned and unclaimed property acts. It is possible that other jurisdictions may pursue similar examinations. These actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company’s procedures. While the Company is not currently able to estimate these additional possible costs, the Company does not believe they will have a material impact to its financial position or liquidity.

2012 Consolidated GAAP Financial Statements	Page 45

(In Thousands)

LOW INTEREST RATE ENVIRONMENT  A period of sustained low interest rates could negatively impact the Company’s profitability as the interest margin could decline. The interest margin is the difference between the earned rate on general account assets and the credited rate on policyholder funds. As interest rates decline, cash received is reinvested in lower yielding instruments. Our products such as fixed annuities and fixed universal life have guaranteed credited rates. Declines in our interest margin or instances where the returns on our general account investments are not enough to support the interest rate guarantees on these products could have a material adverse effect on our businesses or results of operations.

In periods when interest rates are declining or remain at low levels, we may have to reinvest the cash we receive as interest or return of principal on our investments in lower yielding instruments reducing our interest margin. Moreover, borrowers may prepay fixed-income securities and mortgage-backed securities in our general account in order to borrow at lower market rates, which exacerbates this risk. Lowering interest crediting rates helps to mitigate the effect of margin compression on some of our products. However, because we are entitled to reset the interest rates on our fixed rate annuities and fixed universal life only at limited, pre-established intervals, and since many of our contracts have guaranteed minimum interest or crediting rates, our margin could still decrease and potentially become negative.

Our expectation for future interest margin is an important component in the amortization of deferred acquisition costs (“DAC”) as it affects the future profitability of the business. Currently, new money rates continue to be at historically low levels. If interests rates were to remain low over a sustained period of time, this would put additional pressure on our interest margin, potentially resulting in unlocking of our DAC assets, thereby reducing net income in the affected reporting period.

During period of low interest rates, policy reserves may not be sufficient to meet future obligations and may need to be strengthened, which would reduce net income in that reporting period. No additional policyholder reserves were established in 2012 or 2011 as a result of the low interest rate environment.

GUARANTY FUNDS  The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2012 and 2011 was $870 and $820, respectively. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

Note 15.  STATUTORY FINANCIAL INFORMATION

STATUTORY ACCOUNTING PRINCIPLES  PML is required to file statements with the Pennsylvania Department of Insurance and PIA files with the Delaware Department of Insurance in accordance with statutory accounting practices prescribed or permitted as codified by the NAIC, which is a comprehensive basis of accounting other than GAAP. The Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains/(losses) on the sale of fixed income investments, resulting from changes in the general level of interest rates.

STATUTORY NET INCOME AND SURPLUS  The combined insurance companies’ statutory capital and surplus at December 31, 2012 and 2011 was $1,495,390 and $1,542,748, respectively. The combined insurance companies’ net loss, determined in accordance with statutory accounting practices, for the years ended December 31, 2012, 2011, and 2010, was $63,055, $3,470, and $49,303, respectively.

RISK-BASED CAPITAL  Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size

Page 46	The Penn Mutual Life Insurance Company

(In Thousands)

and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums. The adequacy of PML’s and PIA’s actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. At December 31, 2012, the Company’s surplus exceeds these minimum levels.

Note 16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012 and through the Consolidated Financial Statement date of issuance of February 15, 2013 and has determined that there were no subsequent events requiring recognition of disclosure in the financial statements.

2012 Consolidated GAAP Financial Statements	Page 47

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

© 2013 The Penn Mutual Life Insurance Company and The Penn Insurance & Annuity Company, Philadelphia, PA 19172 www.pennmutual.com

PM6091 05/13

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities - December 31, 2012

Statements of Operations - For the Year Ended December 31, 2012

Statements of Changes in Net Assets - For the Years Ended December 31, 2012 and 2011

Notes to Financial Statements – December 31, 2012

Financial Statements of The Penn Mutual Life Insurance Company:

Independent Auditor’s Report

Consolidated Balance Sheets for the Years Ended December 31, 2012 and 2011

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2012, 2011 and 2010

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2012, 2011 and 2010

Consolidated Statements of Cash Flows for the Years Ended December 31, 2012, 2011 and 2010

Notes to Consolidated Financial Statements

(b)	Exhibits

1. (a)	Resolutions of the Executive Committee of the Board of the Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Penn Mutual Variable Annuity Account III ( the “Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62825), as filed with the U.S. Securities and Exchange Commission on April 27, 1999 (EDGAR Accession No. 0000950116-99-000834).

2.	Not applicable.

3. (a)(1)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(b)	Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(f)	Schedule A to the Broker-Dealer Selling Agreement (PM5749 05/12). Incorporated herein by reference to Exhibit 3(f) of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

4. (a)	Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(c)	Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(d)	Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(e)	Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(f)	Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(g)	Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(h)	Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(i)	Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(j)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(k)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(l)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(m)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (Accession No. 0000950116-99-001164).

(n)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(o)	Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (EDGAR Accession No. 0000950116-01-500028).

5. (a)	Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (Accession No. 0000950116-99-000851).

6. (a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)	By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2002 (EDGAR Accession No. 0001193125-12-162520).

7.	Not applicable.

8. (a)(1)	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(a)(2)	Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(a)(3)	Amendment to the Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6 (File No. 33-54662), as filed with the U.S. Securities and Exchange Commission on April 30, 1997 (Accession No. 0000950109-97-003328).

(b)	Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-69386), as filed with the U.S. Securities and Exchange Commission on April 23, 2002 (EDGAR Accession No. 0000950116-02-000811).

(c)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(d)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (Accession No. 0001036050-98-001504).

(e)	Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc. (renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the U.S. Securities and Exchange Commission on April 30, 1998 (EDGAR Accession No. 0000950109-97-003327).

9.	Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (Accession No. 0000950116-01-500028).

10. (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)	Consent of Counsel, Bingham McCutchen LLP, is filed herewith.

11.	Not applicable.

12.	Not applicable.

13. (a)	Powers of Attorney for Messrs. Cook, Santomero, Lillie, Notebaert, Rock, Boehne, Chappel and Mesdame Carter. Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(b)	Power of Attorney for Mesdame Pudlin is filed herewith.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account.

Name and Principal Business Address*	Position and Offices with Depositor
Eileen C. McDonnell	President and Chief Executive Officer

David O’Malley	Chief Operating Officer

Robert E. Chappell	Chairman of the Board

Kevin T. Reynolds	Senior Vice President and Chief Legal Officer

Susan T. Deakins	Senior Vice President and Chief Financial Officer

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

*	Unless otherwise noted, the principal business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Mutual Payroll Administration	Payroll	Pennsylvania

Independence Square Properties, LLC*	Holding Company	Delaware

Penn Janney Advisory, Inc. **	Investment Advisor	Pennsylvania

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ILS Holdings LLC	Holding Company	Delaware

*	Independence Square Properties, LLC is 95.45% owned by Penn Mutual and 4.55% owned by The Penn Insurance and Annuity Company
**	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott, LLC.

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Walnut O Corporation	Investments	Pennsylvania

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware

LEAP Systems, LLC	Software	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
JMS Resources, Inc.	Investments	Pennsylvania

Parker/Hunter Asset Management, LLC	Investments	Delaware

Penn Janney Advisory, Inc.*	Investment Advisor	Pennsylvania

*	Penn Janney Advisory, Inc. is 50% owned by Penn Mutual and 50% owned by Janney Montgomery Scott, LLC.

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of March 31, 2013, there were:

9,913 - owners of qualified individual variable annuity contracts – Diversifier II;

1,994 - owners of qualified individual variable annuity contracts – Retirement Planner VA;

2,485 - owners of nonqualified individual variable annuity contracts – Diversifier II; and

143 - owners of nonqualified individual variable annuity contracts – Retirement Planner VA.

Item 28.	Indemnification

Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers*

Michelle A. Barry	President, Chief Executive Officer
Jason R. Albino	Chief Compliance Officer
Thomas H. Harris	Senior Vice President, Distribution
Michael W. Williams	Assistant Vice President, Distribution
Marcia DeLong	Director, Producer Compensation and CL&R
Timothy N. Donahue	Managing Director, Operations and Supervision
James G. Murray	Tax Director
Franklin L. Best, Jr.	Counsel and Secretary
Stacey N. Polakowski	Treasurer and Controller

*	The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$157,599	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 19th day of April, 2013.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 19th day of April, 2013.

Signature	Title

/s/ Eileen C. McDonnell Eileen C. McDonnell	President and Chief Executive Officer

/s/ David O’Malley David O’Malley	Chief Operating Officer

*ROBERT E. CHAPPELL	Chairman of the Board of Trustees

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*By	/s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers LLP

(10)(b)	Consent of Bingham McCutchen LLP

(13)(b)	Power of Attorney for Mesdame Pudlin